                             SchwabFunds

SCHWAB
MUNICIPAL
MONEY FUNDS


- SCHWAB MUNICIPAL MONEY FUND

- SCHWAB CALIFORNIA
  MUNICIPAL MONEY FUND

- SCHWAB NEW YORK
  MUNICIPAL MONEY FUND










Annual Report
December 31, 1997

[Photo]
          Dear Shareholder,

          With the support of investors like you, SchwabFunds-Registered Trademark- continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) now manages over $56 billion in assets for nearly 3 million SchwabFunds shareholders and offers 31 funds spanning a spectrum of financial markets and investing styles.

MAINTAINING A LONG-TERM PERSPECTIVE

The recent volatility in both domestic and international markets reminds us that investments can move in both directions, down as well as up, especially in the short term. For this reason, it is extremely important that you develop and stick with a long-term investment plan that is appropriate for your personal goals, time horizon and tolerance for risk. While it's a good idea to periodically review your portfolio, I would encourage you to avoid making changes merely in response to short-term market movements.

If you have any questions about your own investment plan or need help getting started, contact your local Schwab branch to set up a free consultation with one of our representatives. Additionally, I encourage you to visit our Web site at WWW.SCHWAB.COM/SCHWABFUNDS, where you'll find online resources and tools to help you evaluate or develop your investment plan.

NEW INVESTMENT OPPORTUNITIES

As a strong proponent of indexing as an investment strategy, we've expanded our indexing offering to include bond index funds. SchwabFunds is happy to introduce the Short-Term Bond Market Index Fund and the Total Bond Market Index Fund.(1) Each Fund is broad-based and diversified and seeks to track an index representing a broad spectrum of the bond market. These Funds are straightforward choices for your bond holdings and can represent the core component of your bond portfolio.

In addition, we introduced two new municipal money funds in early February. The Schwab New Jersey Municipal Money Fund and the Schwab Pennsylvania Municipal Money Fund are designed to offer taxpayers in those states opportunities for additional tax savings.(2)

For a free prospectus on the Schwab Bond Index Funds, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund or any other SchwabFund, please call us toll-free at 1-800-435-4000. The prospectus contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                  /s/ Charles R. Schwab

                                     Charles R. Schwab


(1) Formerly the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund, respectively.
(2) Income may be subject to the alternative minimum tax (AMT).

TABLE OF CONTENTS

                                                              Page
                                                              ----
A Word from SchwabFunds-Registered Trademark-...............    2
Schwab Municipal Money Fund.................................    3
Schwab California Municipal Money Fund......................    5
Schwab New York Municipal Money Fund........................    7
The Portfolio Management Team...............................    9
Market Overview.............................................   10
Questions to the Portfolio Management Team..................   15
Glossary of Terms...........................................   19
Portfolio Summaries.........................................   20
Financial Statements and Notes..............................   23

A WORD FROM SCHWABFUNDS-REGISTERED TRADEMARK-

    We're pleased to report on the performance of the three Schwab Municipal Money Funds listed below (the Funds) for the year ended December 31, 1997:

    - Schwab Municipal Money Fund

    - Schwab California Municipal Money Fund

    - Schwab New York Municipal Money Fund

    During the reporting period, the Funds continued to provide current tax-exempt income combined with capital stability and liquidity.(1) The following pages contain additional information on the Funds' performances during the reporting period and on their portfolios. Please remember that while the Funds seek to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that the Funds will be able to maintain a $1.00 net asset value per share. It also is important to understand that your investment in the Funds is not insured or guaranteed by the U.S. Government.

    Each Fund has two classes of shares, Sweep Shares and Value Advantage Shares-TM-, which are both presented in this annual report. These two classes were designed for different purposes as explained in the following paragraphs. Depending on your cash needs and investment profile, either or both classes of the Funds may have a place in your investment plan.

(1) Income from all of the Funds may be subject to alternative minimum tax (AMT) and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

SWEEP SHARES

    Sweep Shares are designed for frequent access--such as your short-term daily cash needs. They can be linked to your Schwab account and contain a feature that automatically "sweeps" your uninvested cash balances into the Sweep Shares class of the fund you designate, according to the terms and conditions of your account. Likewise, your Sweep Shares balances can also be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE SHARES

    Value Advantage Shares are designed to be longer-term money market investment vehicles for cash balances that do not require frequent access, and may help fill the cash equivalent sector in your asset allocation plan. There are higher minimum investment and balance requirements and other transaction restrictions associated with an investment in Value Advantage Shares that do not apply to Sweep Shares. Also, unlike the Sweep Shares, the Value Advantage Shares are not designed to automatically cover negative balances in your Schwab account. These policies can help to lower costs and provide higher yields.

    If you would like more information on either the Sweep Shares or the Value Advantage Shares of the Funds, or on other Schwab Money Funds, please call our toll-free number, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Be sure to read the prospectus carefully before investing.

SCHWAB MUNICIPAL MONEY FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares-TM-. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(2)

                                                               Sweep     Value Advantage
                                                              Shares         Shares
-----------------------------------------------------------------------------------------
7-Day Yield                                                      3.37%          3.58%
-----------------------------------------------------------------------------------------
7-Day Effective Yield                                            3.43%          3.65%
-----------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(3)                      5.68%          6.03%
-----------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

    If you're in a high tax bracket, the federal tax-exempt income which may be paid by the Schwab Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis.(4) In fact, as shown below, compared with the average 5.20% 7-day effective yield for first-tier taxable money funds, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 0.51% and 0.86%, respectively, on a taxable equivalent basis.(5)

YIELDS AS OF 12/30/97

                                                               Sweep     Value Advantage
                                                              Shares         Shares
-----------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(3)                      5.71%          6.06%
-----------------------------------------------------------------------------------------

(2) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 3.14%, 3.19% and 5.28%. For the Value Advantage Shares, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields would have been, respectively: 3.34%, 3.40% and 5.63%.
(3) Taxable equivalent effective yield assumes a 1997 maximum federal regular income tax rate of 39.60%.
(4) Income may be subject to state and local taxes and AMT.
(5) Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 12/30/97. Past performance is no guarantee of future results. A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/30/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.31% and 5.65%, respectively.

PORTFOLIO COMPOSITION

    The Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB MUNICIPAL MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations                64%
Tax-Exempt Commercial Paper               9%
Anticipation Notes                       10%
Tender Option Bonds                       4%
Revenue Bonds                             3%
Mandatory & Optional Put Bonds            8%
Other                                     2%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares-TM-. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(6)

                                                               Sweep     Value Advantage
                                                              Shares         Shares
-----------------------------------------------------------------------------------------
7-Day Yield                                                      3.18%          3.38%
-----------------------------------------------------------------------------------------
7-Day Effective Yield                                            3.23%          3.44%
-----------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(7)                      5.90%          6.26%
-----------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

    If you're in a high tax bracket, the double tax-exempt income which may be paid by the Schwab California Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis.(8) In fact, as shown below, compared with the average 5.20% 7-day effective yield for first-tier taxable money funds, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 0.73% and 1.10%, respectively, on a taxable equivalent basis.(9)

YIELDS AS OF 12/30/97

                                                               Sweep     Value Advantage
                                                              Shares         Shares
-----------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(7)                      5.93%          6.30%
-----------------------------------------------------------------------------------------

(6) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 2.93%, 2.97% and 5.42%. For the Value Advantage Shares, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields would have been, respectively: 3.13%, 3.18% and 5.81%.
(7) Taxable equivalent effective yield assumes a 1997 maximum combined federal regular income tax and California state personal income tax rate of 45.22%.
(8) Income may be subject to AMT.
(9) Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 12/30/97. Past performance is no guarantee of future results. A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/30/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.46% and 5.84%, respectively.

PORTFOLIO COMPOSITION

    The Fund invests in a portfolio of high-quality, short-term municipal securities issued by the state of California, its agencies and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations              59%
Tax-Exempt Commercial Paper            20%
Anticipation Notes                     16%
Other                                   3%
General Obligations                     2%

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PERFORMANCE REVIEW

    The table below presents 7-day yields as of the end of the reporting period for both the Sweep Shares and Value Advantage Shares-TM-. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 12/31/97(10)

                                                                  Sweep      Value Advantage
                                                                 Shares          Shares
---------------------------------------------------------------------------------------------
7-Day Yield                                                         3.23%           3.47%
---------------------------------------------------------------------------------------------
7-Day Effective Yield                                               3.28%           3.53%
---------------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(11)                        6.12%           6.59%
---------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

    If you're in a high tax bracket, the triple tax-exempt income which may be paid by the Schwab New York Municipal Money Fund can provide you with higher yields than those of taxable money funds on a taxable equivalent basis.(12) In fact, as shown below, compared with the average 5.20% 7-day effective yield for first-tier taxable money funds, the Sweep Shares and the Value Advantage Shares offered a yield advantage of 0.98% and 1.43%, respectively, on a taxable equivalent basis.(13)

YIELDS AS OF 12/30/97

                                                                  Sweep      Value Advantage
                                                                 Shares          Shares
---------------------------------------------------------------------------------------------
7-Day Taxable Equivalent Effective Yield(11)                        6.18%           6.63%
---------------------------------------------------------------------------------------------

(10) A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields for the Sweep Shares would have been, respectively: 2.93%, 2.97% and 5.54%. For the Value Advantage Shares, as of 12/31/97, the 7-day, 7-day effective and 7-day taxable equivalent effective yields would have been, respectively: 3.11%, 3.16% and 5.90%.
(11) Taxable equivalent effective yield assumes a 1997 maximum combined federal regular income tax and New York state and New York City personal income tax rate of 46.43%.
(12) Income may be subject to AMT.
(13) Source: IBC Financial Data, Inc.'s weekly average 7-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 12/30/97. Past performance is no guarantee of future results. A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 12/30/97, the 7-day taxable equivalent effective yields for the Sweep Shares and the Value Advantage Shares would have been 5.58% and 5.95%, respectively.

PORTFOLIO COMPOSITION

    The Fund invests in a portfolio of high-quality, short-term municipal securities issued by the state of New York, its agencies and instrumentalities. The chart below illustrates the composition of the Fund's portfolio as of December 31, 1997 and is not indicative of holdings after that date. A complete listing of the securities in the Fund's portfolio as of December 31, 1997 is provided in the Schedule of Investments later in this report.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

Portfolio Composition as of December 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations                  56%
Tax-Exempt Commercial Paper                13%
Anticipation Notes                         21%
Other                                       4%
Variable Rate Tender Option Bonds           3%
Revenue Bonds                               3%

THE PORTFOLIO MANAGEMENT TEAM

    STEPHEN B. WARD--Senior Vice President and Chief Investment Officer--has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

    WALTER BEVERIDGE--Portfolio Manager-- has managed the Schwab Municipal Money Fund since its inception in 1992 when he joined CSIM; the Schwab California Municipal Money Fund since its inception in 1992 until December 1997; and the Schwab New York Municipal Money Fund from its inception in 1995 until December 1997. During 1998, Walter also will be responsible for the management of the Schwab Pennsylvania Municipal Money Fund. Prior to joining CSIM, Walter was Portfolio Manager for the Benham Group.

    CHARLES SOULIS--Portfolio Manager-- began managing the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund in December 1997. Prior to joining CSIM, Charles was Portfolio Manager for Wells Capital Management. During 1998, Charles also will be responsible for management of the Schwab New Jersey Municipal Money Fund.

    THE FOLLOWING MARKET OVERVIEW AND ANSWERS TO QUESTIONS ARE PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM. A GLOSSARY OF TERMS IS PROVIDED FOR YOUR REFERENCE ON PAGE 19.

MARKET OVERVIEW

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           QUARTERLY GDP GROWTH RATE
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           0.9%
Q2 1995                                           0.3%
Q3 1995                                           3.0%
Q4 1995                                           2.2%
Q1 1996                                           1.8%
Q2 1996                                           6.0%
Q3 1996                                           1.0%
Q4 1996                                           4.3%
Q1 1997                                           4.9%
Q2 1997                                           3.3%
Q3 1997                                           3.1%
Q4 1997                                           4.3%
Source: Bloomberg L.P.

- The real GDP growth rate was 3.2% for 1996 and 3.8% for 1997--healthy rates of growth for the economy, well in excess of the Federal Reserve's projected non-inflationary growth rate of 2.2%.

- The direct impact of the economic problems of Pacific Rim countries on 1998 U.S. GDP growth is anticipated to be relatively minor. Estimates range from a reduction of 0.25% (as estimated by the Federal Reserve's Chairman Alan Greenspan) to 1%. At the time of this writing, the economy appears poised for continued growth, further extending the current economic expansion that began in 1991.

- Prior to the fourth quarter onset of the "Asian Flu," the strength of the economy and tight labor markets continued to lead to speculation of a potential acceleration in both wage and price inflation and whether a more restrictive Federal Reserve policy was imminent.

  Throughout most of the reporting period, the Federal Reserve was "on alert" for signs of accelerating inflation, whether caused by tight labor markets or consumer spending fueled by a strong stock market. With the onset of the economic problems in Pacific Rim countries and their potential impact on the U.S. economy, sentiment has shifted--there is no clear consensus whether the Federal Reserve's next move will be to raise or lower short-term rates.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           U.S. UNEMPLOYMENT RATE
  Jan-90                                       5.4%
  Feb-90                                       5.3%
  Mar-90                                       5.2%
  Apr-90                                       5.4%
  May-90                                       5.4%
  Jun-90                                       5.2%
  Jul-90                                       5.5%
  Aug-90                                       5.7%
  Sep-90                                       5.9%
  Oct-90                                       5.9%
  Nov-90                                       6.2%
  Dec-90                                       6.3%
  Jan-91                                       6.4%
  Feb-91                                       6.6%
  Mar-91                                       6.8%
  Apr-91                                       6.7%
  May-91                                       6.9%
  Jun-91                                       6.9%
  Jul-91                                       6.8%
  Aug-91                                       6.9%
  Sep-91                                       6.9%
  Oct-91                                       7.0%
  Nov-91                                       7.0%
  Dec-91                                       7.3%
  Jan-92                                       7.3%
  Feb-92                                       7.4%
  Mar-92                                       7.4%
  Apr-92                                       7.4%
  May-92                                       7.6%
  Jun-92                                       7.8%
  Jul-92                                       7.7%
  Aug-92                                       7.6%
  Sep-92                                       7.6%
  Oct-92                                       7.3%
  Nov-92                                       7.4%
  Dec-92                                       7.4%
  Jan-93                                       7.3%
  Feb-93                                       7.1%
  Mar-93                                       7.0%
  Apr-93                                       7.1%
  May-93                                       7.1%
  Jun-93                                       7.0%
  Jul-93                                       6.9%
  Aug-93                                       6.8%
  Sep-93                                       6.7%
  Oct-93                                       6.8%
  Nov-93                                       6.6%
  Dec-93                                       6.5%
  Jan-94                                       6.7%
  Feb-94                                       6.6%
  Mar-94                                       6.5%
  Apr-94                                       6.4%
  May-94                                       6.0%
  Jun-94                                       6.1%
  Jul-94                                       6.1%
  Aug-94                                       6.1%
  Sep-94                                       5.9%
  Oct-94                                       5.8%
  Nov-94                                       5.6%
  Dec-94                                       5.4%
  Jan-95                                       5.6%
  Feb-95                                       5.5%
  Mar-95                                       5.4%
  Apr-95                                       5.7%
  May-95                                       5.6%
  Jun-95                                       5.6%
  Jul-95                                       5.7%
  Aug-95                                       5.7%
  Sep-95                                       5.7%
  Oct-95                                       5.5%
  Nov-95                                       5.6%
  Dec-95                                       5.6%
  Jan-96                                       5.7%
  Feb-96                                       5.5%
  Mar-96                                       5.5%
  Apr-96                                       5.5%
  May-96                                       5.5%
  Jun-96                                       5.3%
  Jul-96                                       5.4%
  Aug-96                                       5.2%
  Sep-96                                       5.2%
  Oct-96                                       5.2%
  Nov-96                                       5.3%
  Dec-96                                       5.3%
  Jan-97                                       5.4%
  Feb-97                                       5.3%
  Mar-97                                       5.2%
  Apr-97                                       4.9%
  May-97                                       4.8%
  Jun-97                                       5.0%
  Jul-97                                       4.8%
  Aug-97                                       4.9%
  Sep-97                                       4.9%
  Oct-97                                       4.7%
  Nov-97                                       4.6%
  Dec-97                                       4.7%
  Source: Bloomberg L.P.

- Job growth has remained robust and the unemployment rate reached a new low for this decade during the reporting period. In fact, the monthly fourth quarter rates of 4.7%, 4.6% and 4.7% for October, November and December, respectively, represent the lowest unemployment rates in 24 years.

- Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as we experienced in the second and third quarters, allow manufacturers to keep a lid on prices in the face of rising wages without trimming profit margins.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION

                           Monthly Consumer Price Index     Quarterly Employment Cost Index
  Jan-90                                           5.2%                                5.3%
  Feb-90                                           5.3%                                5.3%
  Mar-90                                           5.2%                                5.3%
  Apr-90                                           4.7%                                5.4%
  May-90                                           4.4%                                5.4%
  Jun-90                                           4.7%                                5.4%
  Jul-90                                           4.8%                                5.1%
  Aug-90                                           5.6%                                5.1%
  Sep-90                                           6.2%                                5.1%
  Oct-90                                           6.3%                                4.8%
  Nov-90                                           6.3%                                4.8%
  Dec-90                                           6.1%                                4.8%
  Jan-91                                           5.7%                                4.6%
  Feb-91                                           5.3%                                4.6%
  Mar-91                                           4.9%                                4.6%
  Apr-91                                           4.9%                                4.5%
  May-91                                           5.0%                                4.5%
  Jun-91                                           4.7%                                4.5%
  Jul-91                                           4.4%                                4.3%
  Aug-91                                           3.8%                                4.3%
  Sep-91                                           3.4%                                4.3%
  Oct-91                                           2.9%                                4.2%
  Nov-91                                           3.0%                                4.2%
  Dec-91                                           3.1%                                4.2%
  Jan-92                                           2.6%                                4.1%
  Feb-92                                           2.8%                                4.1%
  Mar-92                                           3.2%                                4.1%
  Apr-92                                           3.2%                                3.5%
  May-92                                           3.0%                                3.5%
  Jun-92                                           3.1%                                3.5%
  Jul-92                                           3.2%                                3.4%
  Aug-92                                           3.1%                                3.4%
  Sep-92                                           3.0%                                3.4%
  Oct-92                                           3.2%                                3.5%
  Nov-92                                           3.0%                                3.5%
  Dec-92                                           2.9%                                3.5%
  Jan-93                                           3.3%                                3.4%
  Feb-93                                           3.2%                                3.4%
  Mar-93                                           3.1%                                3.4%
  Apr-93                                           3.2%                                3.6%
  May-93                                           3.2%                                3.6%
  Jun-93                                           3.0%                                3.6%
  Jul-93                                           2.8%                                3.6%
  Aug-93                                           2.8%                                3.6%
  Sep-93                                           2.7%                                3.6%
  Oct-93                                           2.8%                                3.4%
  Nov-93                                           2.7%                                3.4%
  Dec-93                                           2.7%                                3.4%
  Jan-94                                           2.5%                                3.2%
  Feb-94                                           2.5%                                3.2%
  Mar-94                                           2.5%                                3.2%
  Apr-94                                           2.4%                                3.1%
  May-94                                           2.3%                                3.1%
  Jun-94                                           2.5%                                3.1%
  Jul-94                                           2.8%                                3.1%
  Aug-94                                           2.9%                                3.1%
  Sep-94                                           3.0%                                3.1%
  Oct-94                                           2.6%                                3.0%
  Nov-94                                           2.7%                                3.0%
  Dec-94                                           2.7%                                3.0%
  Jan-95                                           2.8%                                3.0%
  Feb-95                                           2.9%                                3.0%
  Mar-95                                           2.9%                                3.0%
  Apr-95                                           3.1%                                3.0%
  May-95                                           3.2%                                3.0%
  Jun-95                                           3.0%                                3.0%
  Jul-95                                           2.8%                                2.8%
  Aug-95                                           2.6%                                2.8%
  Sep-95                                           2.5%                                2.8%
  Oct-95                                           2.8%                                2.8%
  Nov-95                                           2.6%                                2.8%
  Dec-95                                           2.5%                                2.8%
  Jan-96                                           2.7%                                2.9%
  Feb-96                                           2.7%                                2.9%
  Mar-96                                           2.8%                                2.9%
  Apr-96                                           2.9%                                2.9%
  May-96                                           2.9%                                2.9%
  Jun-96                                           2.8%                                2.9%
  Jul-96                                           3.0%                                2.9%
  Aug-96                                           2.9%                                2.9%
  Sep-96                                           3.0%                                2.9%
  Oct-96                                           3.0%                                3.0%
  Nov-96                                           3.3%                                3.0%
  Dec-96                                           3.3%                                3.0%
  Jan-97                                           3.0%                                2.8%
  Feb-97                                           3.0%                                2.8%
  Mar-97                                           2.8%                                2.8%
  Apr-97                                           2.5%                                2.8%
  May-97                                           2.2%                                2.8%
  Jun-97                                           2.3%                                2.8%
  Jul-97                                           2.2%                                3.0%
  Aug-97                                           2.2%                                3.0%
  Sep-97                                           2.2%                                3.0%
  Oct-97                                           2.1%                                3.2%
  Nov-97                                           1.8%                                3.2%
  Dec-97                                           1.7%                                3.2%

- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1997, reflecting continued low levels of inflation.

- The CPI rose 1.7% during 1997--the lowest rate of increase since 1986. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965.

- Even though current levels of inflation are very low, the Federal Reserve indicated throughout most of the reporting period that the economy remains in the zone where inflation risks are increasing, and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action earlier this year in March, increasing the Federal Funds Rate by 0.25% to 5.50%. At the end of the reporting period, however, sentiment was mixed regarding the direction and timing of the Federal Reserve's next action.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 YIELDS ON 90-DAY COMMERCIAL PAPER
 AND 3-MONTH TREASURY BILLS FOR THE
      PERIOD 1/2/97 - 12/31/97

                                       3 Month Treasury Bill     90 Day Commercial Paper
  1/2/97                                               5.18%                       5.30%
  1/3/97                                               5.16%                       5.29%
  1/6/97                                               5.17%                       5.32%
  1/7/97                                               5.15%                       5.32%
  1/8/97                                               5.15%                       5.29%
  1/9/97                                               5.12%                       5.30%
  1/10/97                                              5.16%                       5.30%
  1/13/97                                              5.17%                       5.34%
  1/14/97                                              5.16%                       5.29%
  1/15/97                                              5.14%                       5.31%
  1/16/97                                              5.16%                       5.29%
  1/17/97                                              5.15%                       5.30%
  1/20/97                                              5.15%                       5.30%
  1/21/97                                              5.15%                       5.29%
  1/22/97                                              5.16%                       5.30%
  1/23/97                                              5.16%                       5.27%
  1/24/97                                              5.16%                       5.32%
  1/27/97                                              5.19%                       5.32%
  1/28/97                                              5.19%                       5.32%
  1/29/97                                              5.17%                       5.31%
  1/30/97                                              5.17%                       5.28%
  1/31/97                                              5.15%                       5.30%
  2/3/97                                               5.11%                       5.30%
  2/4/97                                               5.13%                       5.28%
  2/5/97                                               5.12%                       5.28%
  2/6/97                                               5.13%                       5.30%
  2/7/97                                               5.12%                       5.27%
  2/10/97                                              5.13%                       5.26%
  2/11/97                                              5.14%                       5.29%
  2/12/97                                              5.14%                       5.29%
  2/13/97                                              5.12%                       5.27%
  2/14/97                                              5.08%                       5.26%
  2/17/97                                              5.09%                       5.26%
  2/18/97                                              5.09%                       5.25%
  2/19/97                                              5.10%                       5.25%
  2/20/97                                              5.08%                       5.26%
  2/21/97                                              5.09%                       5.20%
  2/24/97                                              5.11%                       5.22%
  2/25/97                                              5.15%                       5.24%
  2/26/97                                              5.18%                       5.23%
  2/27/97                                              5.20%                       5.38%
  2/28/97                                              5.22%                       5.35%
  3/3/97                                               5.23%                       5.37%
  3/4/97                                               5.23%                       5.29%
  3/5/97                                               5.19%                       5.30%
  3/6/97                                               5.21%                       5.29%
  3/7/97                                               5.21%                       5.29%
  3/10/97                                              5.19%                       5.29%
  3/11/97                                              5.17%                       5.30%
  3/12/97                                              5.19%                       5.30%
  3/13/97                                              5.23%                       5.30%
  3/14/97                                              5.23%                       5.32%
  3/17/97                                              5.25%                       5.34%
  3/18/97                                              5.29%                       5.37%
  3/19/97                                              5.29%                       5.38%
  3/20/97                                              5.34%                       5.39%
  3/21/97                                              5.40%                       5.50%
  3/24/97                                              5.38%                       5.50%
  3/25/97                                              5.39%                       5.52%
  3/26/97                                              5.34%                       5.53%
  3/27/97                                              5.37%                       5.54%
  3/28/97                                              5.37%                       5.54%
  3/31/97                                              5.32%                       5.55%
  4/1/97                                               5.30%                       5.53%
  4/2/97                                               5.29%                       5.58%
  4/3/97                                               5.25%                       5.55%
  4/4/97                                               5.27%                       5.54%
  4/7/97                                               5.27%                       5.61%
  4/8/97                                               5.23%                       5.59%
  4/9/97                                               5.22%                       5.58%
  4/10/97                                              5.29%                       5.53%
  4/11/97                                              5.28%                       5.52%
  4/14/97                                              5.29%                       5.58%
  4/15/97                                              5.29%                       5.56%
  4/16/97                                              5.29%                       5.58%
  4/17/97                                              5.29%                       5.58%
  4/18/97                                              5.28%                       5.57%
  4/21/97                                              5.26%                       5.60%
  4/22/97                                              5.32%                       5.60%
  4/23/97                                              5.34%                       5.62%
  4/24/97                                              5.30%                       5.57%
  4/25/97                                              5.31%                       5.54%
  4/28/97                                              5.30%                       5.61%
  4/29/97                                              5.26%                       5.56%
  4/30/97                                              5.23%                       5.57%
  5/1/97                                               5.21%                       5.60%
  5/2/97                                               5.22%                       5.57%
  5/5/97                                               5.11%                       5.60%
  5/6/97                                               5.17%                       5.56%
  5/7/97                                               5.22%                       5.59%
  5/8/97                                               5.21%                       5.63%
  5/9/97                                               5.16%                       5.55%
  5/12/97                                              5.15%                       5.59%
  5/13/97                                              5.20%                       5.57%
  5/14/97                                              5.16%                       5.57%
  5/15/97                                              5.11%                       5.58%
  5/16/97                                              5.18%                       5.58%
  5/19/97                                              5.30%                       5.56%
  5/20/97                                              5.20%                       5.59%
  5/21/97                                              5.12%                       5.59%
  5/22/97                                              5.17%                       5.59%
  5/23/97                                              5.16%                       5.54%
  5/26/97                                              5.16%                       5.54%
  5/27/97                                              5.11%                       5.56%
  5/28/97                                              5.13%                       5.53%
  5/29/97                                              5.01%                       5.57%
  5/30/97                                              4.94%                       5.54%
  6/2/97                                               4.84%                       5.59%
  6/3/97                                               5.07%                       5.57%
  6/4/97                                               5.07%                       5.56%
  6/5/97                                               5.11%                       5.52%
  6/6/97                                               5.04%                       5.54%
  6/9/97                                               5.03%                       5.54%
  6/10/97                                              5.03%                       5.53%
  6/11/97                                              4.96%                       5.55%
  6/12/97                                              4.95%                       5.52%
  6/13/97                                              4.96%                       5.53%
  6/16/97                                              4.97%                       5.54%
  6/17/97                                              5.04%                       5.54%
  6/18/97                                              5.07%                       5.54%
  6/19/97                                              5.07%                       5.52%
  6/20/97                                              5.06%                       5.53%
  6/23/97                                              5.15%                       5.54%
  6/24/97                                              5.18%                       5.54%
  6/25/97                                              5.10%                       5.52%
  6/26/97                                              5.12%                       5.51%
  6/27/97                                              5.14%                       5.53%
  6/30/97                                              5.17%                       5.56%
  7/1/97                                               5.23%                       5.52%
  7/2/97                                               5.22%                       5.56%
  7/3/97                                               5.14%                       5.52%
  7/4/97                                               5.13%                       5.52%
  7/7/97                                               5.07%                       5.52%
  7/8/97                                               5.11%                       5.51%
  7/9/97                                               5.10%                       5.49%
  7/10/97                                              5.15%                       5.47%
  7/11/97                                              5.13%                       5.49%
  7/14/97                                              5.14%                       5.50%
  7/15/97                                              5.19%                       5.50%
  7/16/97                                              5.18%                       5.50%
  7/17/97                                              5.21%                       5.48%
  7/18/97                                              5.24%                       5.47%
  7/21/97                                              5.27%                       5.48%
  7/22/97                                              5.23%                       5.50%
  7/23/97                                              5.19%                       5.44%
  7/24/97                                              5.21%                       5.45%
  7/25/97                                              5.22%                       5.47%
  7/28/97                                              5.23%                       5.48%
  7/29/97                                              5.24%                       5.45%
  7/30/97                                              5.23%                       5.47%
  7/31/97                                              5.23%                       5.45%
  8/1/97                                               5.27%                       5.48%
  8/4/97                                               5.26%                       5.48%
  8/5/97                                               5.29%                       5.47%
  8/6/97                                               5.29%                       5.48%
  8/7/97                                               5.30%                       5.46%
  8/8/97                                               5.28%                       5.49%
  8/11/97                                              5.29%                       5.48%
  8/12/97                                              5.32%                       5.51%
  8/13/97                                              5.31%                       5.49%
  8/14/97                                              5.33%                       5.49%
  8/15/97                                              5.24%                       5.49%
  8/18/97                                              5.27%                       5.50%
  8/19/97                                              5.22%                       5.48%
  8/20/97                                              5.23%                       5.49%
  8/21/97                                              5.24%                       5.49%
  8/22/97                                              5.23%                       5.45%
  8/25/97                                              5.28%                       5.46%
  8/26/97                                              5.27%                       5.50%
  8/27/97                                              5.28%                       5.49%
  8/28/97                                              5.21%                       5.46%
  8/29/97                                              5.22%                       5.48%
  9/1/97                                               5.22%                       5.48%
  9/2/97                                               5.19%                       5.52%
  9/3/97                                               5.13%                       5.48%
  9/4/97                                               5.14%                       5.51%
  9/5/97                                               5.15%                       5.50%
  9/8/97                                               5.14%                       5.49%
  9/9/97                                               5.12%                       5.50%
  9/10/97                                              5.09%                       5.48%
  9/11/97                                              5.13%                       5.47%
  9/12/97                                              5.09%                       5.48%
  9/15/97                                              5.13%                       5.49%
  9/16/97                                              5.08%                       5.49%
  9/17/97                                              5.09%                       5.48%
  9/18/97                                              5.08%                       5.48%
  9/19/97                                              5.04%                       5.45%
  9/22/97                                              5.02%                       5.48%
  9/23/97                                              4.98%                       5.49%
  9/24/97                                              4.92%                       5.45%
  9/25/97                                              4.91%                       5.46%
  9/26/97                                              4.98%                       5.48%
  9/29/97                                              4.99%                       5.50%
  9/30/97                                              5.10%                       5.48%
  10/1/97                                              5.10%                       5.46%
  10/2/97                                              5.06%                       5.49%
  10/3/97                                              5.01%                       5.47%
  10/6/97                                              4.97%                       5.47%
  10/7/97                                              5.05%                       5.46%
  10/8/97                                              5.09%                       5.47%
  10/9/97                                              5.11%                       5.48%
  10/10/97                                             5.12%                       5.50%
  10/13/97                                             5.12%                       5.50%
  10/14/97                                             5.07%                       5.49%
  10/15/97                                             5.04%                       5.51%
  10/16/97                                             5.06%                       5.48%
  10/17/97                                             5.04%                       5.54%
  10/20/97                                             5.03%                       5.54%
  10/21/97                                             5.10%                       5.54%
  10/22/97                                             5.15%                       5.52%
  10/23/97                                             5.12%                       5.54%
  10/24/97                                             5.13%                       5.54%
  10/27/97                                             5.03%                       5.55%
  10/28/97                                             5.26%                       5.49%
  10/29/97                                             5.14%                       5.54%
  10/30/97                                             5.14%                       5.53%
  10/31/97                                             5.20%                       5.56%
  11/3/97                                              5.23%                       5.54%
  11/4/97                                              5.25%                       5.53%
  11/5/97                                              5.24%                       5.54%
  11/6/97                                              5.31%                       5.53%
  11/7/97                                              5.29%                       5.55%
  11/10/97                                             5.33%                       5.54%
  11/11/97                                             5.31%                       5.54%
  11/12/97                                             5.26%                       5.62%
  11/13/97                                             5.26%                       5.59%
  11/14/97                                             5.25%                       5.67%
  11/17/97                                             5.30%                       5.63%
  11/18/97                                             5.29%                       5.62%
  11/19/97                                             5.27%                       5.61%
  11/20/97                                             5.27%                       5.64%
  11/21/97                                             5.24%                       5.61%
  11/24/97                                             5.27%                       5.63%
  11/25/97                                             5.29%                       5.65%
  11/26/97                                             5.21%                       5.63%
  11/27/97                                             5.22%                       5.63%
  11/28/97                                             5.20%                       5.63%
  12/1/97                                              5.23%                       5.64%
  12/2/97                                              5.25%                       5.67%
  12/3/97                                              5.23%                       5.67%
  12/4/97                                              5.25%                       5.67%
  12/5/97                                              5.31%                       5.69%
  12/8/97                                              5.32%                       5.67%
  12/9/97                                              5.23%                       5.72%
  12/10/97                                             5.18%                       5.69%
  12/11/97                                             5.17%                       5.68%
  12/12/97                                             5.17%                       5.68%
  12/15/97                                             5.22%                       5.70%
  12/16/97                                             5.20%                       5.69%
  12/17/97                                             5.24%                       5.66%
  12/18/97                                             5.23%                       5.64%
  12/19/97                                             5.38%                       5.62%
  12/22/97                                             5.43%                       5.67%
  12/23/97                                             5.47%                       5.64%
  12/24/97                                             5.37%                       5.69%
  12/25/97                                             5.37%                       5.69%
  12/26/97                                             5.33%                       5.67%
  12/29/97                                             5.39%                       5.65%
  12/30/97                                             5.38%                       5.65%
  12/31/97                                             5.37%                       5.57%
  Source: Bloomberg L.P.

- Commercial paper rates experienced a moderate increase in the second quarter (following the March Federal Funds Rate hike) and again in the fourth quarter. Throughout most of the reporting period, however, rates remained relatively stable, as illustrated by the 90-day commercial paper yields in the above chart. More notably, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter and continued to exhibit volatility during the remainder of the reporting period.

- Initially, the widening of the spread between U.S. Treasury bill and commercial paper yields, which made U.S. Treasury bills relatively less attractive than commercial paper, resulted from a reduced supply of U.S. Treasury bills. This reduction in supply was caused by unexpectedly large federal tax receipts collected in April, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

- During September, the spread again widened. This time, however, it was primarily a result of what is typically referred to as a "flight to quality." Investors, concerned about the volatility in the foreign equity markets, sought refuge in U.S. Treasury securities, thereby driving down their yields relative to those of commercial paper.

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 90-DAY MUNICIPAL COMMERCIAL PAPER
  FOR THE PERIOD 1/7/97 - 12/30/97
  1/7/97                                  3.25%
  1/14/97                                 3.45%
  1/21/97                                 3.45%
  1/28/97                                 3.55%
  2/4/97                                  3.40%
  2/11/97                                 3.45%
  2/18/97                                 3.35%
  2/25/97                                 3.40%
  3/4/97                                  3.35%
  3/11/97                                 3.30%
  3/18/97                                 3.40%
  3/25/97                                 3.50%
  4/1/97                                  3.45%
  4/8/97                                  3.65%
  4/15/97                                 3.60%
  4/22/97                                 3.70%
  4/29/97                                 3.70%
  5/6/97                                  3.65%
  5/13/97                                 3.75%
  5/20/97                                 3.70%
  5/27/97                                 3.70%
  6/3/97                                  3.65%
  6/10/97                                 3.70%
  6/17/97                                 3.75%
  6/24/97                                 3.70%
  7/1/97                                  3.60%
  7/8/97                                  3.60%
  7/16/97                                 3.65%
  7/23/97                                 3.65%
  7/30/97                                 3.65%
  8/6/97                                  3.60%
  8/13/97                                 3.60%
  8/20/97                                 3.60%
  8/27/97                                 3.65%
  9/3/97                                  3.70%
  9/10/97                                 3.80%
  9/17/97                                 3.80%
  9/24/97                                 3.80%
  10/1/97                                 3.65%
  10/8/97                                 3.65%
  10/15/97                                3.75%
  10/22/97                                3.75%
  10/29/97                                3.75%
  11/5/97                                 3.70%
  11/12/97                                3.75%
  11/19/97                                3.75%
  11/26/97                                3.80%
  12/3/97                                 3.60%
  12/10/97                                3.60%
  12/17/97                                3.75%
  12/23/97                                3.75%
  12/30/97                                3.75%
  Source: Lehman Brothers, Inc.

- Municipal commercial paper yields increased slightly during the weeks following the Federal Funds Rate hike in March but then remained relatively stable throughout the remainder of the reporting period, as illustrated in the above chart. In fact, municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period, as shown in the chart on page 13.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS TO RESPOND TO CHANGES IN INTEREST RATES?

A We managed the dollar-weighted average maturity (DWAM) for all three Funds' portfolios to capitalize on the seasonal cycles typical of short-term municipal securities markets. Anticipating lower rates for demand notes issued in early 1998, we extended the maturities of the Funds' portfolios at the end of the reporting period, locking in higher rates and insulating the Funds from the lower rates typical of demand notes issued in January. Throughout much of the reporting period, all three Funds maintained a DWAM that was comparable to those of other funds with similar investment objectives.

    During the reporting period we took several opportunities to extend the DWAM of the Funds for other reasons:

    1) Our expectation that the Federal Reserve would not raise the Federal Funds Rate any further after the 0.25% increase on March 25, 1997.

    2) A plentiful supply of municipal money market instruments during note season (in June). This period is usually followed by a decline in rates as the supply of municipal securities dwindles.

    The following table shows the DWAM for each of the three Funds at the beginning, middle and end of the reporting period:

                              Schwab        Schwab
                Schwab      California     New York
              Municipal     Municipal     Municipal
              Money Fund    Money Fund    Money Fund
             ------------  ------------  ------------
12/31/96       50 Days       47 Days       51 Days
6/30/97        64 Days       53 Days       52 Days
12/31/97       48 Days       51 Days       63 Days

Q WHAT IMPACT HAVE THE ECONOMIC PROBLEMS IN THE PACIFIC RIM HAD ON THE MANAGEMENT OF THE FUNDS' PORTFOLIOS?

A Beginning in the fourth quarter of 1997, many Asian countries experienced economic problems and severe currency devaluations--collectively referred to as the "Asian Flu." Although it is a serious global problem, and will no doubt have a credit impact on issuers of securities in those countries and their economies, it has not had a significant effect on issuers of what typically are considered money market-eligible securities. Nevertheless, we continue, as always, to carefully monitor the creditworthiness of any issuers of securities considered for investment in the Schwab Municipal Money Funds.

    As we have discussed in previous reports, all three Schwab Municipal Money Funds frequently own municipal securities that are insured or backed by a letter of credit issued by a first-tier financial institution, which may be foreign-based. These arrangements are referred to as "credit enhancements" because they provide incremental levels of creditworthiness.

    During the reporting period, all three Schwab Municipal Money Funds did, as a precaution, reduce their exposure to Japanese issuers of credit enhancements. The following table shows the Funds' holdings of securities with Japanese credit enhancements as of December 31, 1997 (expressed as a percentage of each Fund's net assets). As part of our regular credit review process, we continually monitor the credit quality of both the enhancement providers and the issuers of the Funds' portfolio securities.

                                               12/31/97
                                             ------------
Schwab Municipal Money Fund                        0.90%
Schwab California Municipal Money Fund             4.49%
Schwab New York Municipal Money Fund               2.90%

    There has been a great deal of speculation as to what impact the "Asian Flu" will have on U.S. economic growth, future inflation, and Federal Reserve policy. U.S. manufacturers of goods exported to Pacific Rim countries may be affected. At this time, the range of projections for the potential reduction in 1998 GDP growth is generally between 0.25% and 1% while expectations for 1998 earnings growth of the S&P 500 have been pared back from between 10% and 14% to forecasts between 5.5% and 10%. Expectations that the Federal Reserve will raise short-term rates have shifted to expectations that it may instead actually lower short-term rates.

Q WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A California appears to be embarking on its fifth year of economic recovery. As noted in the Governor's Budget Highlights, 1997 was the best year in this decade for the state's economy, with employment growth exceeding 3%, personal income up by more than 7%, and a seven-year low in the unemployment rate. Looking forward, it is anticipated that California could see continued moderate growth across most industry sectors, with some, such as those heavily dependent on exporting goods and services to Asia, growing at a much slower pace. As noted in the Governor's 1998-99 Budget Proposal, the effect on California of the economic weakness in Asia may be somewhat offset by strong export growth to Mexico and increasing exports to Europe.

    The state's continued economic improvement has allowed for an accumulation of budget reserves and an easing of some of the spending restrictions imposed during the last recession. For the 1997-98 budget year, the Governor projects budget reserves of more than 1% of total expenditures. However, as in prior years, budget adjustments may be necessary to keep spending in line with revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure. Therefore, the state's financial position may be somewhat static over the next 12 months.

    We are satisfied that the California securities held by the Fund represent minimal credit risk and we will, as always, continue to monitor the state's economic situation closely. California's current credit ratings are A1 from Moody's Investor Service, A+ from Standard & Poor's Corporation and AA- from Fitch IBCA, Inc., three well-known rating agencies.

Q WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A A diverse economic base and the central role New York City continues to play in international finance, tourism and other service-related businesses support New York State's satisfactory credit quality. Although the state entered the 1990 recession earlier than others, its recovery has been slower and less robust. For the 1997-98 fiscal year the state predicts a 1.4% increase in employment, which marks the highest level of job growth since 1988, the year prior to the last recession. Economic growth may continue to be constrained by ongoing structural changes in the economy, such as corporate downsizing or relocation and cutbacks in defense spending.

    In spite of reported budgetary surpluses in 1993, 1994 and 1996, New York still faces the challenge of resolving persistent general fund imbalances. In early August 1997, after the longest delay in the state's history, Governor George Pataki and the legislature agreed on a 1998 budget that will result in slightly higher New York state spending than in 1997. The success of this budget will depend largely on the state's ability to achieve projected economic growth levels and implement its budget strategies in a smooth and timely fashion. Continued major delays in adoption of the budget and other administrative roadblocks, however, might make it difficult for the state to implement many of the new policies. Therefore, while the state may see higher revenues over the next 12 months, it may not be able to make a significant improvement in its general fund reserves.

    We are satisfied that the New York securities held by the Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

Q WHAT FACTORS SHOULD I CONSIDER WHEN SELECTING MONEY FUNDS AT SCHWAB?

A Schwab offers two types of money funds, Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-, both of which offer taxable and tax-advantaged alternatives. Depending on your investment objectives and risk tolerance, either or both types of funds may have a place in your investment plan. The Schwab Municipal Money Funds, which are included in this report, offer both alternatives to investors.

    Sweep Investments can be linked to your Schwab account to help keep your money invested and working for you. These Funds automatically invest or "sweep" uninvested cash balances from your Schwab account into the sweep money fund you select, according to the terms and conditions of your account. Sweep Investments are available to settle trades and cover other day-to-day transactions. It's a smart, convenient way to manage your short-term cash.

    Value Advantage Investments offer the advantage of higher yields to investors with larger cash balances that don't require frequent access and may help fulfill the cash equivalent sector of your asset allocation plan. With higher minimum investment and account balance requirements and other transaction restrictions designed to minimize operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It also is important to note that, unlike Sweep Investments, the Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

    In addition to the Schwab Municipal Money Funds, we offer the Schwab Value Advantage Money Fund and three taxable sweep money funds as follows:

- SCHWAB MONEY MARKET FUND invests in money market securities, including high-quality commercial paper and certificates of deposit.

- SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and repurchase agreements.

- SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. Government, and pays income free from state and local taxes in the vast majority of states.

    If you would like more information on any of the Schwab Money Funds, please call our toll-free number, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus carefully before investing.

GLOSSARY OF TERMS

    COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

    CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

    DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

    FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

    FEDERAL RESERVE--The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate and tightens or loosens the availability of credit.

    FIRST-TIER SECURITY--A security rated in the highest credit rating category.

    MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

    REAL GDP--The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the United States over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

    YIELD--The actual income earned on an investment over a stated period of time and annualized (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

    ALTERNATIVE MINIMUM TAX (AMT)--A tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

    TAXABLE EQUIVALENT YIELD--The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

     Total               Total            Percentage
  Net Assets           Net Assets         Growth Over
as of 12/31/97       as of 12/31/96        Reporting
    (000s)               (000s)             Period
-----------------------------------------------------
  $5,509,070           $4,476,999             23%
-----------------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

                                  SWEEP SHARES

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.37%              3.17%              3.06%
----------------------------------------------------

                           VALUE ADVANTAGE SHARES-TM-

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.58%              3.38%              3.27%
----------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days         71.5%       68.5%       73.3%       69.6%
    16 - 30 Days          2.0         3.5         1.7         0.0
    31 - 60 Days          9.7         4.0         2.3         7.4
    61 - 90 Days          3.7         5.3         4.3         4.2
    91 - 120 Days         3.6         0.2         0.6         0.7
    Over 120 Days         9.5        18.5        17.8        18.1
  Weighted Average      37 Days     64 Days     53 Days     48 Days
---------------------------------------------------------------------

*A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

     Total               Total            Percentage
  Net Assets           Net Assets         Growth Over
as of 12/31/97       as of 12/31/96        Reporting
    (000s)               (000s)             Period
-----------------------------------------------------
  $3,091,337           $2,323,598             33%
-----------------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

                                  SWEEP SHARES

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.18%              3.00%              2.91%
----------------------------------------------------

                           VALUE ADVANTAGE SHARES-TM-

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.38%              3.20%              3.11%
----------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days         74.2%       69.7%       69.6%       61.9%
    16 - 30 Days          0.0         1.9         4.7         0.2
    31 - 60 Days          7.0         9.8         4.3        14.1
    61 - 90 Days          5.0         5.5         5.9         4.1
    91 - 120 Days         7.3         1.0         0.8         0.3
    Over 120 Days         6.5        12.1        14.7        19.4
  Weighted Average      31 Days     53 Days     53 Days     51 Days
---------------------------------------------------------------------

 *A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY

                                  ASSET GROWTH

     Total               Total           Percentage
  Net Assets           Net Assets        Growth Over
as of 12/31/97       as of 12/31/96       Reporting
    (000s)               (000s)            Period
----------------------------------------------------
   $482,758             $337,295             43%
----------------------------------------------------

              AVERAGE YIELDS FOR THE YEAR ENDED DECEMBER 31, 1997*

                                  SWEEP SHARES

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.23%              3.05%              2.92%
----------------------------------------------------

                           VALUE ADVANTAGE SHARES-TM-

     Last                Last              Last
  Seven Days         Three Months      Twelve Months
----------------------------------------------------
     3.47%              3.29%              3.16%
----------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

   Maturity Range       3/31/97     6/30/97     9/30/97     12/31/97
---------------------------------------------------------------------
     0 - 15 Days         63.8%       69.9%       71.0%       61.0%
    16 - 30 Days          2.7         1.5         5.2         0.0
    31 - 60 Days          6.5         6.6         4.5        11.5
    61 - 90 Days          4.9         1.2         2.6         1.9
    91 - 120 Days         6.7         2.0         1.2         3.3
    Over 120 Days        15.4        18.8        15.5        22.3
  Weighted Average      50 Days     52 Days     50 Days     63 Days
---------------------------------------------------------------------

  *A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
 VARIABLE RATE OBLIGATIONS--64.6%(a)
 ALABAMA--1.5%
Birmingham, Alabama Unlimited General Obligation Refunding Bonds
 Series 1995 / (First Alabama Bank LOC)
  4.15%, 01/07/98                                                    $ 4,000    $    4,000
Birmingham, Alabama Variable Rate General Obligation Bonds Series
 1992A / (Regions Bank LOC)
  3.75%, 01/07/98                                                      5,600         5,600
Citronelle, Alabama Industrial Development Board Pollution
 Control Revenue Refunding Bonds (AKZO Chemicals, Inc. Project) /
 (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      1,100         1,100
Decatur, Alabama Industrial Development Board Solid Waste
 Disposal Revenue Bonds (Trico Steel Project) Series 1997 /
 (Chase Manhattan LOC)
  3.80%, 01/07/98                                                      5,700         5,700
Dothan, Alabama Industrial Development Board Industrial Revenue
 Bonds (Baxley Blowpipe Project) / (Regions Bank LOC)
  4.30%, 01/07/98                                                        900           900
Fort Payne, Alabama Industrial Development Base Tax Exempt
 Adjustable Mode Industrial Development Revenue Bonds (Charleston
 Hosiery Project) Series 1997 / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      2,000         2,000
McIntoch, Alabama Industrial Development Board Solid Waste Bonds
 (Ciba-Geigy Corp. Project) / (Union Bank of Switzerland LOC)
  3.70%, 01/07/98                                                     24,500        24,500
Mobile County, Alabama Industrial Development Board Pollution
 Control Revenue Refunding Bonds (Ultraform Co. Project) Series
 1995A / (Bayerische Landesbank Girozentrale LOC)
  4.20%, 01/07/98                                                      7,480         7,480

                                                                       Par        Value
                                                                     -------    ----------
Mobile County, Alabama Industrial Development Board Revenue Bonds
 (Ultraform Co. Project) Series B / (Bayerische Landesbank
 Girozentrale LOC)
  4.20%, 01/07/98                                                    $ 1,000    $    1,000
Mobile, Alabama Development Pollution Control Revenue Bonds
 (Alabama Power Project B)
  4.20%, 01/07/98                                                     10,000        10,000
Mobile, Alabama Industrial Development Board Pollution Control
 Revenue Bonds (Alabama Power Co. Project) Series 1993C
  4.20%, 01/07/98                                                     12,000        12,000
Montgomery, Alabama Special Care Facility Financing Authority
 Revenue Bonds (Baptist Medical Center VHA) Series 1985C / (AMBAC
 Insurance & FNB Chicago SBPA)
  3.70%, 01/07/98                                                      2,000         2,000
Opelika, Alabama Industrial Development Board Revenue Bonds
 (Power Guard Project) Series 1994 / (SouthTrust Bank of Alabama
 LOC)
  4.50%, 01/07/98                                                      2,595         2,595
Scottsboro, Alabama General Obligation Bonds / (Regions Bank LOC)
  4.20%, 01/07/98                                                      5,000         5,000
                                                                                ----------
                                                                                    83,875
                                                                                ----------

 ALASKA--0.2%
Alaska Industrial Development & Export Authority (Revolving Fund)
 Series 1996B / (Bank of America LOC)
  3.70%, 01/07/98                                                     12,600        12,600
                                                                                ----------

 ARIZONA--1.6%
Arizona Educational Loan Marketing Corp. Education Loan Revenue
 Bonds Series A / (MBIA Insurance & State Street Bank & Trust
 SBPA)
  3.80%, 01/07/98                                                     12,605        12,605

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Arizona Health Facilities Authority Hospital System Revenue Bonds
 (Northern Arizona Health Care ) Series 1996B / (MBIA Insurance)
  4.10%, 01/07/98                                                    $16,650    $   16,650
Arizona Health Facilities Authority Revenue Adjustable Rate Notes
 (Arizona Volunteer Hospital Federation) Series 1985A / (FGIC
 Insurance)
  4.10%, 01/07/98                                                      3,170         3,170
Arizona Health Facilities Authority Revenue Adjustable Rate Notes
 (Arizona Volunteer Hospital Federation) Series 1985B / (FGIC
 Insurance)
  4.10%, 01/07/98                                                      7,840         7,840
Arizona Health Facilities Revenue Bonds (Samcor Project) 1986
 Loan Pool / (FGIC Insurance & Chase Manhattan SPA)
  4.10%, 01/07/98                                                     11,840        11,840
Phoenix, Arizona Civic Improvement Excise Tax Revenue Bonds
 (Airport Improvements) / (Landesbank Hessen-Thuringen
 Girozentrale LOC)
  3.80%, 01/07/98                                                      1,000         1,000
Phoenix, Arizona Industrial Development Authority Multi-Family
 Housing Revenue Bonds (Crossroads Apartments ) Series 1997A /
 (FNMA LOC)
  3.85%, 01/07/98                                                      6,000         6,000
Phoenix, Arizona Industrial Development Authority Vaw America
 Inc. / (Nationsbank NA South LOC)
  4.15%, 01/07/98                                                      3,000         3,000
Pima County, Arizona Industrial Development Authority
 Multi-Family Housing Revenue Bonds (Housing Surgauro Crest
 Apartments ) Series 1995A / (FNMA LOC)
  4.20%, 01/07/98                                                      6,000         6,000
                                                                       Par        Value
                                                                     -------    ----------
Yavapai County, Arizona Industrial Development Authority Revenue
 Bonds (First Health Care Corp. Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                    $ 4,230    $    4,230
Yavapai County, Arizona Industrial Development Revenue Bonds
 (Yavapia Regional Medical Center) / (Credit Local de France SBPA
 & FSA Insurance)
  4.10%, 01/07/98                                                     12,600        12,600
Yuma County, Arizona Industrial Development Authority Adjustable
 Rate Revenue Bonds (Meadowcraft, Inc. Project) Series 1997 /
 (NationsBank N.A. LOC)
  4.40%, 01/01/98                                                      1,000         1,000
Yuma County, Arizona Industrial Development Authority
 Multi-Family Housing Revenue Bonds (El Encanto Apartments)
 Series A / (Citibank LOC)
  3.95%, 01/07/98                                                      2,915         2,915
                                                                                ----------
                                                                                    88,850
                                                                                ----------

 ARKANSAS--0.5%
Independence County, Arkansas Industrial Development Revenue
 Bonds (Ideal Baking Project) / (NationsBank South N.A. LOC)
  4.40%, 01/07/98                                                      7,000         7,000
Independence County, Arkansas Industrial Development Revenue
 Bonds (Townsends of Arkansas, Inc. Project) / (Rabobank
 Nederland N.V. SPA)
  4.25%, 01/07/98                                                      9,000         9,000
North Little Rock, Arkansas Health Facilities Board Revenue Bonds
 (Baptist Health) Series 1996B / (MBIA Insurance & Credit Suisse
 SPA)
  4.20%, 01/07/98                                                     12,000        12,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Warren Park, Arkansas Solid Waste Disposal Revenue Bonds
 (Potlatch Corp. Project) / (Credit Suisse LOC)
  3.90%, 01/07/98                                                    $ 1,000    $    1,000
                                                                                ----------
                                                                                    29,000
                                                                                ----------

 CALIFORNIA--0.5%
California Health Facilities Financing Authority Revenue Bonds
 (Catholic Health Care) Series 1996B / (MBIA Insurance & Rabobank
 Nederland N.V. SBPA)
  3.90%, 01/07/98                                                        500           500
California Health Facilities Financing Authority Revenue Bonds
 (Scripps Memorial Hospital) Series 1991A / (MBIA Insurance &
 Morgan Guaranty Trust Co.--New York SBPA)
  3.80%, 01/07/98                                                        800           800
California Higher Education Loan Authority Student Loan Refunding
 Bonds Series E1 / (SLMA LOC)
  3.75%, 01/07/98                                                      5,000         5,000
California Pollution Control Financing Authority Pollution
 Control Refunding Revenue Bonds (Pacific Gas & Electric Company)
 Series 1996C / (Bank of America LOC)
  4.90%, 01/01/98                                                      1,300         1,300
California Pollution Control Financing Authority Resource
 Recovery Revenue Bonds (OMS Equity of Stanislaus) / (Swiss Bank
 LOC)
  5.05%, 01/01/98                                                      1,700         1,700
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986A
  4.20%, 01/01/98                                                      1,600         1,600
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986C
  4.20%, 01/01/98                                                      2,400         2,400

                                                                       Par        Value
                                                                     -------    ----------
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986D
  4.20%, 01/01/98                                                    $   100    $      100
California State Economic Development Financing Authority
 Industrial Development Revenue Bonds (Serra Microchassis
 Project)
  4.90%, 01/01/98                                                        600           600
California Statewide Community Development Authority Certificates
 of Participation (California Retired Officers) / (Dresdner Bank
 LOC)
  4.85%, 01/01/98                                                        700           700
California Statewide Community Development Authority Revenue
 Bonds Certificates of Participation (Sutter Health Obligations
 Group) / (AMBAC Insurance & Industrial Bank of Japan SBPA)
  5.10%, 01/01/98                                                      1,900         1,900
Irvine Ranch Water District Consolidated Revenue Refunding Bonds
 Series 1985A-3 / (Landesbank Hessen-Thuringen Girozentrale LOC)
  5.00%, 01/01/98                                                        200           200
Los Angeles County, California Housing Authority Multi-Family
 Housing Revenue Bonds (Sand Canyon Villas Project) Series 1989A
 / (Industrial Bank of Japan LOC)
  4.50%, 01/07/98                                                      5,000         5,000
Orange County, California Sanitation District Certificates of
 Participation (Districts 1, 2, 3, 6, 7 & 11) Series 1992C /
 (FGIC Insurance & FGIC SPA)
  4.75%, 01/01/98                                                      3,700         3,700
Orange County, California Sanitation District Certificates of
 Participation (Sanitation Districts 1, 2, 3, 5, 6, 7 & 11)
 Series 1992 / (AMBAC Insurance & Barclays Bank SBPA)
  3.85%, 01/07/98                                                      1,000         1,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Orange County, California Sanitation District Certificates of
 Participation (Sanitation Districts 1, 2, 3, 5, 6, 7 & 11)
 Series 1992B / (AMBAC Insurance)
  5.00%, 01/01/98                                                    $ 2,100    $    2,100
                                                                                ----------
                                                                                    28,600
                                                                                ----------

 COLORADO--4.3%
Adams County, Colorado Industrial Development Revenue Bonds (City
 View Park Project) Series 1985 / (Barclays Bank LOC)
  3.70%, 01/07/98                                                      5,200         5,200
Arapahoe County, Colorado Industrial Development Revenue
 Refunding Bonds (Denver Jet Center Project) Series 1997 / (U.S.
 Bank N.A. LOC)
  4.00%, 01/07/98                                                      1,000         1,000
Central City, Colorado Multi-Family Housing Revenue Bonds (Gold
 Mountain Apartment Project) / (PNC Bank N.A. LOC)
  4.40%, 01/07/98                                                      8,250         8,250
Colorado Health Facilities Authority Revenue Bonds (North
 Colorado Medical Center) / (MBIA Insurance & Credit Suisse SPA)
  4.10%, 01/07/98                                                      3,400         3,400
Colorado Student Loan Revenue Bonds Series 1997D / (SLMA LOC)
  3.75%, 01/07/98                                                      1,200         1,200
Colorado Student Obligation Bond Authority Student Loan Revenue
 Bonds (Colorado University) Series 1989A / (SLMA LOC)
  3.75%, 01/07/98                                                     10,300        10,300
Colorado Student Obligation Bond Authority Student Loan Revenue
 Bonds (Colorado University) Series 1990A / (SLMA LOC)
  3.75%, 01/07/98                                                     23,355        23,355
                                                                       Par        Value
                                                                     -------    ----------
Colorado Student Obligation Bond Authority Student Loan Revenue
 Bonds (Colorado University) Series 1993B / (SLMA LOC)
  3.75%, 01/07/98                                                    $10,700    $   10,700
Denver City and County Airport System Revenue Bonds (Robinson
 Dairy Project) / (Wells Fargo Bank LOC)
  4.20%, 01/07/98                                                      4,435         4,435
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1992D / (Morgan Guaranty Trust Co.--New York LOC)
  4.35%, 01/07/98                                                     48,900        48,900
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1992E / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.70%, 01/07/98                                                     30,000        30,000
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1992F / (Bank of Montreal LOC)
  4.35%, 01/07/98                                                     16,000        16,000
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1992G / (Credit Local de France LOC)
  4.35%, 01/07/98                                                     20,000        20,000
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1997B / (Westdeutsche Landesbank LOC)
  4.00%, 01/07/98                                                      1,700         1,700
Denver, Colorado City & County Airport System Revenue Bonds
 Series 1997C / (Credit Local de France LOC)
  3.95%, 01/07/98                                                     35,000        35,000
El Paso County, Colorado Adjustable Rate Revenue Bonds (Colorado
 Springs World Arena) / (Bank One LOC)
  4.15%, 01/07/98                                                     15,000        15,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Smith Creek, Colorado Metropolitan District Revenue Bonds
 Series 1997 / (NationsBank of Texas N.A. LOC)
  4.20%, 01/07/98                                                    $ 2,250    $    2,250
Westminster, Colorado Economic Development Authority Tax
 Increment Revenue Bonds (Westminster Plaza Urban Renewal
 Project) / (Union Bank of California LOC)
  4.25%, 01/07/98                                                      2,100         2,100
                                                                                ----------
                                                                                   238,790
                                                                                ----------
 CONNECTICUT--0.4%
Connecticut Development Authority Pollution Control Revenue Bonds
 Connecticut Light & Power Series 1985 / (AMBAC Insurance &
 Societe Generale LOC)
  4.05%, 01/07/98                                                     16,200        16,200
Connecticut Development Authority Pollution Control Revenue Bonds
 Connecticut Light & Power Series 1993B / (Union Bank of
 Switzerland LOC)
  3.65%, 01/07/98                                                      6,900         6,900
                                                                                ----------
                                                                                    23,100
                                                                                ----------

 DELAWARE--0.8%
Delaware Economic Development Authority Revenue Bonds (Hospital
 Billing and Collection Project) Series C / (MBIA Insurance &
 Morgan Stanley SBPA)
  4.00%, 01/07/98                                                     25,000        25,000
Delaware Economic Development Authority Revenue Bonds (Hospital
 Billing and Collection Service) Series 1985A / (MBIA Insurance)
  3.65%, 01/07/98                                                     20,000        20,000

                                                                       Par        Value
                                                                     -------    ----------
Sussex County, Delaware Revenue Bonds (Baywood LLC Project)
 Series A / (Wilmington Trust Company LOC)
  4.20%, 01/07/98                                                    $ 2,400    $    2,400
                                                                                ----------
                                                                                    47,400
                                                                                ----------

 DISTRICT OF COLUMBIA--0.1%
District of Columbia Revenue Bonds Adjustable Convertible
 Extendable Securities (Georgetown University) Series 1988D /
 (Bayerische Landesbank Girozentrale LOC)
  3.80%, 01/07/98                                                      4,200         4,200
                                                                                ----------

 FLORIDA--1.8%
Dade County, Florida Industrial Development Authority Revenue
 Bonds (Michael-Ann Russell Jewish Community Center Project)
 Series 1997 / (Suntrust Bank N.A. LOC)
  4.20%, 01/07/98                                                      5,000         5,000
Florida Capital Financing Authority Revenue Bonds (Capital
 Project Loan Program Project) Series 1997A
  4.15%, 01/07/98                                                     38,000        38,000
Florida Housing Finance Agency Housing Revenue Bonds (Ashley Lake
 Park II) Series 1989J / (Barclays Bank PLC LOC)
  3.95%, 01/07/98                                                      6,000         6,000
Florida Housing Finance Agency Variable Rate Housing Revenue
 Bonds (Tiffany Club Project) Series 1996P / (Nationsbank LOC)
  3.80%, 01/07/98                                                      2,875         2,875
Manatee County, Florida Industrial Development Revenue Bonds
 (Trielectron Industries Project) Series 1997A / (First Union
 Bank of North Carolina LOC)
  4.30%, 01/07/98                                                      2,000         2,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Orange County, Florida Housing Finance Authority Multi-Family
 Housing Revenue Bonds (Rio Vista Project) / (First Union Bank of
 North Carolina LOC)
  4.20%, 01/07/98                                                    $ 3,775    $    3,775
Palm Beach County, Florida Health Facilities Authority Revenue
 Refunding Bonds (Joseph L. Morse Geriatric Center) / (Sun Bank
 LOC)
  3.90%, 01/07/98                                                     12,155        12,155
Palm Beach County, Florida Housing Finance Authority Multi-Family
 Housing Revenue Bonds (Crystal II Project) / (Citibank LOC)
  3.80%, 01/07/98                                                      1,750         1,750
Pasco County, Florida School Board Certificates of Participation
 / (AMBAC Insurance & Bayerische Landesbank Girozentrale SPA)
  4.05%, 01/07/98                                                     27,870        27,870
Tampa, Florida Health Care Facilities Revenue Bonds (Lifelink
 Foundation Inc., Project) / (Suntrust Bank Atlanta LOC)
  4.20%, 01/07/98                                                      3,500         3,500
                                                                                ----------
                                                                                   102,925
                                                                                ----------

 GEORGIA--5.1%
Athens, Clarke, Jackson & Morgan Counties, Georgia Industrial
 Development Bonds (Mayfield Dairy) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      4,500         4,500
Bartow County, Georgia Industrial Development Revenue Bonds
 (Matthew Contracting Project) / (Nationsbank N.A. LOC)
  4.35%, 01/07/98                                                      5,600         5,600
Burke County, Georgia Development Authority Pollution Control
 Revenue Bonds (Oglethorpe Power Corp. Project) Series 1993A /
 (Canadian Imperial Bank of Commerce & FGIC Insurance)
  3.65%, 01/07/98                                                     30,600        30,600
                                                                       Par        Value
                                                                     -------    ----------
Cherokee County, Georgia Development Authority Revenue Industrial
 Development (Universal Alloy) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                    $ 5,500    $    5,500
Cobb County, Georgia Housing Finance Authority Multi-Family
 Housing Revenue Bonds (Walton Green Project) / (Wachovia Bank
 LOC)
  4.20%, 01/07/98                                                     13,500        13,500
Cobb County, Georgia Housing Finance Authority Multi-Family
 Housing Revenue Bonds (Williamstown Apartment Project) /
 (Wachovia Bank LOC)
  4.10%, 01/07/98                                                      2,000         2,000
Decatur County, Georgia Industrial Development Revenue Bonds
 (Alabama Farmers Corp) / (Nationsbank N.A. LOC)
  3.90%, 01/07/98                                                      2,900         2,900
Dekalb County, Georgia Development Authority Industrial
 Development Revenue Bonds (Park North Business Center Project) /
 (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      5,140         5,140
Dekalb County, Georgia Development Authority Industrial
 Development Revenue Bonds (Siemens Energy, Inc. Project) /
 (Siemens AG Guaranty)
  4.25%, 01/07/98                                                      3,750         3,750
Dekalb County, Georgia Development Authority Industrial
 Development Revenue Bonds (Truman Properties Ltd. Liability
 Corp. Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      3,000         3,000
Dekalb County, Georgia Development Authority Revenue Bonds
 (American Cancer Society) / (Trust Company Bank LOC)
  3.95%, 01/07/98                                                      7,475         7,475

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Dekalb County, Georgia Housing Authority Multi-Family Housing
 Revenue Bonds (Wood Hills Apartment Project) / (Bank of Montreal
 LOC)
  3.75%, 01/07/98                                                    $ 5,250    $    5,250
Douglas County, Georgia Development Authority Industrial
 Development Revenue Refunding Bonds (Mima Inc. Project) /
 (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      4,300         4,300
Fayette County, Georgia Industrial Development Revenue Bonds
 (Norman W Paschell Company Project) / (Suntrust Bank Atlanta
 LOC)
  4.35%, 01/07/98                                                      1,200         1,200
Fulton County, Georgia Development Authority Revenue Bonds
 (Atlanta International School Project) / (Suntrust Bank Atlanta
 LOC)
  4.20%, 01/07/98                                                      3,000         3,000
Fulton County, Georgia Development Authority Revenue Bonds
 (Woodruff Arts Center) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                     22,500        22,500
Georgia Municipal Gas Authority Revenue Bonds (Gas Portfolio II
 Project) Series B
  3.65%, 01/07/98                                                      2,000         2,000
Georgia Municipal Gas Authority Revenue Bonds (Gas Portfolio II
 Project) Series C / (Multiple Credit Enhancements)
  3.65%, 01/07/98                                                     40,000        40,000
Hart County, Georgia Industrial Building Authority Revenue Bonds
 (Dundee Mills Project) / (Suntrust Bank Atlanta LOC)
  4.05%, 01/07/98                                                      2,000         2,000
Jefferson County, Georgia Development Authority Industrial
 Development Revenue Bonds (Grove River Mills) Series 1997 /
 (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      3,500         3,500

                                                                       Par        Value
                                                                     -------    ----------
Laurens County, Georgia Development Authority Solid Waste
 Disposal Revenue Bonds (Southeast Paper Co. Project) / (Wachovia
 Bank LOC)
  4.20%, 01/07/98                                                    $25,000    $   25,000
Laurens County, Georgia Development Authority Solid Waste
 Disposal Revenue Bonds (Southeast Paper Co. Manufacturing
 Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                     25,000        25,000
Richmond County, Georgia Industrial Development Authority Revenue
 Bonds (BOK Group Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      5,000         5,000
Rockmart, Georgia Development Authority Industrial Development
 Revenue Bonds (CW Matthews Contracting) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      1,000         1,000
Roswell, Georgia Housing Authority Multi-Family Housing Revenue
 Bonds (Gables Realty Wood Crossing Project) / (Wachovia Bank
 LOC)
  4.20%, 01/07/98                                                     11,650        11,650
Savannah, Georgia Economic Development Authority Revenue (Home
 Depot Project)
 Series 1995B / (Trust Company Bank LOC)
  4.25%, 01/07/98                                                      5,000         5,000
Savannah, Georgia Economic Development Authority Revenue Bonds
 (Kaolin Inc.Project) / (Nationsbank South N.A.LOC)
  4.35%, 01/07/98                                                     11,000        11,000
Savannah, Georgia Housing Authority Adjustable Rate Multi-Family
 Housing Revenue Bonds (Chatham Gardens Project) Series 1997 /
 (Sun Trust Bank Atlanta LOC)
  4.30%, 01/07/98                                                      2,995         2,995

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Smyrna, Georgia Housing Authority Multi-Family Housing Revenue
 Bonds (Walton Park LP) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                    $ 8,000    $    8,000
Smyrna, Georgia Housing Authority Multi-Family Housing Revenue
 Bonds (Walton Park Phase 2 Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                     13,500        13,500
Summerville, Georgia Development Authority Revenue Bonds (Image
 Ind's Project) Series 1997 / (First Union National Bank LOC)
  4.35%, 01/01/98                                                      9,000         9,000
Villa Rica, Georgia Industrial Development Revenue Bonds (Lowes
 Home Centers, Inc.
 Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                        500           500
Worth County, Georgia Industrial Development Authority Revenue
 Refunding Bonds (Seabrook Project) Series 1996B / (Sun Bank LOC)
  4.30%, 01/07/98                                                      1,400         1,400
                                                                                ----------
                                                                                   286,760
                                                                                ----------

 HAWAII--0.5%
Hawaii Department of Budget & Finance Special Purpose Mortgage
 Revenue Bonds (Adventist Health System West) / (Union Bank of
 California LOC)
  3.65%, 01/07/98                                                      7,600         7,600
Hawaii Student Loan Revenue Bonds (Secondary Market Services
 Corp.) Series 1995-II / (National Westminster Bank PLC LOC)
  3.75%, 01/07/98                                                      8,100         8,100
Honolulu, Hawaii City & County Multi-Family Housing Revenue Bonds
 (HaleKua Gardens Project) Series A / (Bank of Tokyo-Mitsubishi
 Ltd. LOC)
  4.30%, 01/07/98                                                      4,984         4,984
                                                                       Par        Value
                                                                     -------    ----------
Honolulu, Hawaii City & County Multi-Family Housing Revenue Bonds
 (Iolani Regents Project) Series 1990A / (Bank of Hawaii LOC)
  4.20%, 01/07/98                                                    $ 9,150    $    9,150
                                                                                ----------
                                                                                    29,834
                                                                                ----------

 IDAHO--0.4%
Custer County, Idaho Industrial Development Corp. Solid Waste
 Disposal Revenue Bonds (Hecla Mining Company Project) /
 (Nationsbank N.A. South LOC)
  4.40%, 01/07/98                                                      4,500         4,500
Idaho Student Loan Revenue Bonds Series A / (First Security Bank
 of Utah N.A. LOC)
  3.65%, 01/07/98                                                     16,000        16,000
                                                                                ----------
                                                                                    20,500
                                                                                ----------

 ILLINOIS--7.4%
Aurora, Kane, & Dupage Counties, Illinois Industrial Development
 Revenue Bonds (North American Plastics Corporation) / (First of
 America Bank Illinois N.A. LOC)
  4.30%, 01/07/98                                                      5,400         5,400
Bartlett, Illinois Multi-Family Housing Revenue Bonds (Bartlett
 Square Apartments) Series 1995A / (LaSalle National Bank LOC)
  4.20%, 01/07/98                                                      2,100         2,100
Batavia, Illinois Development Revenue Bonds (American Industrial
 Technologies) / (Northern Trust LOC)
  4.35%, 01/07/98                                                      2,200         2,200
Carol Stream, Illinois Multi-Family Housing Revenue Refunding
 Bonds (St. Charles Square) / (FNMA LOC)
  4.10%, 01/07/98                                                      4,415         4,415

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Centralia, Illinois Industrial Development Authority Revenue
 Bonds (Consolidated Foods Corp. / Hollywood Brands, Inc.
 Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                    $ 4,500    $    4,500
Chicago, Illinois Industrial Development Revenue Bonds (Morse
 Automotive) Series 1995 / (American National Bank & Trust Co.
 LOC)
  4.34%, 01/07/98                                                      2,600         2,600
Chicago, Illinois O'Hare International Airport Revenue Bonds
 (Adjustable Convertible Extendable Securities General Airport
 Second Lien) Series B-1 / (Bayerische Landesbank Girozentrale
 LOC)
  3.95%, 01/07/98                                                     26,100        26,100
Chicago, Illinois O'Hare International Airport Revenue Bonds
 (Adjustable Convertible Extendable Securities General Airport
 Second Lien) Series B-2 / (Bayerische Landesbank Girozentrale
 LOC)
  3.95%, 01/07/98                                                      9,600         9,600
Chicago, Illinois O'Hare International Airport Revenue Bonds
 (General Airport Second Lien) Series 1994C / (Societe Generale
 Bank LOC)
  3.75%, 01/07/98                                                     11,900        11,900
Elmhurst, Illinois Industrial Development Revenue Bond (ELM
 Machining Corp. Project) / (American National Bank & Trust Co.
 LOC)
  4.33%, 01/07/98                                                      3,500         3,500
Illinois Development Authority Industrial Development Bonds
 (Camcraft, Inc. Project) / (American National Bank & Trust Co.
 LOC)
  4.20%, 01/07/98                                                      1,000         1,000
Illinois Development Authority Revenue Bonds (Cloverhill Pastry)
 / (American National Bank & Trust Co. LOC)
  4.20%, 01/07/98                                                      6,260         6,260

                                                                       Par        Value
                                                                     -------    ----------
Illinois Development Finance Authority Adjustable Rate Bonds
 (Profile Plastics Project) Series 1994 / (American National Bank
 & Trust Co. LOC)
  4.20%, 01/07/98                                                    $ 2,665    $    2,665
Illinois Development Finance Authority Hospital Revenue Bonds
 (Palos Community Hospital) Series 1994-1 / (Credit Suisse LOC)
  3.95%, 01/07/98                                                     33,700        33,700
Illinois Development Finance Authority Hospital Revenue Bonds
 (Palos Community Hospital) Series 1994-2 / (Credit Suisse LOC)
  3.95%, 01/07/98                                                     13,900        13,900
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Catholic Charities) / (Allied Irish Banks PLC
 LOC)
  4.05%, 01/07/98                                                      2,655         2,655
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Chicago Corrugated Box Company) Series 6 /
 (American National Bank & Trust Co. LOC)
  4.38%, 01/07/98                                                      1,350         1,350
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Knead Dough Baking Co.) / (Bank of America LOC)
  4.15%, 01/07/98                                                      7,610         7,610
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Perkin Paperboard Co. LP) Series 1994 / (Northern
 Trust LOC)
  4.25%, 01/07/98                                                      5,500         5,500
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Plano Molding Project) / (Northern Trust LOC)
  4.25%, 01/07/98                                                      1,950         1,950

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Presbyterian Home Lake) Series 1996A / (LaSalle
 National Bank LOC)
  4.00%, 01/07/98                                                    $46,800    $   46,797
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (Radiological Society Project) Series 1997 /
 (American National Bank & Trust Company LOC)
  4.19%, 01/07/98                                                      4,900         4,900
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (River Graphics Corp. Project) Series 1996 /
 (American National Bank & Trust Company LOC)
  4.38%, 01/07/98                                                      3,200         3,200
Illinois Development Finance Authority Industrial Development
 Revenue Bonds (SMF, Inc. Project) Series A / (First of America
 LOC)
  4.30%, 01/07/98                                                      2,215         2,215
Illinois Development Finance Authority Residential Rental Revenue
 Bonds (F.C. Harris Pavillion Project) Series 1994 / (FNMA
 Collateral Investment Agreement)
  4.25%, 01/07/98                                                     27,510        27,510
Illinois Development Finance Authority Residential Rental Revenue
 Bonds (River Oak Project) / (Swiss Bank LOC)
  3.80%, 01/07/98                                                     32,000        32,000
Illinois Development Finance Authority Revenue Bonds (Catholic
 Charities Housing Project) Series 1993A / (Allied Irish Banks
 PLC LOC)
  3.95%, 01/07/98                                                     10,060        10,060
                                                                       Par        Value
                                                                     -------    ----------
Illinois Development Finance Authority Revenue Bonds (Chicago
 Academy of Science Project) / (American National Bank & Trust
 Co. LOC)
  4.10%, 01/07/98                                                    $ 4,915    $    4,915
Illinois Development Finance Authority Revenue Bonds (St.
 Ignatius College Prep) / (Northern Trust LOC)
  4.00%, 01/07/98                                                      2,200         2,200
Illinois Development Finance Authority Revenue Bonds (Variable
 Rest Haven Illiana Christian) / (FHLB LOC)
  4.00%, 01/07/98                                                     16,030        16,030
Illinois Development Finance Authority Revenue Bonds (Village Oak
 Park Residence) / (First Star Bank LOC)
  4.10%, 01/07/98                                                      2,260         2,260
Illinois Educational Facility Authority Revenue Bonds (Chicago
 Historical Society) / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  3.80%, 01/07/98                                                      8,200         8,200
Illinois Educational Facility Authority Revenue Bonds (Chicago
 Zoological Society Brookfield Zoo) Series B / (Chemical Bank
 LOC)
  4.00%, 01/07/98                                                      2,600         2,600
Illinois Educational Facility Authority Revenue Bonds
 (Northwestern University) / (FNB Chicago LOC)
  3.85%, 01/07/98                                                     22,200        22,200
Illinois Health Facility Authority Revenue Bonds (Bensenville
 Home Society) Series 1989A / (American National Bank & Trust Co.
 LOC)
  3.70%, 01/07/98                                                      2,400         2,400
Illinois Health Facility Authority Revenue Bonds (Ingalls
 Memorial Hospital) Series 1985C / (LaSalle National Bank LOC)
  3.75%, 01/07/98                                                      1,100         1,100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Illinois Health Facility Authority Revenue Bonds (Washington &
 Jane Smith Home) Series 1991 / (Comerica Bank LOC)
  3.85%, 01/07/98                                                    $ 2,800    $    2,800
Illinois Housing Development Authority Multi-Family Housing
 Revenue Bonds (Camelot Project) Series 1997 / (FNB Chicago &
 MBIA Insurance)
  4.00%, 01/07/98                                                     14,170        14,170
Illinois Student Assistance Commission Student Loan Revenue Bonds
 Series 1996A / (Bank of America LOC)
  3.75%, 01/07/98                                                      8,400         8,400
Kane County, Illinois Revenue Bonds (Glenwood School For Boys) /
 (Harris Trust & Savings Bank LOC)
  3.80%, 01/07/98                                                      9,000         9,000
Lombard, Illinois Industrial Development Revenue Refunding Bonds
 (B & H Partnership Project) / (Comerica Bank LOC)
  4.53%, 01/07/98                                                      1,850         1,850
McHenry County, Illinois Industrial Development Authority Revenue
 Refunding Bonds (Dean Foods Co. Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      2,675         2,675
New Lenox, Illinois Industrial Development Revenue Bonds (Panduit
 Corp. Project) / (Commerzbank AG LOC)
  3.90%, 01/07/98                                                      4,400         4,400
Richton Park, Illinois Industrial Development Revenue Bonds
 (Avatar Corp. Project) / (American National Bank & Trust Co.
 LOC)
  4.15%, 01/07/98                                                      2,000         2,000
Rockford, Illinois Industrial Development Revenue Bonds
 (Industrial Welding Supply, Inc. Project) / (American National
 Bank & Trust Co. LOC)
  4.38%, 01/07/98                                                      2,000         2,000

                                                                       Par        Value
                                                                     -------    ----------
Tinley Park, Illinois Industrial Development Authority Revenue
 Bonds (Beverly Manufacturing Company Project) Series 1997A /
 (Nationsbank South N.A. LOC)
  4.35%, 01/01/98                                                    $ 2,640    $    2,640
Upper Illinois River Valley Development Authority Variable Rate
 Bonds (Exolon Esk Co.) / (Chase Manhattan LOC)
  4.30%, 01/07/98                                                      4,405         4,405
Wheeling, Illinois Manufacturing Refunding Revenue Bonds
 (Woodland Creek II) Series 1990 / (FSA Insurance)
  4.20%, 01/07/98                                                     17,655        17,655
Woodstock, Illinois Multi-Family Housing Revenue Bonds (Prairie
 Trail) Series 1996A / (LaSalle National Bank LOC)
  4.35%, 01/07/98                                                      3,425         3,425
Woodstock, Illinois Multi-Family Revenue Bonds (Prairie View
 Limited) / (American National Bank & Trust Company LOC)
  4.35%, 01/07/98                                                      2,035         2,035
Yorkville, Illinois Industrial Development Revenue Bonds (F.E.
 Wheaton & Co. Inc. Project) Series 1996 / (American National
 Bank & Trust Co. LOC)
  4.38%, 01/07/98                                                      1,600         1,600
                                                                                ----------
                                                                                   416,547
                                                                                ----------

 INDIANA--0.8%
City of Gary, Indiana Economic Development Authority Revenue
 Refunding Bonds (Tinplate Partnership Project ) Series 1997A /
 (LaSalle National Bank LOC)
  4.25%, 01/07/98                                                      3,500         3,500
Crawfordsville, Indiana Industrial Development Revenue Bonds
 (National Service Industries, Inc. Project) / (Wachovia Bank
 LOC)
  4.00%, 01/07/98                                                      4,000         4,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Gary, Indiana Economic Development Authority Revenue Refunding
 Bonds (Miller Partners Home Improvement Project ) Series 1996A /
 (Royal Bank of Scotland PLC LOC)
  4.20%, 01/07/98                                                    $20,540    $   20,540
Hammond, Indiana Economic Development Revenue Bonds (Lear Seating
 Corp. Project) Series 1994 / (Chemical Bank LOC)
  4.15%, 01/07/98                                                      8,700         8,700
Indianapolis, Indiana Economic Development Authority Revenue
 Bonds (Herff-Jones, Inc. Project) / (Wachovia Bank LOC)
  4.35%, 01/07/98                                                      4,100         4,100
St. Joseph College, Indiana Economic Development Revenue Bonds
 Series 1997B / (FHLB LOC)
  4.30%, 01/07/98                                                      3,675         3,675
                                                                                ----------
                                                                                    44,515
                                                                                ----------

 IOWA--0.7%
Iowa Higher Education Loan Authority Revenue Bonds (Adjustable
 Convertible Extendable Securities Education Loan Private College
 Facility) / (MBIA Insurance)
  3.70%, 01/07/98                                                      6,600         6,600
Iowa State Financing Authority Solid Waste Disposal Revenue Bonds
 (Cedar River Paper Project) Series 1995A
  5.10%, 01/01/98                                                      1,600         1,600
Iowa State Financing Authority Solid Waste Disposal Revenue Bonds
 (Daily Cedar River Paper) / (Swiss Bank LOC)
  5.10%, 01/01/98                                                      2,500         2,500
                                                                       Par        Value
                                                                     -------    ----------
Iowa Student Loan Liquidity Corp. Student Loan Revenue Bonds
 Series B / (AMBAC Insurance & Norwest Bank N.A. LOC)
  3.75%, 01/07/98                                                    $28,000    $   28,000
                                                                                ----------
                                                                                    38,700
                                                                                ----------

 KANSAS--0.2%
Kansas City, Kansas Industrial Revenue Bonds (Owen Industries,
 Inc. Project) Series 1987 / (Sanwa Bank LOC)
  3.95%, 01/07/98                                                      1,200         1,200
Kansas State Development Finance Authority Multi-Family Housing
 Revenue Bonds (1st Kansas Project) Series 1995A / (Boatmen's
 First National Bank of Kansas City LOC)
  4.30%, 01/07/98                                                      2,000         2,000
Kansas State Development Finance Authority Multi-Family Housing
 Revenue Bonds (1st Kansas Project) Series 1995C-2 / (Boatmen's
 First National Bank of Kansas City LOC)
  4.30%, 01/07/98                                                        650           650
Olathe, Kansas Industrial Development Revenue Bonds (Garmin
 International Inc. Project) Series 1995 / (Boatmen's First
 National Bank of Kansas City LOC)
  4.30%, 01/07/98                                                      1,700         1,700
Wichita, Kansas Airport Facilities Revenue Bonds (Flightsafety
 International, Inc.) / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      3,000         3,000
Wichita, Kansas Airport Facility Refunding Revenue Bonds (Cessna
 Service Center Project) / (Westdeutsche Landesbank LOC)
  4.25%, 01/07/98                                                      3,750         3,750
                                                                                ----------
                                                                                    12,300
                                                                                ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
 KENTUCKY--1.6%
Henderson County, Kentucky Solid Waste Disposal Revenue Bonds
 (Hudson Foods, Inc. Project) / (Rabobank Nederland N.V. LOC)
  3.75%, 01/07/98                                                    $10,300    $   10,300
Jefferson County, Kentucky Sports Stadium Revenue Adjusting Bonds
 (University of Louisville Athletic Department) / (Bank One
 Kentucky, N.A. LOC)
  4.15%, 01/07/98                                                     10,000        10,000
Kentucky Higher Education Student Loan Corp. Insured Student Loan
 Revenue Bonds Series 1991E / (AMBAC Insurance & Credit Suisse
 LOC)
  3.70%, 01/07/98                                                      5,000         5,000
Kentucky Higher Education Student Loan Corp. Revenue Bonds Series
 1996A / (MBIA Insurance & Landesbank Hessen--Thuringen
 Girozentrale SPA)
  3.70%, 01/07/98                                                     17,000        17,000
Lebanon, Kentucky Industrial Development Revenue Bonds (Wallace
 Computer Services, Inc.) / (Wachovia Bank LOC)
  3.95%, 01/07/98                                                      5,000         5,000
Mayfield, Kentucky Multi-City Lease Revenue Bonds / (PNC Bank
 N.A. LOC)
  3.90%, 01/07/98                                                     18,000        18,000
Maysville, Kentucky Industrial Building Revenue Bonds (Green
 Tokai Building) / (Bank of America LOC)
  4.25%, 01/07/98                                                      5,740         5,740
Murray, Kentucky Industrial Development Authority Revenue
 Refunding Bonds (Dean Foods Co.) / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      6,000         6,000

                                                                       Par        Value
                                                                     -------    ----------
Owensboro, Kentucky Limited Obligation Revenue Bonds (Dart
 Polymers, Inc. Project) Series 1985A / (National Westminster
 Bank PLC LOC)
  4.10%, 01/07/98                                                    $ 1,900    $    1,900
Richmond, Kentucky Industrial Building Revenue Bonds (Mikron
 Project) / (Bank of America LOC)
  4.10%, 01/07/98                                                      9,500         9,500
Wilson County, Kentucky Industrial Development Board Revenue
 Bonds (Perma Pipe Project) / (Harris Trust & Savings Bank LOC)
  4.45%, 01/07/98                                                      3,150         3,150
                                                                                ----------
                                                                                    91,590
                                                                                ----------

 LOUISIANA--0.8%
De Soto Parish, Louisiana Pollution Control Financing Authority
 Revenue Refunding Bonds (Central Louisiana Electric Co.) Series
 1991A / (Swiss Bank LOC)
  3.60%, 01/07/98                                                        400           400
Louisiana Public Facility Authority Hospital Revenue Bonds
 (Willis Knighton Medical Project) / (AMBAC Insurance & Mellon
 Bank SBPA)
  3.70%, 01/07/98                                                     17,670        17,670
Louisiana Public Finance Authority Hospital Revenue Bonds (Willis
 Knighton Medical Center Project) Series 1997 / (AMBAC Insurance)
  3.65%, 01/07/98                                                     15,000        15,000
New Orleans, Louisiana Aviation Board Revenue Bonds (Passenger
 Facility Charge Projects) / (Banque Paribas & Canadian Imperial
 Bank of Commerce LOC)
  4.00%, 01/07/98                                                      5,100         5,100
South Louisiana, Port Commission Revenue Bonds (Holnam Project) /
 (ABN-Amro Bank N.V. LOC)
  3.95%, 01/07/98                                                      7,500         7,500
                                                                                ----------
                                                                                    45,670
                                                                                ----------

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
 MAINE--1.1%
Maine Education Loan Marketing Corp. Student Loan Revenue Bonds
 Series 1997A-1 / (AMBAC Insurance)
  3.75%, 01/07/98                                                    $ 5,700    $    5,700
Maine Education Loan Marketing Corp. Student Loan Revenue Bonds
 Series 1997A-2 / (AMBAC Insurance)
  3.75%, 01/07/98                                                     25,500        25,500
Maine Regional Waste System Solid Waste Recovery Bonds Series
 1990K / (Midland Bank LOC)
  3.75%, 01/07/98                                                     17,550        17,550
Maine Regional Waste System Solid Waste Resource Recovery Revenue
 Bonds Series 1993-M / (Midland Bank LOC)
  3.75%, 01/07/98                                                      4,075         4,075
Maine Regional Waste System Solid Waste Resource Recovery Revenue
 Bonds Series 1995O / (Midland Bank LOC)
  3.75%, 01/07/98                                                      5,000         5,000
Maine State Housing Authority Multi-Family Revenue Bonds (Park
 Village Apartments Project) / (General Electric Capital Corp.
 LOC)
  3.80%, 01/07/98                                                      6,000         6,000
                                                                                ----------
                                                                                    63,825
                                                                                ----------

 MARYLAND--0.9%
Howard County, Maryland Multi-Family Housing Revenue Bonds
 (Avalon Meadows Project) / (FNMA LOC)
  3.60%, 01/07/98                                                      4,900         4,900
Maryland State Health & Higher Education Facility Authority
 Pooled Revenue Bonds (Kennedy Krieger) Series 1993D / (FNB
 Maryland LOC)
  3.85%, 01/07/98                                                      2,000         2,000
                                                                       Par        Value
                                                                     -------    ----------
Maryland State Health & Higher Education Facility Authority
 Pooled Revenue Bonds (Pooled Loan Program) Series A / (FNB
 Chicago LOC)
  3.70%, 01/07/98                                                    $ 9,700    $    9,700
Maryland State Health & Higher Education Facility Authority
 Pooled Revenue Bonds (Pooled Loan Program) Series 1985B / (FNB
 Chicago LOC)
  3.75%, 01/07/98                                                     16,100        16,100
Montgomery County, Maryland Housing Opportunity Commission
 Housing Revenue Bonds (Draper Lane) Series 1991I / (FGIC
 Insurance & Barclays Bank PLC SPA)
  3.95%, 01/07/98                                                     16,600        16,600
                                                                                ----------
                                                                                    49,300
                                                                                ----------

 MASSACHUSETTS--0.1%
Massachusetts State Health and Education Facilities Authority
 Revenue Bonds (Williams College Project) Series E
  3.60%, 01/07/98                                                      7,193         7,193
Massachusetts State Industrial Finance Agency Resource Recovery
 Authority Revenue Bonds (Ogden Haverhill Project) Series 1992A /
 (Union Bank of Switzerland LOC)
  3.50%, 01/07/98                                                        500           500
                                                                                ----------
                                                                                     7,693
                                                                                ----------

 MICHIGAN--1.3%
Grand Rapids, Michigan Economic Development Corp. Revenue
 Refunding Bonds (Amway Hotel Corp. Project) Series 1991A / (ABN-
 Amro Bank N.V. LOC)
  3.80%, 01/07/98                                                      8,000         8,000
Michigan State Hospital Finance Authority Revenue Bonds (Martin
 Luther Memorial Home Inc.) / (Bank One Indiana, N.A. LOC)
  4.00%, 01/07/98                                                      8,520         8,520

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (Dean
 Foods Co. Project) / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                    $ 3,500    $    3,500
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (EPI
 Printers Inc. Project) / (Comerica Bank LOC)
  4.30%, 01/07/98                                                      5,200         5,200
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (John
 Widdicomb Company Project)
  4.35%, 01/07/98                                                      2,915         2,915
Michigan State Strategic Fund Ltd. Obligation Variable Rate
 Revenue Bonds Manufacturers Project Series 1991 / (Comerica Bank
 LOC)
  4.35%, 01/07/98                                                      1,885         1,885
Michigan State Strategic Fund Ltd. Obligation Variable Rate
 Revenue Bonds (Autocam Corp. Project) / (Comerica Bank LOC)
  4.10%, 01/07/98                                                      2,500         2,500
Wayne Charter County, Michigan Airport Revenue Bonds (Detroit
 Metropolitan County ) Series 1996A / (Bayerische Landesbank
 Girozentrale LOC)
  3.75%, 01/07/98                                                      6,500         6,500
Wayne Charter County, Michigan Airport Revenue Bonds Series B /
 (Bayerische Landesbank Girozentrale LOC)
  3.75%, 01/07/98                                                     31,810        31,810
                                                                                ----------
                                                                                    70,830
                                                                                ----------

 MINNESOTA--0.7%
Bloomington, Minnesota Port Authority Special Tax Revenue Bonds
 (Mall of America Project) Series 1996B / (FSA Insurance & Credit
 Local de France SBPA)
  4.20%, 01/07/98                                                      6,500         6,500

                                                                       Par        Value
                                                                     -------    ----------
Bloomington, Minnesota Port Authority Tax Increment Revenue
 Refunding Bonds (Mall of America) Series 1995A / (Credit Local
 de France SBPA & FSA Insurance)
  4.20%, 01/07/98                                                    $ 6,000    $    6,000
Dakota County, Minnesota Housing & Redevelopment Authority
 Multi-Family Mortgage Revenue Bonds / (Northwestern Mutual
 Guaranty)
  4.20%, 01/07/98                                                     13,955        13,955
Hennepin County, Minnesota Unlimited General Obligation Bonds
 Series 1995C
  4.10%, 01/07/98                                                      2,400         2,400
Hennepin County, Minnesota Unlimited General Obligation Bonds
 Series 1996C
  4.25%, 01/07/98                                                      5,350         5,350
Minnesota Agriculture & Economic Development Revenue Bonds
 (Evangelical Lutheran Project) / (Rabobank Nederland N.V. LOC)
  4.20%, 01/07/98                                                      5,500         5,500
                                                                                ----------
                                                                                    39,705
                                                                                ----------

 MISSISSIPPI--0.2%
Canton, Mississippi Industrial Development Revenue Bonds (McCarty
 Farms Inc. Project) / (Suntrust Bank Atlanta LOC)
  4.30%, 01/07/98                                                      2,000         2,000
Jackson County, Mississippi Pollution Control Revenue Bonds
 (Chevron, U.S.A. Inc. Project)
  5.00%, 01/01/98                                                      1,000         1,000
Mississippi Business Financial Corp. Industrial Development
 Revenue Bonds (Omega Motion) Series 1996 / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      6,800         6,800
                                                                                ----------
                                                                                     9,800
                                                                                ----------

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
 MISSOURI--1.0%
Independence, Missouri Industrial Development Authority Revenue
 Bonds (Resthaven Project) / (Credit Local De France LOC)
  4.00%, 01/07/98                                                    $ 8,850    $    8,850
Mexico, Missouri Industrial Development Authority Revenue Bonds
 (ADP Midwest Manufacturing Co. Project) Series 1995 / (Royal
 Bank of Scotland PLC LOC)
  3.90%, 01/07/98                                                      7,000         7,000
Missouri Higher Education Loan Authority Student Loan Revenue
 Bonds Series 1988A / (National Westminster Bank PLC LOC)
  3.75%, 01/07/98                                                     19,900        19,900
Missouri State Development Board Revenue Bonds (Milbank
 Manufacturing Co. Project) / (Boatmen's First National Bank of
 Kansas City LOC)
  4.30%, 01/07/98                                                      3,000         3,000
Missouri State Development Finance Board Industrial Development
 Revenue Bonds (H.R. Williams Mill Supply Project) Series 1995 /
 (Union Bank of Switzerland LOC)
  3.85%, 01/07/98                                                      3,100         3,100
St. Charles, Missouri Industrial Development Authority Revenue
 Bonds (Land Development Co. Project) / (Commerce Bank of St.
 Louis LOC)
  4.35%, 01/07/98                                                      3,550         3,550
St. Clair, Missouri Industrial Development Authority Revenue
 Bonds (Private Dynaquip) / (Nationsbank N.A. LOC)
  4.30%, 01/01/98                                                      2,300         2,300
St. Joseph, Missouri Industrial Development Revenue Bonds (Altec
 Industries Inc. Project) / (Wachovia Bank LOC)
  4.00%, 01/07/98                                                      4,000         4,000
                                                                       Par        Value
                                                                     -------    ----------
St. Louis, Missouri Industrial Development Authority Revenue
 Bonds (Kessler Container Project) / (Nationsbank N.A. LOC)
  4.35%, 01/01/98                                                    $ 2,500    $    2,500
Washington, Missouri Industrial Development Authority Revenue
 Bonds (Pauwels Transformer Project) / (Generale Bank LOC)
  4.50%, 01/07/98                                                      3,800         3,800
                                                                                ----------
                                                                                    58,000
                                                                                ----------

 MONTANA--0.2%
Montana State Health Facility Authority Revenue Bonds (Health
 Care Pooled Loan Program) Series 1985A / (FGIC Insurance &
 Norwest Bank of Minnesota N.A. LOC)
  4.10%, 01/07/98                                                     13,695        13,695
                                                                                ----------

 NEBRASKA--0.8%
Dodge County, Nebraska Industrial Development Revenue Bonds
 (Oilgear Project) / (Marshall & Ilsley Bank LOC)
  4.35%, 01/07/98                                                      2,000         2,000
Nebraska Higher Education Loan Program Revenue Bonds (Student
 Loan Project) Series 1988C / (SLMA LOC)
  3.75%, 01/07/98                                                     31,150        31,150
Stanton County, Nebraska Industrial Development Revenue Bonds
 Series 1996
  3.80%, 01/07/98                                                     10,500        10,500
                                                                                ----------
                                                                                    43,650
                                                                                ----------

 NEVADA--0.1%
Clark County, Nevada Airport Improvement Revenue Bonds System
 Subordinate Lien Series 1995A--2 / (Union Bank of Switzerland
 LOC)
  3.95%, 01/07/98                                                      1,330         1,330

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Nevada Housing Division Multi-Family Housing Revenue Bonds Series
 1989A / (FNMA LOC)
  3.70%, 01/07/98                                                    $ 4,000    $    4,000
                                                                                ----------
                                                                                     5,330
                                                                                ----------
 NEW HAMPSHIRE--0.2%
New Hampshire Higher Education & Health Facilities Authority
 Revenue Bonds (VHA New England, Inc.) Series 1985B / (AMBAC
 Insurance & FNB Chicago SBPA)
  3.70%, 01/07/98                                                      1,000         1,000
New Hampshire State Business Finance Authority Pollution Control
 Revenue Bonds (Public Services New Hampshire Project) Series
 1992D / (Barclays Bank PLC LOC)
  3.80%, 01/07/98                                                      1,000         1,000
New Hampshire State Housing Finance Authority Multi-Family
 Housing Revenue Bonds (Fairways Project) Series 1994-1 /
 (General Electric Capital Corp. LOC)
  3.95%, 01/07/98                                                      7,000         7,000
                                                                                ----------
                                                                                     9,000
                                                                                ----------

 NEW JERSEY--0.5%
New Jersey Economic Development Authority Revenue Bonds (Hoffman
 Laroche Inc. Project) Series 1993 / (Bayerische Landesbank
 Girozentrale LOC)
  4.10%, 01/07/98                                                        400           400
New Jersey Economic Development Authority Thermal Energy
 Facilities Revenue Bonds (Thermal Energy Ltd. Partnership I
 Project) Series 1997 / (FNB Chicago LOC)
  3.55%, 01/07/98                                                     12,900        12,900

                                                                       Par        Value
                                                                     -------    ----------
New Jersey Sports and Exposition Authority Revenue Bonds Series
 1992C / (Barclays Bank LOC)
  3.80%, 01/07/98                                                    $ 7,000    $    7,000
New Jersey State Turnpike Authority Revenue Bonds Series 1991D /
 (FGIC Insurance & Societe Generale LOC)
  3.45%, 01/07/98                                                      3,000         3,000
Union City, New Jersey Industrial Pollution Control Financing
 Authority Pollution Control Revenue Bonds (Exxon Project)
  4.70%, 01/01/98                                                      3,000         3,000
                                                                                ----------
                                                                                    26,300
                                                                                ----------

 NEW MEXICO--1.5%
Albuquerque, New Mexico Airport Revenue Bonds Subordinated Lien
 Series 1996A / (Bayerische Landesbank Girozentrale LOC)
  3.75%, 01/07/98                                                     20,600        20,600
Albuquerque, New Mexico Gross Receipts Tax General Obligation
 Bonds / (Canadian Imperial Bank of Commerce LOC)
  3.70%, 01/07/98                                                      2,000         2,000
Albuquerque, New Mexico Variable Rate Demand Note (Karsten
 Project A) / (Bank One Milwaukee LOC)
  4.30%, 01/07/98                                                      1,930         1,930
Albuquerque, New Mexico Variable Rate Demand Note (Karsten
 Project B) / (Bank One Milwaukee LOC)
  4.30%, 01/07/98                                                        780           780
Belen, New Mexico Industrial Development Revenue Bonds (Solo Cup,
 Inc. Project) / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                      3,250         3,250

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
New Mexico State Highway Commercial Revenue Subordinated Lien
 Bonds Series 1996 / (FSA Insurance & Canadian Imperial Bank of
 Commerce SPA)
  3.70%, 01/07/98                                                    $57,400    $   57,400
                                                                                ----------
                                                                                    85,960
                                                                                ----------

 NEW YORK--2.3%
Albany, New York Industrial Development Agency Revenue Refunding
 Bonds (United Cerebral Palsy Association Project) / (Key Bank
 N.A. LOC)
  3.85%, 01/07/98                                                     13,200        13,200
Albany-Dougherty County, New York Hospital Authority Revenue
 Bonds (Phoebe Putney Memorial Hospital) Series 1996 / (AMBAC
 Insurance)
  3.75%, 01/07/98                                                     11,400        11,400
New York City, New York General Obligation Bonds Series 1993
 Subseries A-8 / (Morgan Guaranty Trust Co.--New York LOC)
  5.10%, 01/01/98                                                         15            15
New York City, New York Health & Hospital Corp. Health System
 Revenue Bonds Series 1997A / (Morgan Guaranty Trust Co--New York
 LOC)
  3.50%, 01/07/98                                                      3,700         3,700
New York City, New York Housing Development Corp. Multi-Family
 Housing Mortgage Revenue Bonds (Parkgate Tower Project) /
 (Citibank LOC)
  3.60%, 01/07/98                                                        770           770
New York City, New York Industrial Development Agency Revenue
 Bonds (Brooklyn Navy Yard Co.) Series 1995A / (Bank of America
 LOC)
  4.25%, 01/07/98                                                      5,600         5,600
                                                                       Par        Value
                                                                     -------    ----------
New York City, New York Industrial Development Agency Revenue
 Bonds (Brooklyn Navy Yard Co.) Series 1995B / (Bank of America
 LOC)
  4.35%, 01/07/98                                                    $ 3,000    $    3,000
New York City, New York Industrial Development Authority Special
 Facility Revenue Bonds (Korean Airlines Co. Project) Series
 1997A / (Bankers Trust LOC)
  3.60%, 01/07/98                                                     11,800        11,800
New York City, New York Industrial Development Special Facility
 Revenue Bonds (Korean Airlines Co. Project) Series 1997C /
 (Bankers Trust LOC)
  3.60%, 01/07/98                                                      9,400         9,400
New York City, New York Industrial Development Special Facility
 Revenue Bonds (Korean Airlines Co. Project) Series 1997B /
 (Bankers Trust LOC)
  3.65%, 01/07/98                                                      9,100         9,100
New York State Energy Research & Development Authority Pollution
 Control Revenue Refunding Bonds (Orange & Rockland Utilities,
 Inc. Project) Series 1994A / (FGIC Insurance & Societe Generale
 SBPA)
  3.55%, 01/07/98                                                      4,100         4,100
New York State Housing Finance Agency Multi-Family Housing
 Revenue Bonds (Tribeca Park Housing Project) Series 1997A /
 (Bayerische Hypotheken Und Wechsel Bank LOC)
  4.10%, 12/31/97                                                      8,700         8,700
New York State Housing Finance Agency Revenue Bonds (West 50
 Street Project) Series 1997A / (Fleet Bank of New York LOC)
  3.60%, 01/07/98                                                     28,100        28,100

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1994B / (Credit Suisse & Swiss Bank LOC)
  3.50%, 01/07/98                                                    $ 1,000    $    1,000
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1995B / (Bank of Nova Scotia LOC)
  3.55%, 01/07/98                                                      6,800         6,800
Port Authority of New York and New Jersey Special Obligation
 Revenue Bonds (Versatile Structure Obligation-6 project) / (Bank of Nova Scotia LOC)
  5.10%, 01/01/98                                                     10,000        10,000
Yonkers, New York Industrial Development Agency Civic Facilities
 Revenue Bonds (Consumers Union Facility Project) Series 1994 /
 (AMBAC Insurance & Credit Local de France SBPA)
  3.50%, 01/07/98                                                        500           500
                                                                                ----------
                                                                                   127,185
                                                                                ----------

 NORTH CAROLINA--0.1%
Guilford County, North Carolina Industrial Facilities & Pollution
 Control Financing Authority Revenue Bonds (Culp Inc. Project) /
 (Wachovia Bank LOC)
  4.25%, 01/07/98                                                      3,825         3,825
Guilford County, North Carolina Industrial Facilities & Pollution
 Control Financing Authority Revenue Bonds (Camco Manufacturing
 Project) Series 1996 / (Wachovia Bank LOC)
  4.25%, 01/07/98                                                      2,700         2,700

                                                                       Par        Value
                                                                     -------    ----------
Union County, North Carolina Industrial Facilities & Pollution
 Control Financing Authority Revenue Bonds (Rock-Tenn Converting
 County Project) / (Suntrust Bank Atlanta LOC)
  4.30%, 01/07/98                                                    $ 1,750    $    1,750
                                                                                ----------
                                                                                     8,275
                                                                                ----------

 NORTH DAKOTA--0.4%
Mercer County, North Dakota National Rural Utility Pollution
 Control Revenue Bonds (Basin Electric Power Cooperative Antelope
 Project) Series 1984C / (N.R.U.--C.F.C. Guaranty LOC)
  3.85%, 01/07/98                                                      7,800         7,800
Richland County, North Dakota Industrial Development Revenue
 Bonds (Minn-Dak Farmers Co-op) Series 1986B / (Norwest Bank LOC)
  4.50%, 01/07/98                                                      1,000         1,000
Richland County, North Dakota Solid Waste Disposal Revenue Bonds
 (Minn-Dak Farmers Co-op) Series 1996A / (Norwest Bank LOC)
  4.50%, 01/07/98                                                     11,000        11,000
                                                                                ----------
                                                                                    19,800
                                                                                ----------

 OHIO--0.7%
Cleveland, Ohio Airport System Revenue Bonds Series 1997D /
 (Toronto-Dominion Bank LOC)
  3.75%, 01/07/98                                                     13,530        13,530
Columbus, Ohio Electric System Revenue Bonds Series 1984 / (Union
 Bank of Switzerland LOC)
  3.70%, 01/07/98                                                      6,380         6,380
Ohio Air Quality Development Authority Revenue Bonds (JMG
 Funding, LP) Series 1994A / (Societe Generale LOC)
  3.90%, 01/07/98                                                      2,900         2,900

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Ohio Air Quality Development Authority Revenue Bonds (Limited
 Partnership Project) Series 1994B / (Societe Generale LOC)
  3.65%, 01/07/98                                                    $14,400    $   14,400
Ohio Housing Finance Agency Multi-Family Housing Revenue Bonds
 (Kenwood Congregate Retirement Community) Series 1985 / (Morgan
 Guaranty Trust Co.--New York LOC)
  3.80%, 01/07/98                                                      2,000         2,000
                                                                                ----------
                                                                                    39,210
                                                                                ----------

 OKLAHOMA--0.7%
Garfield County, Oklahoma Industrial Development Adjusting
 Revenue Bonds (Bank of Commerce Group Inc. Project) / (Wachovia
 Bank LOC)
  4.20%, 01/07/98                                                      7,265         7,265
Muldrow, Oklahoma Public Works Authority Industrial Development
 Revenue Bonds (Oklahoma Foods Project) / (Rabobank Nederland
 N.V. LOC)
  3.90%, 01/07/98                                                      8,500         8,500
Oklahoma Development Financing Authority Revenue Bonds (Shawnee
 Funding Ltd.) / (Bank of Nova Scotia LOC)
  4.30%, 01/07/98                                                      4,000         4,000
Oklahoma State Student Loan Authority Revenue Bonds Series A /
 (MBIA Insurance & SLMA LOC)
  3.75%, 01/07/98                                                      2,000         2,000
Oklahoma State Student Loan Authority Revenue Bonds Student Loan
 Series 1996A / (MBIA Insurance & SLMA LOC)
  3.75%, 01/07/98                                                     18,000        18,000
                                                                       Par        Value
                                                                     -------    ----------
Tulsa, Oklahoma Industrial Development Authority Revenue Bonds
 (Thomas & Betts Project) Series 1991 / (Wachovia Bank LOC)
  4.30%, 01/07/98                                                    $   700    $      700
                                                                                ----------
                                                                                    40,465
                                                                                ----------

 OREGON--0.4%
Oregon State Economic Development Commission Economic &
 Industrial Development Revenue Bonds / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      4,100         4,100
Oregon State General Obligation Notes Series 1973H / (Bank of
 Tokyo LOC)
  3.65%, 01/07/98                                                      9,900         9,900
Port of Portland, Oregon Industrial Development Revenue Bonds
 (Schnitzer Steel Project) / (Comerica Bank LOC)
  3.65%, 01/07/98                                                      5,000         5,000
Port of Portland, Oregon Special Obligation Revenue Bonds
 (Portland Bulk Terminals Ltd. Liability Corp. Project) /
 (Canadian Imperial Bank of Commerce LOC)
  4.25%, 01/07/98                                                      5,000         5,000
                                                                                ----------
                                                                                    24,000
                                                                                ----------

 PENNSYLVANIA--5.8%
Allegheny County, Pennsylvania Industrial Development Authority
 Economic Development Revenue Bonds (Sauereisen Project) /
 (Mellon LOC)
  4.10%, 01/07/98                                                      1,600         1,600
Bucks County, Pennsylvania Industrial Development Authority
 Variable Rate Demand Notes (Klearfold Project) / (Mellon LOC)
  4.20%, 01/07/98                                                      3,000         3,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Bucks County, Pennsylvania St. Mary Hospital Authority Variable
 Rate Demand Obligation (Catholic Healthcare Project) Series
 1997B
  3.60%, 01/07/98                                                    $10,000    $   10,000
Chester County, Pennsylvania Industrial Development Authority
 Revenue Bonds (Devault Manufacturing Facilities Project) /
 (Corestates Bank N.A. LOC)
  4.11%, 01/07/98                                                      2,600         2,600
Dauphin County, Pennsylvania General Authority Revenue Bonds (All
 Health Pooled Financing Program) / (Credit Suisse First Boston &
 FSA LOC)
  3.75%, 01/07/98                                                     30,000        30,000
Emmaus, Pennsylvania General Authority Revenue Bonds / (FSA
 Insurance & Credit Suisse SPA)
  4.00%, 01/07/98                                                     15,560        15,560
Montgomery County, Pennsylvania Industrial Development Authority
 Revenue Bonds (Seton Medical Supply Co. Project) / (First Union
 National Bank LOC)
  3.65%, 01/07/98                                                      5,500         5,500
Montgomery County, Pennsylvania Redevelopment Authority Multi-
 Family Housing Revenue Refunding Bonds (Glenmore Association
 Project) Series A / (FNMA LOC)
  4.10%, 01/07/98                                                      3,950         3,950
Northampton County, Pennsylvania Industrial Development Authority
 Revenue Bonds (Binney and Smith-B) / (FNB Chicago LOC)
  4.11%, 01/07/98                                                      1,000         1,000
Northampton County, Pennsylvania Industrial Development Authority
 Revenue Bonds (Binney and Smith-A) / (FNB Chicago LOC)
  4.11%, 01/07/98                                                      3,250         3,250

                                                                       Par        Value
                                                                     -------    ----------
Pennsylvania Economic Development Finance Authority Exempt
 Facility Revenue Bonds (National Gypsum Co.) Series 1997B /
 (NCNB LOC)
  3.60%, 01/07/98                                                    $ 5,000    $    5,000
Pennsylvania Economic Development Finance Authority Exempt
 Facility Revenue Bonds (National Gypsum Co., Shipping Port
 Project) Series 1997A / (NCNB LOC)
  3.75%, 01/07/98                                                     10,000        10,000
Pennsylvania Energy Development Authority (Clarion Corp.-Piney
 Creek Project Apartments) Series 1986C / (Swiss Bank LOC)
  3.75%, 01/07/98                                                      1,155         1,155
Pennsylvania Energy Development Authority Energy Development
 Revenue Bonds (B & W Ebensberg Project) Series 1986 / (Swiss
 Bank LOC)
  3.75%, 01/07/98                                                      9,475         9,475
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1988A / (SLMA LOC)
  3.75%, 01/07/98                                                     15,100        15,100
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1988B / (SLMA LOC)
  3.75%, 01/07/98                                                     55,000        55,000
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1988C / (SLMA LOC)
  3.75%, 01/07/98                                                     42,100        42,100
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1994A / (SLMA LOC)
  3.75%, 01/07/98                                                      9,000         9,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1995A / (SLMA LOC)
  3.75%, 01/07/98                                                    $ 2,000    $    2,000
Pennsylvania Higher Education Assistance Agency Student Loan
 Revenue Bonds Series 1997A / (SLMA LOC)
  3.95%, 01/07/98                                                     21,000        21,000
Pennsylvania State Higher Education Facilities Revenue Bonds
 (University of Pennsylvania Health Services Project) Series C /
 (Credit Suisse First Boston LOC)
  3.60%, 01/07/98                                                     40,700        40,700
Sayre, Pennsylvania Health Care Facilities Authority Revenue
 Bonds (VHA Capital Finance Revenue) Series 1985F / (AMBAC
 Insurance & FNB Chicago SBPA)
  3.65%, 01/07/98                                                      4,100         4,100
York, Pennsylvania General Authority Pooled Financing Revenue
 Bonds Series 1996 / (First Union Bank of North Carolina LOC)
  4.20%, 01/07/98                                                     29,825        29,825
                                                                                ----------
                                                                                   320,915
                                                                                ----------

 RHODE ISLAND--0.6%
Rhode Island State Student Loan Authority Higher Education
 Revenue Bonds Series 1995-1 / (National Westminster Bank PLC
 LOC)
  3.80%, 01/07/98                                                     12,300        12,300
Rhode Island State Student Loan Authority Higher Education
 Revenue Bonds Series 1996-2 / (National Westminster Bank PLC
 LOC)
  3.80%, 01/07/98                                                      5,000         5,000
                                                                       Par        Value
                                                                     -------    ----------
Rhode Island State Student Loan Authority Higher Education
 Revenue Bonds Series 1996-3 / (National Westminster Bank PLC
 LOC)
  3.80%, 01/07/98                                                    $15,400    $   15,400
                                                                                ----------
                                                                                    32,700
                                                                                ----------

 SOUTH CAROLINA--0.4%
Dorchester County, South Carolina Pollution Control Revenue Bonds
 (BOC Group Inc.) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      2,000         2,000
Greenville, South Carolina County and City Industrial Development
 Revenue Bonds (Stevens Aviation Technology Services Project) /
 (First Union National Bank LOC)
  4.30%, 01/07/98                                                      3,000         3,000
South Carolina Economic Development Authority Hospital Facility
 Revenue Bonds (Sanders Brothers Construction) / (Wachovia Bank
 LOC)
  4.30%, 01/07/98                                                      3,150         3,150
South Carolina Jobs Economic Development Authority Economic
 Development Revenue Bonds (Thomas and Betts Corp. Project) /
 (Wachovia Bank, N.A. LOC)
  4.30%, 01/07/98                                                      2,100         2,100
South Carolina Jobs Economic Development Authority Industrial
 Development Revenue Bonds (Electric City Printing Project) /
 (Wachovia Bank of North Carolina LOC)
  4.30%, 01/07/98                                                      3,000         3,000
South Carolina State Port Authority Revenue Bonds (Junior Lien) /
 (South Carolina National Bank LOC)
  3.95%, 01/07/98                                                      3,300         3,300

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Spartanburg County, South Carolina Industrial Development
 Authority Revenue Bonds (Bemis, Inc.) / (Wachovia Bank LOC)
  4.15%, 01/07/98                                                    $ 4,750    $    4,750
                                                                                ----------
                                                                                    21,300
                                                                                ----------

 SOUTH DAKOTA--0.3%
South Dakota State Health & Educational Facilities Authority
 Revenue Bonds (McKenna Hospital) Series 1994 / (MBIA Insurance &
 Banque Paribas SBPA)
  4.20%, 01/07/98                                                     15,930        15,930
                                                                                ----------

 TENNESSEE--3.1%
Chattanooga Industrial Development Board Industrial Development
 Revenue Bonds (National Print Group Inc. Project) / (Suntrust
 Bank Nashville N.A. LOC)
  4.35%, 01/07/98                                                      2,600         2,600
Chattanooga, Tennessee Health Education & Housing Facility Board
 Revenue Bonds (Baylor School Project) / (Sun Bank LOC)
  4.20%, 01/07/98                                                      1,700         1,700
Franklin County, Tennessee Industrial Development Board
 Industrial Development Revenue Bonds (Hi-Tech Porject) Series
 1997 / (Regions Bank LOC)
  3.95%, 01/07/98                                                      7,000         7,000
Jackson County, Tennessee Industrial Development Board Solid
 Waste Facilities Revenue Bonds (Ameristeel Corp.) / (NationsBank
 N.A. LOC)
  4.35%, 01/01/98                                                      5,000         5,000

                                                                       Par        Value
                                                                     -------    ----------
Knox County, Tennessee Health Education & Housing Facilities
 Revenue Bonds (Web School Knoxville Project) / (Suntrust Bank
 Nashville N.A. LOC)
  4.20%, 01/07/98                                                    $ 5,000    $    5,000
Metropolitan Government of Nashville Davidson County, Tennessee
 Industrial Development Revenue Bonds (Bind Technologies Inc.) /
 (NationsBank of Tennessee, N.A. LOC)
  4.40%, 01/07/98                                                      3,750         3,750
Metropolitan Nashville & Davidson County, Tennessee Health &
 Education Facility Board Revenue Bonds Series A / (FGIC
 Insurance & Barclays Bank PLC LOC)
  3.70%, 01/07/98                                                      1,200         1,200
Metropolitan Nashville & Davidson County, Tennessee Industrial
 Development Multi-Family Housing Revenue Bonds (Arbor Crest)
 Series 1985B / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      4,000         4,000
Metropolitan Nashville & Davidson County, Tennessee Industrial
 Development Multi-Family Housing Revenue Bonds (Arbor Knoll)
 Series 1985A / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      1,000         1,000
Montgomery County, Tennessee Public Building Authority Pooled
 Revenue Bonds Financing County Loans / (NationsBank LOC)
  4.20%, 01/07/98                                                     28,400        28,400
Montgomery County, Tennessee Public Building Authority Pooled
 Financing Revenue Bonds (County Loan Project) / (NationsBank
 South N.A. LOC)
  4.20%, 01/07/98                                                     36,000        36,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Sevier County, Tennessee Public Building Authority Local
 Government Public Bonds Series G / (AMBAC Insurance &
 Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                    $ 7,000    $    7,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1995C-1 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.10%, 01/07/98                                                      4,000         4,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1995C-2 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      4,395         4,395
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1995C-3 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                     10,000        10,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1995E-3 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      3,000         3,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996D-1 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      3,430         3,430
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996E-1 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      6,835         6,835
                                                                       Par        Value
                                                                     -------    ----------
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996E-4 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                    $ 3,000    $    3,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996E-5 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      1,750         1,750
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996F1 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      9,000         9,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996F2 / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      9,000         9,000
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series II-C / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      1,100         1,100
Sevier County, Tennessee Public Building Authority Local
 Government Public Improvement Bonds Series 1996A / (AMBAC
 Insurance & Kredietbank, N.V. SPA)
  4.15%, 01/07/98                                                      7,000         7,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Volunteer State Variable Rate Student Loan Funding Bonds Series
 1987 / (Hong Kong Shang Hai Bank LOC)
  3.90%, 01/07/98                                                    $10,600    $   10,600
                                                                                ----------
                                                                                   175,760
                                                                                ----------

 TEXAS--5.6%
Amarillo, Texas Health Facilities Corp. Revenue Refunding Bonds /
 (Rabobank Nederland N.V. LOC)
  3.90%, 01/07/98                                                      3,155         3,155
Amarillo, Texas Health Facility Corp. Hospital Revenue Bonds
 (High Plains Baptist Hospital) Series 1985 / (Banque Paribas
 LOC)
  3.90%, 01/07/98                                                      3,100         3,100
Bexar County, Texas Health Facilities Development Corp. Revenue
 Bonds (Chandler Memorial Home Project) Series 1995 / (Bank One
 LOC)
  4.15%, 01/07/98                                                      5,170         5,170
Brazos River Authority, Texas Pollution Control Revenue Refunding
 Bonds (Utilities Electric-B Project)/(Union Bank of Switzerland
 LOC)
  4.60%, 01/01/98                                                      2,500         2,500
Brazos River, Texas Higher Education Authority Revenue Bonds
 Series 1993B-1 / (SLMA LOC)
  3.75%, 01/07/98                                                     30,300        30,300
Brownsville County Texas Industrial Development Corp. Revenue
 Refunding Bonds (Rich Seapak Corp. Project) / (Suntrust Bank
 Atlanta LOC)
  4.30%, 01/07/98                                                      1,250         1,250
Capital Health Facilities Development Corp. Revenue Bonds (Island
 on Lake Travis Ltd. Project) / (Credit Suisse First Boston LOC)
  4.15%, 01/07/98                                                      8,500         8,500

                                                                       Par        Value
                                                                     -------    ----------
Central Waco, Texas Development Corp. Industrial Development
 Revenue Bonds (H.E. Butt Grocery) / (Texas Commerce Bank, N.A.
 LOC)
  3.70%, 01/07/98                                                    $ 3,650    $    3,650
Collin County, Texas Housing Finance Corp. Multi-Family Housing
 Revenue Bonds (Huntington Apartments Project) / (Fleet Bank,
 N.A. LOC)
  4.10%, 01/07/98                                                      6,150         6,150
Euless, Texas Industrial Development Authority Revenue Bonds
 (Ferguson Enterprises, Inc. Project) / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      4,850         4,850
Grand Prairie, Texas Industrial Development Authority Industrial
 Development Revenue Bonds (NTA Leasing Co. Project) Series 1994
 / (Texas Commerce Bank, N.A. LOC)
  3.85%, 01/07/98                                                      2,140         2,140
Hays, Texas Memorial Health Facilities Development Corp. Hospital
 Revenue Bonds (AHS / Sunbelt Central Texas Medical Center
 Project) Series 1990A / (Swiss Bank LOC)
  4.25%, 01/07/98                                                      8,500         8,500
Hays, Texas Memorial Health Facilities Development Corp. Hospital
 Revenue Bonds (AHS / Sunbelt Central Texas Medical Center
 Project) Series 1990B / (Swiss Bank LOC)
  4.25%, 01/07/98                                                     15,300        15,300
Lavaca-Navidad River Authority, Texas Water Supply System
 Contract Revenue Bonds (Formosa Plastics Corp. Project) /
 (Canadian Imperial Bank of Commerce LOC)
  3.95%, 01/07/98                                                     13,600        13,600

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Lower Neches Valley Authority, Texas Industrial Development Corp.
 Pollution Control Revenue Bonds (Mobil Corp. Neches River
 Treatment Project)
  3.70%, 01/07/98                                                    $12,000    $   12,000
North Texas Higher Education Authority Income Tax Student Loan
 Revenue Refunding Bonds Series 1996B / (AMBAC Insurance & SLMA
 SBPA)
  3.75%, 01/07/98                                                      4,000         4,000
North Texas Higher Education Authority Income Tax Student Loan
 Revenue Refunding Bonds Series 1996D / (AMBAC Insurance & SLMA
 SBPA)
  3.75%, 01/07/98                                                      4,000         4,000
North Texas Higher Education Authority Student Loan Revenue
 Refunding Bonds Series 1987A / (Credit Communal de Belgique LOC)
  3.75%, 01/07/98                                                     86,750        86,750
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1992A-1 / (SLMA LOC)
  3.75%, 01/07/98                                                      2,400         2,400
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1993A / (SLMA LOC)
  3.75%, 01/07/98                                                     13,300        13,300
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1997X / (SLMA LOC)
  3.75%, 01/07/98                                                     14,000        14,000
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1991A / (SLMA LOC)
  3.75%, 01/07/98                                                      7,400         7,400
                                                                       Par        Value
                                                                     -------    ----------
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1992A / (SLMA LOC)
  3.75%, 01/07/98                                                    $10,500    $   10,500
Panhandle Plains, Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1995A / (SLMA LOC)
  3.75%, 01/07/98                                                     13,000        13,000
Robertson County, Texas Industrial Development Corp. Industrial
 Development Revenue Bonds (Sanderson Farms Project) Series 1995
 / (Harris Trust & Savings Bank LOC)
  3.90%, 01/07/98                                                      4,300         4,300
Silsbee, Texas Health Facilities Development Revenue Bonds
 (Silsbee Doctor's Hospital) / (HEI Guaranty & Citibank LOC)
  3.70%, 01/07/98                                                      6,000         6,000
South Texas Higher Education Authority Student Loan Revenue Bonds
 Series 1997Z / (MBIA Insurance & SLMA SBPA)
  4.00%, 01/07/98                                                      7,000         7,000
Texas Health Facilities Development Corp. Adjustable Convertible
 Extendable Securities Revenue Bonds (North Texas Pooled Health)
 Series 1985B / (Banque Paribas LOC)
  3.90%, 01/07/98                                                     19,000        19,000
Trinity River Authority, Texas Pollution Control Revenue Bonds
 (Lafarge Corp. Project) / (Banque Nationale de Paris LOC)
  4.40%, 01/07/98                                                      3,100         3,100
                                                                                ----------
                                                                                   314,915
                                                                                ----------

 UTAH--0.8%
Salt Lake City, Utah Airport Revenue Bonds Series 1994A / (Credit
 Suisse LOC)
  3.75%, 01/07/98                                                      4,300         4,300

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Salt Lake City, Utah Airport Revenue Bonds Series 1996A / (Union
 Bank of Switzerland LOC)
  4.20%, 01/07/98                                                    $ 2,000    $    2,000
Utah State Board of Regents Student Loan Revenue Bonds Series
 1995L / (AMBAC Insurance & Barclays Bank PLC LOC)
  3.75%, 01/07/98                                                      3,000         3,000
Utah State Board of Regents Student Loan Revenue Bonds Series
 1997R / (AMBAC Insurance & Barclays Bank PLC LOC)
  3.75%, 01/07/98                                                     34,255        34,255
                                                                                ----------
                                                                                    43,555
                                                                                ----------

 VERMONT--0.1%
Vermont Education & Health Buildings Financing Agency (VHA New
 England) Series 1985G / (AMBAC Insurance & FNB Chicago SBPA)
  3.70%, 01/07/98                                                      4,240         4,240
                                                                                ----------

 VIRGINIA--0.2%
Chesterfield County, Virginia Industrial Development Authority
 Industrial Development Revenue Bonds (Erni Components Inc.
 Project) / (First Union National Bank LOC)
  4.30%, 01/07/98                                                      3,000         3,000
King George County, Virginia Industrial Development Authority
 Solid Waste Disposal Facility (Garnet of Virginia Project)
 Series 1996 / (Morgan Guaranty Trust--New York LOC)
  4.15%, 01/07/98                                                      3,700         3,700

                                                                       Par        Value
                                                                     -------    ----------
Lynchburg, Virginia Industrial Development Authority Hospital
 Facility Revenue Bonds (First Mortgage VHA Mid-Atlantic States,
 Inc.) Series 1985B / (AMBAC Insurance & Mellon Bank SBPA)
  3.70%, 01/07/98                                                    $   400    $      400
Lynchburg, Virginia Industrial Development Authority Hospital
 Facility Revenue Bonds (First Mortgage VHA Mid-Atlantic States,
 Inc.) Series 1985C / (AMBAC Insurance & Mellon Bank SBPA)
  3.70%, 01/07/98                                                        600           600
Lynchburg, Virginia Industrial Development Authority Hospital
 Facility Revenue Bonds (First Mortgate VHA Mid-Atlantic States,
 Inc.) Series 1985A / (AMBAC Insurance & Mellon Bank SBPA)
  3.70%, 01/07/98                                                        500           500
Staunton, Virginia Industrial Development Authority Industrial
 Development Revenue Bonds (Diebold Inc. Staunton Project) Series
 1997 / (Bank One, Akron LOC)
  4.25%, 01/07/98                                                      2,500         2,500
Virginia Small Business Finance Authority Industrial Development
 Revenue Bonds (Dong Sung America) / (First Union National Bank
 of North Carolina LOC)
  3.80%, 01/07/98                                                      2,380         2,380
                                                                                ----------
                                                                                    13,080
                                                                                ----------

 WASHINGTON--4.1%
Everett, Washington Industrial Development Revenue Bonds
 (Partners Trust / Synsor Project)/ (Bank of America LOC)
  4.10%, 01/07/98                                                      5,300         5,300

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
King County, Washington Economic Enterprise Corp. Revenue Bonds
 (Sunrise Project) Series 1997 / (Bank of America NT & SA LOC)
  4.00%, 01/07/98                                                    $ 4,100    $    4,100
King County, Washington Housing Authority Variable Rate Multi-
 Family Housing Revenue Bonds (Auburn County Apartments) / (U.S.
 Bank N.A. LOC)
  4.00%, 01/07/98                                                      3,500         3,500
Metropolitan Washington District of Columbia Airports Authority
 System Revenue Refunding Bonds Series 1997C / (Union Bank of
 Switzerland LOC)
  3.65%, 01/07/98                                                     40,000        40,000
Pierce County, Washington Economic Development Bonds (McFarland
 Cascade Project) / (U.S. Bank of Washington LOC)
  4.40%, 01/07/98                                                      2,000         2,000
Pierce County, Washington Economic Development Corp. Revenue
 Bonds (Flex-A-Lite Consolidated Project) / (Bank of America LOC)
  4.10%, 01/07/98                                                      3,000         3,000
Pierce County, Washington Economic Development Corp. Revenue
 bonds (K & M Holdings II Project) Series 1997 / (Wells Fargo
 Bank LOC)
  4.15%, 01/07/98                                                      1,820         1,820
Port Moses Lake, Washington Public Corp. Revenue Bonds (Moses
 Lake Industrial Project) Series 1995 / (Bank of America LOC)
  4.10%, 01/07/98                                                      3,000         3,000
Port Moses Lake, Washington Public Corp. Revenue Bonds (National
 Frozen Foods Corporation) / (Bank of America NT & SA LOC)
  4.10%, 01/07/98                                                      7,500         7,500
                                                                       Par        Value
                                                                     -------    ----------
Port of Seattle, Washington Subordinate Lien Revenue Bonds Series
 1997 / (Canadian Imperial Bank of Commerce LOC)
  3.85%, 01/07/98                                                    $81,530    $   81,530
Seattle, Washington Housing Authority Revenue Bonds (CASA
 Pacifica Apartments Project) Series 1997 / (Bank of America NT &
 SA LOC)
  4.00%, 01/07/98                                                      3,350         3,350
Seattle, Washington Housing Authority Revenue Bonds (Holly Park
 Project) / (Bank of America NT & SA LOC)
  4.00%, 01/07/98                                                      9,000         9,000
Spokane County, Washington Industrial Development Corp. Metal
 Sales Manufacturing Corp. / (Star Bank LOC)
  4.25%, 01/07/98                                                      2,835         2,835
Washington Health Care Facilities Authority Revenue Bonds (Yakima
 Valley Farm Workers Clinic) Series 1997DN / (Bank of America NT
 & SA LOC)
  4.20%, 01/07/98                                                      3,900         3,900
Washington State Development Authority Revenue Bonds (Hunter
 Douglas Project) Series 1997A / (ABN-Amro Bank N.V. LOC)
  4.30%, 01/07/98                                                      3,500         3,500
Washington State Economic Development Finance Authority
 Industrial Development Revenue Bonds (Tonkin Building) Series
 1997A / (U.S. Bank of Washington LOC)
  4.40%, 01/07/98                                                      1,000         1,000
Washington State Health Care Facilities Authority Revenue
 Refunding Bonds (Sisters of
 St. Joseph of Peace) Series 1993 / (MBIA Insurance & U.S. Bank
 of Washington SBPA)
  4.15%, 01/07/98                                                     12,400        12,400

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Washington State Housing Finance Authority Multi-Family Housing
 Revenue Bonds (Merrill Gardens Project) Series 1997A / (U.S.
 Bank of Washington LOC)
  4.30%, 01/07/98                                                    $ 2,000    $    2,000
Washington State Housing Finance Commission Multi-Family Housing
 Mortgage Revenue Bonds (Meridian Court Apartments) Series 1996 /
 (Bank of America LOC)
  4.00%, 01/07/98                                                      8,000         8,000
Washington State Housing Finance Commission Multi-Family Housing
 Mortgage Revenue Bonds (Canyon Lake II) Series 1993A / (U.S.
 Bank of Washington LOC)
  4.35%, 01/07/98                                                      4,565         4,565
Washington State Housing Finance Commission Multi-Family Housing
 Mortgage Revenue Bonds (Lake Washington Apartments) Series
 1996DN / (Bank of America LOC)
  4.25%, 01/07/98                                                      8,750         8,750
Yakama, Washington Confederated Tribes and Bands Variable Rate
 Demand Obligation (Yakama Forests Products Project) / (Bank of
 America NT & SA LOC)
  4.10%, 01/07/98                                                      8,300         8,300
Yakima County, Washington Public Corp. Revenue Bonds (Hi Country
 Foods Project) / (Bank of America LOC)
  4.10%, 01/07/98                                                      6,800         6,800
Yakima County, Washington Public Corp. Revenue Bonds (Printing
 Press Project) / (Bank of America LOC)
  4.10%, 01/07/98                                                      3,000         3,000
                                                                                ----------
                                                                                   229,150
                                                                                ----------

                                                                       Par        Value
                                                                     -------    ----------

 WEST VIRGINIA--0.3%
Marion County West Virginia Solid Waste Disposal Facilities
 Revenue Bonds (Grant Town Project) Series D / (National
 Westminster Bank PLC LOC)
  3.75%, 01/07/98                                                    $ 4,300    $    4,300
Marion County, West Virginia County Commission Solid Waste
 Disposal Facility Revenue Bonds (Grant Town Project) Series B /
 (National Westminster Bank PLC LOC)
  3.75%, 01/07/98                                                     11,000        11,000
West Virginia State Hospital Finance Authority Hospital Revenue
 Bonds (St. Joseph's Hospital Project) Series 1987 / (Bank of
 Tokyo-Mitsubishi Ltd. LOC)
  3.75%, 01/07/98                                                      2,000         2,000
                                                                                ----------
                                                                                    17,300
                                                                                ----------

 WISCONSIN--0.9%
Carlton, Wisconsin Pollution Control Revenue Bonds (Power & Light
 Project)
  3.80%, 01/07/98                                                      5,800         5,800
Chilton, Wisconsin Industrial Development Revenue Bonds (Kaytee
 Products, Inc. Project) Series 1995 / (Bank One Milwaukee LOC)
  4.25%, 01/07/98                                                      1,485         1,485
Colburn, Wisconsin Industrial Development Revenue Bonds
 (Heartland Farms Project) Series 1994 / (Marshall & Ilsley Bank
 LOC)
  4.35%, 01/07/98                                                      6,900         6,900
Fairwater, Wisconsin Industrial Development Revenue Bonds (Dean
 Foods Co. Project) Series 1990 / (Wachovia Bank LOC)
  4.20%, 01/07/98                                                      1,450         1,450

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Grafton, Wisconsin Industrial Development Revenue Bonds
 (Milwaukee Sign Co. Project) / (Marshall & Ilsley Bank LOC)
  4.35%, 01/07/98                                                    $ 1,975    $    1,975
Kenosha, Wisconsin Industrial Development Revenue Bonds (Asyst
 Tech. Ltd. Liability Corp. Project) / (LaSalle National Bank
 LOC)
  4.10%, 01/07/98                                                      5,000         5,000
Lac Du Flambeau Band of Lake Superior, Wisconsin Chippewa Indians
 Special Obligation Bonds (Simpson Electric Co. Project) Series
 1985 / (Barclays Bank PLC LOC)
  3.70%, 01/07/98                                                      4,400         4,400
Milwaukee, Wisconsin Redevelopment Authority Industrial
 Development Revenue Bonds (Field Container Corp. LP) Series 1994
 / (Northern Trust LOC)
  4.25%, 01/07/98                                                      5,000         5,000
Prentice, Wisconsin Industrial Development Refunding Revenue
 Bonds (Blount, Inc.) Series 1992 / (Morgan Guaranty Trust Co.--
 New York LOC)
  4.15%, 01/07/98                                                      1,688         1,688
Rhinelander, Wisconsin Industrial Development Adjustable Rate
 Revenue Bonds (Lake Shore Inc. Project) / (Australia & New
 Zealand Bank Group LOC)
  4.40%, 01/07/98                                                      2,290         2,290
Wisconsin Housing & Economic Development Authority Variable Rate
 Revenue Bonds (Ultratec Inc. Project ) Series 7 / (Marshall &
 Ilsley Bank LOC)
  4.35%, 01/01/98                                                      3,240         3,240
                                                                       Par        Value
                                                                     -------    ----------
Wisconsin State Health & Education Facilities Authority Revenue
 Bonds (Sinai Samaritan) Series 1994A / (Marshall & Ilsley Bank
 LOC)
  4.05%, 01/07/98                                                    $12,950    $   12,950
                                                                                ----------
                                                                                    52,178
                                                                                ----------

 WYOMING--0.0%
Unita County, Wyoming Pollution Control Financing Authority
 Pollution Control Revenue Bonds (Chevron USA, Inc. Project)
 Series 1992
  5.00%, 01/01/98                                                        300           300
                                                                                ----------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $3,629,102)                                                               3,629,102
                                                                                ----------
 TAX-EXEMPT COMMERCIAL PAPER--9.3%(b)
 ARIZONA--1.6%
Maricopa County, Arizona Pollution Control Revenue Authority
 Revenue Refunding Bonds (Southern California Palo Alto Verde
 Project) Series 1985B
  3.75%, 03/11/98                                                      7,250         7,250
Maricopa County, Arizona Pollution Control Revenue Authority
 Revenue Refunding Bonds (Southern California Palo Alto Verde
 Project) Series 1985C
  3.75%, 02/10/98                                                      4,000         4,000
  3.75%, 02/12/98                                                     16,250        16,250
Maricopa County, Arizona Pollution Control Revenue Authority
 Revenue Refunding Bonds (Southern California Palo Alto Verde
 Project) Series 1985G
  3.75%, 02/12/98                                                     16,900        16,900
Maricopa County, Arizona Pollution Control Revenue Refunding
 Bonds (Southern California Edison Palo Alto Verde Project)
 Series 1985D
  3.75%, 03/13/98                                                      7,550         7,550

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Par        Value
                                                                     -------    ----------
Maricopa County, Arizona Pollution Control Revenue Refunding
 Bonds (Southern California Edison Palo Alto Verde Project)
 Series 1985E
  3.75%, 03/13/98                                                    $12,030    $   12,030
Salt River Project, Arizona Agricultural Improvement Program /
 (Multiple Credit Enhancements LOC)
  3.75%, 03/13/98                                                     15,400        15,400
Salt River Project, Arizona Agricultural Improvement Program /
 (Multiple Credit Enhancements)
  3.80%, 02/25/98                                                     10,000        10,000
                                                                                ----------
                                                                                    89,380
                                                                                ----------
 FLORIDA--0.0%
Orange County, Florida Commercial Paper Notes Series A /
 (Nationsbank N.A. LOC)
  3.65%, 03/11/98                                                      2,750         2,750
                                                                                ----------
 KANSAS--0.2%
Burlington, Kansas Pollution Control Revenue Refunding Bonds
 (Kansas Power & Light Co. Project) Series 1987A /
 (Toronto-Dominion Bank LOC)
  3.75%, 02/12/98                                                      6,100         6,100
Burlington, Kansas Pollution Control Revenue Refunding Bonds
 (Kansas Power & Light Co. Project) Series 1987B / (Deutsche Bank
 LOC)
  3.75%, 02/18/98                                                      2,000         2,000
  3.75%, 03/11/98                                                      1,200         1,200
                                                                                ----------
                                                                                     9,300
                                                                                ----------
 KENTUCKY--0.3%
Trimble County, Kentucky Pollution Control Revenue Bonds
 (Louisville G&E Project) Series 1997A
  3.85%, 02/13/98                                                     15,000        15,000
                                                                                ----------

                                                                       Par        Value
                                                                     -------    ----------
 LOUISIANA--1.5%
Louisiana Adjustable Tender General Obligation Refunding Bonds
 Series 1991A / (Credit Local De France LOC)
  3.75%, 02/12/98                                                    $10,150    $   10,150
  3.70%, 02/18/98                                                     13,950        13,950
Louisiana State Pollution Control Revenue Refunding Bonds (St.
 James Parish/ Texaco Project) Series 1988B
  3.70%, 01/14/98                                                     61,030        61,030
                                                                                ----------
                                                                                    85,130
                                                                                ----------
 MICHIGAN--1.4%
Michigan State Building Authority Commercial Paper Notes Series 1
 / (Canadian Imperial Bank of Commerce LOC)
  3.75%, 03/02/98                                                     80,000        80,000
                                                                                ----------
 MINNESOTA--0.7%
Rochester, Minnesota Health Care Facilities Revenue Bonds (Mayo
 Foundation/Mayo Medical Center) Series 1988E / (Credit Suisse
 SBPA)
  3.75%, 03/11/98                                                      9,100         9,100
Rochester, Minnesota Health Care Facilities Revenue Bonds (Mayo
 Foundation/Mayo Medical Center) Series 1988F / (Credit Suisse
 SBPA)
  3.75%, 02/10/98                                                      1,800         1,800
  3.75%, 03/11/98                                                      6,600         6,600
Rochester, Minnesota Health Care Facilities Revenue Bonds (Mayo
 Foundation/Mayo Medical Center) Series 1992A
  3.75%, 02/18/98                                                      3,500         3,500
  3.75%, 03/11/98                                                      2,000         2,000
Rochester, Minnesota Health Care Facilities Revenue Bonds (Mayo
 Foundation/Mayo Medical Center) Series 1992B
  3.75%, 03/11/98                                                      3,100         3,100

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                       Par        Value
                                                                     -------    ----------
Rochester, Minnesota Health Care Facilities Revenue Bonds (Mayo
 Foundation/Mayo Medical Center) Series 1992C
  3.75%, 02/18/98                                                    $ 8,600    $    8,600
  3.75%, 03/11/98                                                      4,800         4,800
                                                                                ----------
                                                                                    39,500
                                                                                ----------
 NEW YORK--0.2%
New York City, New York Muni Assistance Corp. Tax-Exempt
 Commercial Paper Notes Series 1997K-3 / (Landesbank
 Hessen-Thuringen Girozentrale LOC)
  3.70%, 02/25/98                                                      1,000         1,000
New York State Power Authority Tax-Exempt Commercial Paper Notes
 Series 2 / (Multiple Credit Enhancements)
  3.70%, 02/10/98                                                     10,000        10,000
                                                                                ----------
                                                                                    11,000
                                                                                ----------
 NORTH CAROLINA--1.8%
North Carolina Eastern Municipal Power Agency Power System
 Revenue Bonds / (Multiple Credit Enhancements)
  3.75%, 02/10/98                                                     45,435        45,435
  3.75%, 02/18/98                                                     15,000        15,000
  3.75%, 02/18/98                                                      2,000         2,000
  3.70%, 02/19/98                                                      4,200         4,200
  3.80%, 02/25/98                                                      2,075         2,075
North Carolina Eastern Municipal Power Agency Tax-Exempt
 Commercial Paper Notes / (Canadian Imperial Bank of Commerce
 LOC)
  3.70%, 02/18/98                                                     32,500        32,500
                                                                                ----------
                                                                                   101,210
                                                                                ----------
 TEXAS--1.5%
Lower Colorado River Authority Tax-Exempt Commercial Paper Notes
 Series D / (Morgan Guaranty Trust Co--New York SBPA LOC)
  3.75%, 02/02/98                                                      8,000         8,000
  3.75%, 02/02/98                                                      7,000         7,000
                                                                       Par        Value
                                                                     -------    ----------
Texas Municipal Power Agency / (Multiple Credit Enhancements)
  3.75%, 02/27/98                                                    $27,675    $   27,675
  3.70%, 02/27/98                                                     30,000        30,000
Texas State Tax and Revenue Anticipation Commercial Paper Notes
 Series 1997B
  3.75%, 01/15/98                                                      3,300         3,300
  3.75%, 03/06/98                                                     10,000        10,000
                                                                                ----------
                                                                                    85,975
                                                                                ----------
 WYOMING--0.1%
Lincoln County, Wyoming Pollution Control Revenue Refunding Bonds
 (Pacificorp Project) / (Union Bank of Switzerland LOC)
  3.80%, 02/25/98                                                      3,400         3,400
                                                                                ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $522,645)
                                                                                   522,645
                                                                                ----------
 MANDATORY PUT BONDS--6.9%(b)
 COLORADO--0.1%
Douglas County, Colorado Multi-Family Housing Revenue Bonds
 (Parker Hilltop Apartments Project) Series 1997 / (FGIC Capital
 Markets LOC)
  4.00%, 09/01/98                                                      8,015         8,015
                                                                                ----------
 FLORIDA--0.1%
Orange County, Florida Industrial Development Authority Revenue
 Bonds (General Accident Insurance Co. of America Project)
  3.80%, 06/01/98                                                      3,500         3,500
Pinnellas County, Florida Housing Finance Authority Single Family
 Revenue Bonds (Multi-Residence/ Multi-County Project) Series
 1997B / (Deutsche Bank LOC)
  3.80%, 02/01/98                                                      2,835         2,835
                                                                                ----------
                                                                                     6,335
                                                                                ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
 GEORGIA--0.2%
Fulton County, Georgia Housing Authority Single & Multi-Family
 Housing Revenue Bonds Series 1996B / (GNMA LOC)
  3.85%, 03/01/98                                                      $ 9,000      $    9,005
                                                                                    ----------

 HAWAII--0.1%
Hawaii State Housing Finance & Development Corp. Multi-Family
 Housing Revenue Bonds (Nani Mauna Loa Project) Series 1995A /
 (Citibank LOC)
  4.00%, 01/02/98                                                        3,900           3,900
                                                                                    ----------

 ILLINOIS--0.1%
Illinois Development Financing Authority Revenue Bonds
  3.85%, 03/01/98                                                        6,800           6,800
                                                                                    ----------

 NEW JERSEY--0.1%
New Jersey Economic Development Authority Revenue Bonds (Newark
 Recycling Center Project)
  3.95%, 12/15/98                                                        7,500           7,500
                                                                                    ----------

 NEW MEXICO--0.0%
Sandoval County, New Mexico Multi-Family Housing Revenue Bonds
 (Meadowlank Apartment Project) Series 1997A / (FGIC Capital
 Markets Services LOC)
  3.90%, 08/01/98                                                        1,500           1,500
                                                                                    ----------

 OHIO--0.7%
Ohio Housing Finance Authority Residential Mortgage Revenue Bonds
 Series A-2 / (AIG Matched Funding Corp. LOC)
  3.65%, 03/02/98                                                       40,000          40,000
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 OREGON--0.1%
Oregon State Veteran Affairs General Obligation Bonds
  4.04%, 02/02/98                                                      $ 4,000      $    4,000
                                                                                    ----------

 PENNSYLVANIA--0.1%
Philadelphia Water & Waste Water Revenue Bonds Series 1997B
  3.82%, 08/05/98                                                        4,000           4,000
                                                                                    ----------

 RHODE ISLAND--0.3%
Rhode Island Student Loan Authority Revenue Put Bonds Series
 1996-1 / (National Westminster Bank PLC LOC)
  3.95%, 06/01/98                                                       19,000          19,000
                                                                                    ----------

 TENNESSEE--0.9%
Metropolitan Nashville & Davidson County, Tennessee Industrial
 Development Board Revenue Bonds (General Accident Insurance)
 Series 1986
  3.95%, 05/01/98                                                        5,700           5,700
Tennessee Housing Development Agency Home Ownership Program
 Series 1997-1 (Escrowed to Maturity with Government Securities)
  3.75%, 02/19/98                                                       12,385          12,385
Tennessee Housing Development Agency Home Ownership Program
 Series 1997-2
  3.99%, 06/04/98                                                       28,500          28,501
                                                                                    ----------
                                                                                        46,586
                                                                                    ----------

 TEXAS--2.7%
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1992A / (SLMA LOC)
  3.90%, 09/01/98                                                       32,500          32,500
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1992B / (SLMA LOC)
  4.00%, 07/01/98                                                       14,000          14,000

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1993A / (SLMA LOC)
  4.10%, 05/01/98                                                      $48,150      $   48,150
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1993B / (SLMA LOC)
  4.10%, 05/01/98                                                       40,000          40,000
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1993B-2 / (SLMA LOC)
  4.05%, 06/01/98                                                        6,500           6,500
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1996A / (SLMA LOC)
  3.57%, 03/01/98                                                        7,000           7,000
                                                                                    ----------
                                                                                       148,150
                                                                                    ----------

 VIRGINIA--0.5%
Virginia State Housing Development Authority Commonwealth
 Mortgage Bonds Series B Subseries B
  3.88%, 06/10/98                                                       29,700          29,700
                                                                                    ----------

 WASHINGTON--0.2%
Washington State Housing Finance Commission Alternative Minimum
 Tax Bonds (Single Family Program) Series 1991A-S / (FGIC
 Insurance)
  3.94%, 04/01/98                                                        3,655           3,655
Washington State Housing Finance Committee Variable Rate Single
 Family Program Series 5A-S / (Bayerische Landesbank Girozentrale
 LOC)
  3.90%, 12/15/98                                                        7,800           7,800
                                                                                    ----------
                                                                                        11,455
                                                                                    ----------
                                                                         Par          Value
                                                                       -------      ----------

 WISCONSIN--0.7%
Wisconsin Housing & Economic Development Authority Home Ownership
 Alternative Minimum Tax Home Ownership Revenue Bonds Series
 1996G / (Bayerische Landesbank Girozentrale LOC)
  4.05%, 06/01/98                                                      $41,000      $   41,013
                                                                                    ----------
TOTAL MANDATORY PUT BONDS
 (Cost $386,959)                                                                       386,959
                                                                                    ----------
 TAX AND REVENUE ANTICIPATION
 NOTES--6.1%(B)
 CALIFORNIA--1.8%
Alameda County, California Tax & Revenue Anticipation Notes
  3.90%, 07/22/98                                                       25,000          25,080
California School Cash Reserve Program Authority Pooled Tax &
 Revenue Anticipation Notes / (AMBAC Insurance)
  3.85%, 07/02/98                                                       38,285          38,449
  3.80%, 07/02/98                                                       12,000          12,052
  3.74%, 07/02/98                                                        4,090           4,109
San Bernardino County, California Tax & Revenue Anticipation
 Notes
  3.85%, 06/30/98                                                       20,000          20,062
                                                                                    ----------
                                                                                        99,752
                                                                                    ----------

 DISTRICT OF COLUMBIA--0.5%
District of Columbia Tax and Revenue Anticipation Notes Series B
 / (Multiple Credit Enhancements)
  3.87%, 09/30/98                                                       30,000          30,135
                                                                                    ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
 IOWA--0.8%
Iowa State School Cash Anticipation Program (Iowa Corp. Waste
 Certificates) Series 1997A / (FSA Insurance)
  3.80%, 06/26/98                                                      $37,000      $   37,120
  3.75%, 06/26/98                                                        7,000           7,024
                                                                                    ----------
                                                                                        44,144
                                                                                    ----------

 NEW MEXICO--2.0%
New Mexico State Tax and Revenue Anticipation Notes Series 1997A
  3.84%, 06/30/98                                                      115,000         115,368
                                                                                    ----------

 PUERTO RICO--1.0%
Puerto Rico Commonwealth Tax & Revenue Anticipation Notes Series
 1
  3.75%, 07/30/98                                                       53,355          53,580
                                                                                    ----------
TOTAL TAX AND REVENUE
 ANTICIPATION NOTES
 (Cost $342,979)                                                                       342,979
                                                                                    ----------
 REVENUE BONDS--2.8%(B)
 DELAWARE--0.1%
Delaware Transportation Authority System Revenue Bonds / (AMBAC
 Insurance)
  3.85%, 07/01/98                                                        3,645           3,656
                                                                                    ----------

 FLORIDA--0.0%
Village Center Community Development District Florida
 Recreational Revenue Refunding Bonds Series 1998A / (MBIA
 Insurance)
  3.75%, 11/01/98                                                        1,910           1,914
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 ILLINOIS--0.2%
Illinois Development Finance Authority Revenue Refunding Bonds
 (Environmental WMX, Inc.) / (MBIA Insurance)
  3.85%, 02/01/98                                                      $ 8,500      $    8,505
                                                                                    ----------

 IOWA--0.0%
Iowa Finance Authority Health Care Facilities Revenue Bonds
 (Genesis Medical Center) / (MBIA Insurance)
  3.84%, 07/01/98                                                          375             377
Iowa Finance Authority Health Care Facilities Revenue Refunding
 Bonds (Nebraska Methodist Health System Project) / (MBIA
 Insurance)
  3.90%, 11/01/98                                                          510             512
                                                                                    ----------
                                                                                           889
                                                                                    ----------

 LOUISIANA--0.0%
Baton Rouge, Louisiana Sales and Use Tax Public Improvement
 Revenue Bonds / (FGIC Insurance)
  3.85%, 08/01/98                                                        1,370           1,402
                                                                                    ----------

 MARYLAND--0.1%
Maryland State Community Development Administration Department of
 Housing and Community Development Revenue Bonds
  3.84%, 04/01/98                                                        2,740           2,740
                                                                                    ----------

 MICHIGAN--0.1%
Royal Oak, Michigan Hospital Finance Authority Hospital Revenue
 Bonds (William Beaumont Hospital Project) Series C / (Escrowed
 to Maturity with Government Securities)
  3.82%, 01/01/99                                                        3,000           3,161
  3.82%, 01/01/99                                                        2,500           2,631
                                                                                    ----------
                                                                                         5,792
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 NEBRASKA--0.0%
Nebraska Investment Finance Authority Health Care Facilities
 Revenue Refunding Bonds (Nebraska Methodist Health System
 Project) / (MBIA Insurance)
  3.91%, 11/01/98                                                      $ 1,475      $    1,479
                                                                                    ----------
 NEW HAMPSHIRE--0.0%
New Hampshire Municipal Bond Bank Revenue Bonds Series 1995A /
 (AMBAC Insurance)
  3.80%, 08/15/98                                                        2,500           2,522
                                                                                    ----------
 NEW JERSEY--0.3%
New Jersey Health Care Facilities Financing Authority Refunding
 Revenue Bonds (Atlantic City Medical Center) Series B /
 (Escrowed to Maturity with Government Securities)
  4.01%, 02/01/98                                                       17,325          17,638
New Jersey Transportation Fund Transportation System Revenue
 Bonds Series A / (Escrowed to Maturity with Government
 Securities)
  2.88%, 06/15/98                                                        1,000           1,008
                                                                                    ----------
                                                                                        18,646
                                                                                    ----------

 NEW MEXICO--0.5%
New Mexico State Severance Tax Revenue Bonds Series 1996A
  3.80%, 07/01/98                                                        4,800           4,836
New Mexico State Severance Tax Revenue Refunding Bonds Series
 1997A
  3.90%, 07/01/98                                                       22,178          22,241
                                                                                    ----------
                                                                                        27,077
                                                                                    ----------
                                                                         Par          Value
                                                                       -------      ----------

 NORTH CAROLINA--0.1%
North Carolina Municipal Power Agency #1 Catawba Electric Revenue
 Refunding Bonds / (FGIC Insurance)
  3.85%, 01/01/99                                                      $ 2,885      $    2,920
                                                                                    ----------

 OREGON--0.3%
Oregon State Housing and Community Services Department Mortgage
 Revenue Bonds (Single Family Mortgage Program) Series 1997K
  3.88%, 12/03/98                                                       18,950          18,950
                                                                                    ----------

 PENNSYLVANIA--0.3%
Allegheny County, Pennsylvania Airport Revenue Refunding Bonds
 (Pittsburgh International Airport Project) Series 1997A / (MBIA
 Insurance)
  3.81%, 01/01/99                                                        5,200           5,259
Pennsylvania Housing Financing Authority Single Family Mortgage
 Revenue Bonds Series 49
  4.00%, 10/01/98                                                          300             301
Pennsylvania State Higher Education Facilities Authority Revenue
 Bonds (Allegheny General Hospital Project) Series A
  4.00%, 09/01/98                                                        1,000           1,015
Pennsylvania State Industrial Development Authority Revenue Bonds
 (Economic Development Project) / (AMBAC Insurance)
  3.79%, 07/01/98                                                        1,230           1,234
  3.82%, 01/01/99                                                        3,000           3,063
Pennsylvania Turnpike Revenue Bonds Series O / (FGIC Insurance)
  3.78%, 12/01/98                                                        2,000           2,017
Philadelphia Water & Sewer Refunding Revenue Bonds / (MBIA
 Insurance)
  3.83%, 10/01/98                                                        1,000           1,022

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
Philadelphia, Pennsylvania Airport Revenue Refunding Bonds
 (Philadelphia Airport System Project) Series 1997A / (FGIC
 Insurance)
  3.77%, 06/15/98                                                      $ 4,000      $    4,022
Pittsburgh and Allegheny County, Pennsylvania Revenue Refunding
 Bonds series 1991A / (AMBAC Insurance)
  3.80%, 07/15/98                                                          500             505
                                                                                    ----------
                                                                                        18,438
                                                                                    ----------

 SOUTH CAROLINA--0.1%
Piedmont South Carolina Municipal Power Agency Electric Revenue
 Bonds Series 1985B / (FGIC Insurance)
  3.80%, 01/01/99                                                        2,570           2,620
                                                                                    ----------

 SOUTH DAKOTA--0.3%
South Dakota Housing Development Authority Homeowners Mortgage
 Bonds Series 1997C
  3.85%, 03/26/98                                                        9,180           9,180
South Dakota Housing Development Authority Homeownership Mortgage
 Bonds Series 1997D / (Escrowed to Maturity with Government
 Securities)
  3.85%, 03/26/98                                                        5,815           5,815
                                                                                    ----------
                                                                                        14,995
                                                                                    ----------
 TEXAS--0.0%
Houston Housing Financial Corp. Single Family Mortgage Revenue
 Refunding Bonds Series 1993A / (FSA LOC)
  3.33%, 06/01/98                                                        1,140           1,143
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 VIRGINIA--0.0%
Virginia College Building Authority Educational Facilities
 Revenue Bonds (Equipment Leasing Program) Series 1995
  3.80%, 08/01/98                                                      $ 2,000      $    2,014
                                                                                    ----------

 WASHINGTON--0.5%
Grays Harbor County, Washington Public Utility #001 Electric
 Revenue Refunding Bonds / (AMBAC Insurance)
  3.83%, 01/01/99                                                        1,030           1,037
Washington Public Power Supply System Revenue Refunding Bonds
 (Nuclear Project #2) Series 1997A
  3.90%, 07/01/98                                                       14,005          14,045
Washington Public Power Supply System Revenue Refunding Bonds
 (Nuclear Project #2) Series B
  3.90%, 07/01/98                                                        2,275           2,282
Washington State Public Power Supply System Revenue Refunding
 Bonds (Nuclear Project #2) Series A
  4.00%, 07/01/98                                                        3,000           3,009
                                                                                    ----------
                                                                                        20,373
                                                                                    ----------
TOTAL REVENUE BONDS
 (Cost $156,075)                                                                       156,075
                                                                                    ----------
 BOND ANTICIPATION NOTES--2.3%(b)
 IOWA--0.0%
Coralville, Iowa Bond Anticipation Notes Series 1997D
  4.05%, 05/01/98                                                        1,700           1,702
                                                                                    ----------

 NEW JERSEY--1.7%
Atlantic City, New Jersey Bond Anticipation Notes
  3.89%, 08/27/98                                                       11,350          11,376
Bordentown County, New Jersey Bond Anticipation Notes
  3.75%, 01/15/98                                                        2,645           2,646

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Bridgeton, New Jersey Bond Anticipation Notes
  3.90%, 09/11/98                                                      $ 2,234      $    2,239
Delanco Township, New Jersey Bond Anticipation Notes
  3.90%, 12/09/98                                                          900             901
East Brunswick Township, New Jersey General Obligation Bond
 Anticipation Notes
  3.90%, 04/15/98                                                       13,735          13,753
Fairfield Township, New Jersey Bond Anticipation Notes
  3.65%, 03/24/98                                                        2,700           2,702
Lacey Township, New Jersey Bond Anticipation Notes
  3.80%, 04/30/98                                                          570             571
Monroe Township, New Jersey Middlesex County Bonds Anticipation
 Notes Series 1997-1998
  4.00%, 07/30/98                                                        2,220           2,225
North Bergen Township, New Jersey Board of Education Promissory
 Notes Series 1997-1998
  3.75%, 03/13/98                                                        2,410           2,411
Princeton, New Jersey Borough Bonds Anticipation Notes
  3.75%, 08/07/98                                                        4,082           4,094
Rahway Township, New Jersey Bond Anticipation Notes
  3.80%, 12/23/98                                                        3,195           3,208
Roxbury Township, New Jersey Bond Anticipation Notes Series
 1997-1998
  3.65%, 02/13/98                                                       13,984          13,990
South Orange Village Township, New Jersey Bond Anticipation Notes
  3.83%, 05/01/98                                                        4,892           4,894
Stafford Township, New Jersey Bond Anticipation Notes
  3.80%, 05/15/98                                                        2,100           2,102
Trenton, New Jersey Bond Anticipation Notes
  3.85%, 03/11/98                                                       12,270          12,278
                                                                         Par          Value
                                                                       -------      ----------
Vernon Township, New Jersey School District Bond Anticipation
 Notes
  3.85%, 12/04/98                                                      $ 5,000      $    5,018
Vineland, New Jersey Bonds Anticipation Notes Series 1997-1998
  3.82%, 08/14/98                                                        3,955           3,965
West Deptford Township, New Jersey Bond Anticipation Notes
  3.80%, 06/23/98                                                        2,000           2,002
                                                                                    ----------
                                                                                        90,375
                                                                                    ----------

 OHIO--0.1%
Ottawa Hills, Ohio Local School District Bonds Anticipation Notes
  3.80%, 08/05/98                                                        5,000           5,013
                                                                                    ----------

 WISCONSIN--0.5%
Lake Geneva, Wisconsin Joint School District #01 Bond
 Anticipation Notes
  3.87%, 10/30/98                                                       10,000          10,010
Lake Geneve Genoa City, Wisconsin Unified High School District
 Bond Anticipation Notes
  3.87%, 10/30/98                                                       10,000          10,011
Manitowoc, Wisconsin Public School District Bond Anticipation
 Notes
  3.89%, 10/01/98                                                       10,000          10,008
                                                                                    ----------
                                                                                        30,029
                                                                                    ----------
TOTAL BOND ANTICIPATION NOTES
 (Cost $127,119)                                                                       127,119
                                                                                    ----------
 VARIABLE RATE TENDER OPTION
 BONDS--2.2%(a)(c)
 FLORIDA--0.3%
Florida State General Obligation Tender Option Bond Partnership
 (BTP-247) / (Bankers Trust Tender Option)
  4.28%, 01/09/98                                                        9,885           9,885

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
Florida State General Obligation Tender Option Bond Partnership
 (BTP-248) / (Bankers Trust Tender Option)
  4.25%, 01/09/98                                                      $ 9,300      $    9,300
                                                                                    ----------
                                                                                        19,185
                                                                                    ----------

 HAWAII--0.4%
Hawaii State Housing Finance & Development Corp.Tender Option
 Bond Partnership / (Bank of America LOC)
  4.25%, 01/09/98                                                       24,995          24,995
                                                                                    ----------

 ILLINOIS--0.2%
Chicago, Illinois Metropolitan Water Reclamation District Greater
 Chicago General Obligation Tender Option Bond Partnership (Cook
 County) (BTP-71) / (Automatic Data Processing, Inc. Tender
 Option)
  4.35%, 01/09/98                                                        9,870           9,870
                                                                                    ----------

 MINNESOTA--0.1%
Minnesota State Various Purpose General Obligation Sports Health
 Club Tax Tender Option Bond Partnership (BTP-65) / (Automatic
 Data Processing, Inc. Tender Option & Escrowed to Maturity with
 Government Securities)
  4.10%, 01/09/98                                                        4,455           4,455
                                                                                    ----------

 MISSISSIPPI--0.2%
Mississippi Home Corp. Single Family Variable Rate Certificates
 Series 1997G / (Bank of America LOC)
  4.25%, 01/09/98                                                       12,495          12,495
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 NEW YORK--0.6%
New York City, New York General Obligation Tender Option Bonds
 Partnership (Corestates Merlot Program) Series 1997C /
 (Corestates Bank N.A. & MBIA Insurance)
  4.20%, 01/09/98                                                      $28,825      $   28,825
                                                                                    ----------

 PENNSYLVANIA--0.2%
Philadelphia, Pennsylvania Water and Waste Water Revenue Tender
 Option Partnership Series 1993 (PT-151) / (Capital Guaranty
 Insurance Co. & Bayerische Hypotheken LOC)
  4.25%, 01/09/98                                                        9,670           9,670
Southeast Pennsylvania Transportation Authority Special Revenue
 Tender Option Bond Partnership (PA-314) / (FGIC Insurance &
 Merrill Lynch Capital Services LOC)
  4.25%, 01/09/98                                                        2,700           2,700
                                                                                    ----------
                                                                                        12,370
                                                                                    ----------

 WASHINGTON--0.1%
King County, Washington Unlimited Tax General Obligation Tender
 Option Bond Partnership Series 1993C (BTP-56) / (Automatic Data
 Processing, Inc. Tender Option)
  4.17%, 01/09/98                                                        6,365           6,365
                                                                                    ----------

 WISCONSIN--0.1%
Wisconsin State Public Improvement General Obligation Tender
 Option Bond Partnership (BTP-62) / (Automatic Data Processing,
 Inc. Tender Option & Escrowed to Maturity with Government
 Securities)
  4.09%, 01/09/98                                                        4,500           4,500
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
TOTAL VARIABLE RATE TENDER OPTION BONDS
 (Cost $123,060)                                                                    $  123,060
                                                                                    ----------
 OPTIONAL PUT BONDS--1.8%(B)
 CALIFORNIA--0.2%
California Higher Education Loan Authority Student Loan Revenue
 Bonds Series 1995E-5 / (SLMA LOC)
  3.95%, 06/01/98                                                      $10,000          10,000
                                                                                    ----------
 MISSOURI--0.7%
Missouri State Environmental Improvement & Energy Resources
 Authority Pollution Control Revenue Bonds (Union Electric Co.)
 Series 1985A / (Swiss Bank LOC)
  3.95%, 06/01/98                                                       41,890          41,890
                                                                                    ----------
 NEW HAMPSHIRE--0.1%
New Hampshire Higher Education & Health Facilities Authority
 Revenue Bonds (Dartmouth College) Series 1985A-G
  3.95%, 06/01/98                                                        5,000           5,000
                                                                                    ----------

 TEXAS--0.8%
Grapevine, Texas Industrial Development Corp. Airport Revenue
 Bonds (Singer County Project) / (Bank of Montreal LOC)
  3.90%, 04/01/98                                                       18,975          18,975
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1992B / (SLMA LOC)
  3.95%, 09/01/98                                                        6,000           6,000
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1993B
  3.90%, 02/01/98                                                       11,000          11,000
                                                                         Par          Value
                                                                       -------      ----------
Greater East Texas Higher Education Authority Student Loan
 Revenue Bonds Series 1995B / (SLMA LOC)
  4.00%, 07/01/98                                                      $10,000      $   10,000
                                                                                    ----------
                                                                                        45,975
                                                                                    ----------
TOTAL OPTIONAL PUT BONDS
 (Cost $102,865)                                                                       102,865
                                                                                    ----------
 FIXED RATE TENDER OPTION
 BONDS--1.3%(b)(e)
 CONNECTICUT--0.1%
Connecticut State General Obligation General Purpose Tender
 Option Bond Partnership Series 1991A (BTP-151) / (Bankers Trust
 Tender Option)
  3.70%, 01/14/98                                                        7,365           7,365
                                                                                    ----------

 GEORGIA--0.3%
Georgia State Public Improvement General Obligation Tender Option
 Bond Partnership Series 1993B & 1993C (BTP-135) / (Bankers Trust
 Tender Option)
  3.75%, 01/14/98                                                        3,865           3,865
Georgia State Public Improvement General Obligation Tender Option
 Bond Partnership Series 1993B & 1993C (BTP-140) / (Bankers Trust
 Tender Option)
  3.75%, 01/14/98                                                        4,575           4,575
Georgia State Public Improvement General Obligation Tender Option
 Bond Partnership Series 1994B (BTP-148) / (Bankers Trust Tender
 Option & Escrowed to Maturity with Government Securities)
  3.75%, 01/14/98                                                        7,100           7,100
                                                                                    ----------
                                                                                        15,540
                                                                                    ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
 SOUTH CAROLINA--0.1%
South Carolina State Capital Improvement Revenue Refunding Tender
 Option Bond Partnership Series 1992B (BTP-147) / (Bankers Trust
 Tender Option)
  3.75%, 01/14/98                                                      $ 5,370      $    5,370
                                                                                    ----------
 TEXAS--0.7%
Regents of the University of Texas Permanent University Fund
 Revenue Tender Option Bond Partnership Series 1992A (BTP-143) /
 (Escrowed to Maturity with Government Securities, Permanent
 University Fund Guaranty & Bankers Trust Tender Option)
  3.75%, 01/14/98                                                       10,685          10,685
Texas State Public Finance Authority General Obligation Tender
 Option Bond Partnership Series 1994A (BTP-127) / (Bankers Trust
 Tender Option)
  3.75%, 01/14/98                                                       14,980          14,980
Texas State Public Financing Authority General Obligation Tender
 Option Bond Partnership Series 1993B (BTP-116) / (Bankers Trust
 Tender Option)
  3.75%, 01/14/98                                                       10,170          10,170
                                                                                    ----------
                                                                                        35,835
                                                                                    ----------

 WASHINGTON--0.1%
Washington State Public Power Supply System Nuclear Project #2
 Revenue Refunding Tender Option Bond Partnership Series 1993B
 (BTP-137) / (Bankers Trust Tender Option)
  3.75%, 01/14/98                                                        6,685           6,685
                                                                                    ----------
TOTAL FIXED RATE TENDER OPTION BONDS
 (Cost $70,795)                                                                         70,795
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------
 REVENUE ANTICIPATION NOTES--1.2%(B)
 CALIFORNIA--0.2%
California State Revenue Anticipation Notes Series 1997 - 1998
  3.63%, 06/30/98                                                      $   400      $      402
  3.62%, 06/30/98                                                       10,000          10,040
                                                                                    ----------
                                                                                        10,442
                                                                                    ----------

 MASSACHUSETTS--0.3%
Massachusetts Bay Transit Authority Revenue Anticipation Notes
 Series 1997A
  3.82%, 02/27/98                                                       14,000          14,007
  3.75%, 02/27/98                                                        4,700           4,703
                                                                                    ----------
                                                                                        18,710
                                                                                    ----------

 NEW YORK--0.7%
New York City, New York Revenue Anticipation Notes / (Multiple
 Credit Enhancements)
  3.73%, 06/30/98                                                       19,500          19,571
  3.60%, 06/30/98                                                       20,000          20,083
                                                                                    ----------
                                                                                        39,654
                                                                                    ----------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $68,806)                                                                         68,806
                                                                                    ----------
 TAX ANTICIPATION NOTES--0.8%(B)
 NEW JERSEY--0.4%
Fort Lee, New Jersey Tax Anticipation Notes
  3.90%, 02/02/98                                                        6,500           6,502
Trenton, New Jersey School District Notes
  3.90%, 10/01/98                                                        3,149           3,157
Trenton, New Jersey Tax Anticipation Notes
  3.90%, 10/01/98                                                       15,700          15,739
                                                                                    ----------
                                                                                        25,398
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 NEW YORK--0.4%
Suffolk County, New York Tax Anticipation Notes Series 1998I /
 (Multiple Credit Enhancements)(d)
  3.64%, 08/13/98                                                      $20,000      $   20,074
                                                                                    ----------
TOTAL TAX ANTICIPATION NOTES
 (Cost $45,472)                                                                         45,472
                                                                                    ----------
 GENERAL OBLIGATION BONDS--0.7%(B)
 ARIZONA--0.1%
Maricopa County, Arizona School District 210 General Obligation
 Bonds Series 1995B
  3.85%, 07/01/98                                                        3,500           3,570
                                                                                    ----------
 CONNECTICUT--0.0%
Connecticut State General Obligation Bonds
  3.78%, 12/15/98                                                        1,500           1,517
                                                                                    ----------
 GEORGIA--0.0%
Fulton County, Georgia Revenue Refunding Bonds
  3.83%, 01/01/99                                                        2,160           2,170
                                                                                    ----------

 ILLINOIS--0.1%
Bolingbrook Park District, Illinois General Obligation Bonds /
 (MBIA Insurance)
  3.80%, 01/01/99                                                        1,650           1,653
Chicago Park, Illinois District General Obligation Refunding
 Bonds / (FGIC Insurance)
  3.83%, 01/01/99                                                        2,000           2,032
Chicago. Illinois General Obligation Bonds Series 1995B / (FGIC
 Insurance)
  3.90%, 01/01/98                                                        1,595           1,595
                                                                                    ----------
                                                                                         5,280
                                                                                    ----------
                                                                         Par          Value
                                                                       -------      ----------

 MARYLAND--0.0%
Anne Arundel County, Maryland General Obligation Bonds
  3.55%, 09/01/98                                                      $ 2,110      $    2,123

 MASSACHUSETTS--0.0%
Massachusetts General Obligation Bonds / (FGIC Insurance)
  3.75%, 06/01/98                                                        1,000           1,005
                                                                                    ----------

 NEVADA--0.0%
Clark County, Nevada General Obligation Bonds / (FGIC Insurance)
  3.90%, 06/01/98                                                        2,460           2,481
                                                                                    ----------

 NEW JERSEY--0.1%
Hamilton Township, New Jersey General Obligation Bonds / (MBIA
 Insurance)
  3.75%, 08/01/98                                                        1,500           1,507
                                                                                    ----------
New Jersey General Obligation Bonds
  3.90%, 01/15/99                                                        1,000           1,025
                                                                                    ----------
New Jersey Unlimited General Obligation Bonds
  3.82%, 01/01/99                                                        1,000           1,012
                                                                                    ----------
                                                                                         3,544
                                                                                    ----------

 NEW MEXICO--0.1%
Albuquerque, New Mexico General Obligation Bonds Series 1992B(d)
  3.65%, 07/01/98                                                        4,000           4,020
                                                                                    ----------

 OKLAHOMA--0.0%
Tulsa, Oklahoma General Obligation Refunding Bonds Series 1992B
  3.70%, 12/01/98                                                        2,390           2,434
                                                                                    ----------

 PENNSYLVANIA--0.2%
Allegheny County, Georgia Unlimited General Obligation Bonds
 Series C-43 / (MBIA Insurance)
  3.74%, 09/15/98                                                          600             604

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
Philadelphia, Pennsylvania School District Refunding General
 Obligation Bonds Series 1993A / (MBIA Insurance)
  3.82%, 07/01/98                                                      $ 5,000      $    5,016
                                                                                    ----------
                                                                                         5,620
                                                                                    ----------
 TENNESSEE--0.0%
Shelby County, Tennessee General Obligation Revenue Refunding
 Bonds Series A
  4.00%, 08/01/98                                                          655             660
                                                                                    ----------

 TEXAS--0.1%
Texas State General Obligation Bonds
  3.77%, 10/01/98                                                        3,000           3,092
Travis County, Texas Limited Tax Certificate of Obligation Bonds
  3.63%, 03/01/98                                                        1,300           1,303
                                                                                    ----------
                                                                                         4,395
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 WASHINGTON--0.0%
Thurston County, Washington General Obligation Refunding Bonds /
 (MBIA Insurance)
  3.70%, 08/01/98                                                      $ 2,260      $    2,273
                                                                                    ----------
TOTAL GENERAL OBLIGATION BONDS
 (Cost $41,092)                                                                         41,092
                                                                                    ----------
 CERTIFICATES OF PARTICIPATION--0.0%(b)
 GEORGIA--0.0%
Atlanta, Georgia Certificates of Participation (Atlanta Pretrial
 Detention Center Project) / (MBIA Insurance)
  3.70%, 12/01/98                                                        1,630           1,649
                                                                                    ----------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $1,649)                                                                           1,649
                                                                                    ----------
TOTAL INVESTMENTS--100%
 (Cost $5,618,618)                                                                  $5,618,618
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 VARIABLE RATE OBLIGATIONS--59.4%(a)
ABAG Financing Authority for Non-Profit Organization Certificates
 of Participation (Bentley School) / (Banque Nationale de Paris
 LOC)
  3.85%, 01/07/98                                                      $ 4,000      $    4,000
ABAG Financing Authority for Non-Profit Organization Certificates
 of Participation (Lucile Salter Packard Project) / (AMBAC
 Insurance & Bayerische Landesbank SBPA)
  3.35%, 01/07/98                                                        6,050           6,050
ABAG Financing Authority Variable Rate Multi Family Housing
 Revenue Bonds (Mountain View Apartments) Series 1997A /
 (Comerica Bank LOC)
  4.10%, 01/07/98                                                        1,750           1,750
Alameda County, California Industrial Development Authority
 Industrial Revenue Bonds (Aitchison Family Project) Series 1993A
 / (Wells Fargo Bank LOC)
  3.70%, 01/07/98                                                        2,840           2,840
Alameda County, California Industrial Development Authority
 Industrial Revenue Bonds (Scientific Technology Project) Series
 1994A / (Banque Nationale de Paris LOC)
  3.70%, 01/07/98                                                        3,000           3,000
Alameda-Contra Costa, California School Financial Authority
 Certificates of Participation Capital Improvement Finance
 Project / (Canadian Imperial Bank of Commerce LOC)
  3.90%, 01/07/98                                                          850             850
Anaheim, California Certificates of Participation (Anaheim
 Memorial Hospital Assoc. Project) / (AMBAC Insurance & ABN-Amro
 SPA)
  3.35%, 01/07/98                                                        1,070           1,070
Anaheim, California Certificates of Participation (Police
 Facility Financing Project) / (AMBAC Insurance & Industrial Bank
 of Japan SPA)
  3.35%, 01/07/98                                                          750             750

                                                                         Par          Value
                                                                       -------      ----------
Anaheim, California Housing Authority Multi-Family Housing
 Revenue Bonds (Casa Grande Apartments) Series 1997A / (FNMA LOC)
  4.15%, 01/07/98                                                      $ 3,795      $    3,795
Anaheim, California Housing Authority Multi-Family Housing
 Revenue Bonds (Heritage Village Apartments Project) Series 1992A
 / (Multiple Credit Enhancements)
  3.80%, 01/07/98                                                        3,385           3,385
Anaheim, California Housing Authority Multi-Family Housing
 Revenue Bonds (Port Trinidad Apartments) Series 1997C / (FNMA
 LOC)
  4.15%, 01/07/98                                                        2,140           2,140
Auburn, California Unified School District Certificates of
 Participation
  3.85%, 01/07/98                                                       10,750          10,750
Big Bear Lake, California Industrial Development Revenue
 Certificates of Participation (Southwest Gas Corp. Project)
 Series A / (Union Bank of Switzerland LOC)
  3.40%, 01/07/98                                                       27,800          27,800
California Alternative Energy Source Financing Authority GE
 Capital Corp. Arroyo Series 1993B
  3.40%, 01/07/98                                                        4,860           4,860
California Department of Water Resources / (Corestates Bank N.A.
 LOC)
  4.10%, 06/01/98                                                       21,915          21,915
California Economic Development Financing Authority Industrial
 Development Revenue Bonds (Calco Project) / (Wells Fargo Bank
 LOC)
  4.10%, 01/07/98                                                        1,100           1,100
California Health Facilities Financing Authority Catholic Health
 Care / (Multiple Credit Enhancements)
  3.35%, 01/07/98                                                       20,700          20,700

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
California Health Facilities Financing Authority Revenue Bonds
 (Adventist Health System--Sutter Health) Series 1991A /
 (Toronto-Dominion Bank LOC)
  3.80%, 01/07/98                                                      $ 9,800      $    9,800
California Health Facilities Financing Authority Revenue Bonds
 (Catholic Health Care) Series 1995C / (MBIA Insurance & Rabobank
 Nederland N.V. SPA)
  3.90%, 01/07/98                                                       16,500          16,500
California Health Facilities Financing Authority Revenue Bonds
 (Catholic Health Care) Series 1996B / (MBIA Insurance & Rabobank
 Nederland N.V. SBPA)
  3.90%, 01/07/98                                                       12,500          12,500
California Health Facilities Financing Authority Revenue Bonds
 (Catholic Health Care) Series 1996D / (MBIA Insurance & Rabobank
 Nederland N.V. SBPA LOC)
  3.90%, 01/07/98                                                        2,400           2,400
California Health Facilities Financing Authority Revenue Bonds
 (Catholic Healthcare) Series 1988B / (MBIA Insurance & Morgan
 Guaranty Trust Co.--New York SBPA)
  3.90%, 01/07/98                                                        8,900           8,900
California Health Facilities Financing Authority Revenue Bonds
 (Children's Hospital Project) Series 1991 / (MBIA Insurance &
 Swiss Bank SBPA)
  3.85%, 01/07/98                                                        6,400           6,400
California Health Facilities Financing Authority Revenue Bonds
 (Kaiser Permanente Medical Center) Series 1993A
  3.45%, 01/07/98                                                        8,200           8,200
California Health Facilities Financing Authority Revenue Bonds
 (Kaiser Permanente Medical Center) Series 1993B
  3.45%, 01/07/98                                                        1,600           1,600

                                                                         Par          Value
                                                                       -------      ----------
California Health Facilities Financing Authority Revenue Bonds
 (Scripps Memorial Hospital) Series 1985B / (MBIA Insurance &
 Morgan Guaranty Trust Co.--New York SBPA)
  3.80%, 01/07/98                                                      $15,120      $   15,120
California Health Facilities Financing Authority Revenue Bonds
 (Scripps Memorial Hospital) Series 1991A / (MBIA Insurance &
 Morgan Guaranty Trust Co.--New York SBPA)
  3.80%, 01/07/98                                                       11,180          11,180
California Health Facilities Financing Authority Revenue Bonds
 (St. Francis Hospital) Series 1995E / (MBIA Insurance & Rabobank
 Nederland N.V. SBPA)
  3.90%, 01/07/98                                                        4,800           4,800
California Health Facilities Financing Authority Revenue Bonds
 (St. Francis Hospital) Series 1995F / (MBIA Insurance & Rabobank
 Nederland N.V. SBPA)
  3.90%, 01/07/98                                                       30,000          30,000
California Housing Finance Authority Revenue Bonds (Multi-Family
 Housing III) Series 1997B / (Multiple Credit Enhancements)
  3.65%, 01/07/98                                                       14,600          14,600
California Pollution Control Finance Authority Solid Waste
 Disposal / (Union Bank of California LOC)
  3.50%, 01/07/98                                                        9,520           9,520
California Pollution Control Financing Authority Pollution
 Control Refunding Revenue Bonds (Pacific Gas & Electric Company)
 Series 1996C / (Bank of America LOC)
  4.90%, 01/01/98                                                        6,200           6,200
California Pollution Control Financing Authority Pollution
 Control Revenue Bonds (Shell Oil Corporation) Series 1991A
  4.90%, 01/01/98                                                          100             100

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
California Pollution Control Financing Authority Pollution
 Control Revenue Bonds (Shell Oil Project) Series A
  4.90%, 01/01/98                                                      $   800      $      800
California Pollution Control Financing Authority Resource
 Recovery Revenue Bonds (Arco Project) Series 1994A
  5.00%, 01/01/98                                                        1,900           1,900
California Pollution Control Financing Authority Resource
 Recovery Revenue Bonds (OMS Equity of Stanislaus) / (Swiss Bank
 LOC)
  5.05%, 01/01/98                                                        2,945           2,945
California Pollution Control Financing Authority Resource
 Recovery Revenue Bonds (Sanger Project) Series 1990A / (Credit
 Suisse LOC)
  3.40%, 01/07/98                                                        2,800           2,800
California Pollution Control Financing Authority Revenue Bonds
 (Green Team of San Jose Project) / (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                        5,000           5,000
California Pollution Control Financing Authority Revenue Bonds
 (Pacific Gas & Electric Company, Project) / (Swiss Bank LOC)
  3.45%, 01/07/98                                                      112,100         112,100
California Pollution Control Financing Authority Revenue Bonds
 (Pacific Gas & Electric Company, Project) Series 1996B /
 (Rabobank Nederland N.V. LOC)
  3.55%, 01/07/98                                                      110,500         110,500
California Pollution Control Financing Authority Revenue Bonds
 (Reynolds Metals Co. Project) Series 1985 / (National
 Westminster Bank PLC LOC)
  3.45%, 01/07/98                                                        1,300           1,300
California Pollution Control Financing Authority Revenue Bonds
 (Southdown, Inc. Project) Series B / (Societe Generale LOC)
  3.80%, 01/07/98                                                        3,900           3,900
                                                                         Par          Value
                                                                       -------      ----------
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986A
  4.20%, 01/01/98                                                      $ 1,100      $    1,100
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986B
  3.90%, 01/01/98                                                        1,300           1,300
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986C
  4.20%, 01/01/98                                                        8,400           8,400
California Pollution Control Financing Authority Revenue Bonds
 (Southern California Edison) Series 1986D
  4.20%, 01/01/98                                                        1,400           1,400
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Athens Disposal Co. Project) Series
 1995A / (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                        9,900           9,900
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Burrtec Waste Industries Project) Series
 1995A / (Union Bank LOC)
  3.50%, 01/07/98                                                        3,010           3,010
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Colmac Energy Project) Series 1990A /
 (Swiss Bank LOC)
  3.40%, 01/07/98                                                       12,900          12,900
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Colmac Energy Project) Series 1990B /
 (Swiss Bank LOC)
  3.40%, 01/07/98                                                       17,915          17,915
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Colmac Energy Project) Series 1990C /
 (Swiss Bank LOC)
  3.40%, 01/07/98                                                        2,490           2,490

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Contra Costa Services) Series 1995A /
 (Bank of America LOC)
  3.45%, 01/07/98                                                      $ 4,200      $    4,200
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Edco Disposal Corp. Project) Series
 1996A / (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                        9,900           9,900
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Shell Oil Company Martinez) Series 1996B
 / (Shell Corp. Guaranty)
  3.40%, 01/07/98                                                       42,800          42,800
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Shell Oil Company Project) Series 1994B
  4.90%, 01/01/98                                                        6,000           6,000
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Solag Disposal Project) Series 1997A /
 (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                        4,000           4,000
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Talco Plastics) Series 1997A / (Wells
 Fargo Bank LOC)
  4.00%, 01/07/98                                                        4,300           4,300
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Taormina Industries Project) Series
 1994B / (Sanwa Bank LOC)
  4.00%, 01/07/98                                                       12,000          12,000
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Taormina Industries Project) Series
 1996A / (Sanwa Bank LOC)
  4.00%, 01/07/98                                                        6,850           6,850

                                                                         Par          Value
                                                                       -------      ----------
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Various California Waste Recovery)
 Series 1996A / (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                      $ 1,815      $    1,815
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (West Valley Project) Series 1997A /
 (Union Bank of California LOC)
  3.50%, 01/07/98                                                        9,500           9,500
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Western Waste Industrial) Series 1994A /
 (Union Bank of California LOC)
  4.30%, 01/07/98                                                        6,000           6,000
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds / (Union Bank of California LOC)
  3.50%, 01/07/98                                                        2,150           2,150
California State Economic Development Financial Authority Revenue
 Bonds (Costa Macoroni Project) / (Wells Fargo Bank LOC)
  4.10%, 01/07/98                                                        3,710           3,710
California State Economic Development Financing Authority
 Industrial Development Revenue Bonds (Gaiser Tool Project) /
 (Bank of America LOC)
  3.70%, 01/07/98                                                        3,385           3,385
California State Economic Development Financing Authority
 Industrial Development Revenue Bonds (Serra Microchassis
 Project)
  4.90%, 01/01/98                                                          500             500
California State Economic Development Financing Authority
 Industrial Development Revenue Bonds (Serra Mission Project)
 Series 1997A / (Dresdner Bank AG LOC)
  4.90%, 01/01/98                                                        2,900           2,900

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
California State Economic Development Financing Authority Revenue
 Bonds (Boyd Furniture) / (Chase Manhattan LOC)
  4.00%, 01/07/98                                                      $ 8,000      $    8,000
California State Economic Development Financing Authority Revenue
 Bonds (Bucks Center for Aging Project) / (California State
 Teachers Retirement & Canadian Imperial Bank of Commerce LOC)
  3.35%, 01/07/98                                                       42,500          42,500
California State Economic Development Financing Authority Revenue
 Bonds (Killion Industry's Project) / (Union Bank of California
 LOC)
  4.00%, 01/07/98                                                        6,500           6,500
California Statewide Communities Development Corp. Industrial
 Development Revenue Bonds (Drip in Irrigation Co.) / (Bank of
 America NT & SA LOC)
  3.80%, 01/07/98                                                        3,600           3,600
California Statewide Community Development Assoc. Multi-Family
 Housing Revenue Bonds (Kimberly Woods Project) Series 1995B /
 (FNMA Collateral Agreement)
  3.50%, 01/07/98                                                       11,400          11,400
California Statewide Community Development Authority Apartment
 Development Revenue Bonds Series 1995A-3 / (FNMA Collateral
 Agreement)
  3.45%, 01/07/98                                                       45,460          45,460
California Statewide Community Development Authority Industrial
 Development Revenue Bonds Series 1997B (Biocol Investments LP) /
 (Union Bank LOC)
  4.05%, 01/07/98                                                        1,500           1,500
California Statewide Community Development Authority Multi-Family
 Housing (Plaza Club Apartments) Series 1997A / (Comerica Bank
 LOC)
  3.95%, 01/07/98                                                        8,900           8,900
                                                                         Par          Value
                                                                       -------      ----------
California Statewide Community Development Authority Revenue
 Bonds Certificates of Participation (Kaiser Foundation
 Hospitals)
  3.45%, 01/07/98                                                      $12,200      $   12,200
California Statewide Community Development Authority Revenue
 Refunding Bonds Certificates of Participation (St. Joseph Health
 System)
  3.30%, 01/01/98                                                       18,950          18,950
California Statewide Community Development Authority Series
 1995-A7 / (FNMA Collateral Agreement)
  4.50%, 01/07/98                                                        2,000           2,000
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (13th I Associates Project) / (Union
 Bank LOC)
  4.00%, 01/07/98                                                        5,315           5,315
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Aerostar Properties Project) / (Union
 Bank of California LOC)
  3.85%, 01/07/98                                                        4,645           4,645
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Agricultural Products, Inc. Project)
 / (Union Bank of California LOC)
  4.05%, 01/07/98                                                        1,400           1,400
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Arm Inc. Project) Series 1994A /
 (Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.05%, 01/07/98                                                        1,050           1,050
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Cowden Metal Stamping) / (Union Bank
 of California LOC)
  4.05%, 01/07/98                                                        2,165           2,165

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (D.V. Industries) Series 1994A / (Bank
 of Tokyo-Mitsubishi Ltd. LOC)
  4.05%, 01/07/98                                                      $ 1,315      $    1,315
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Flambeau Airmold Project) / (Norwest
 Bank Minnesota N.A. LOC)
  3.80%, 01/07/98                                                        2,850           2,850
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Industrial Dynamics, Co. Project) /
 (Union Bank of California LOC)
  4.05%, 01/07/98                                                        4,650           4,650
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Pacific Handy Cutter Products
 Project) / (Union Bank of California LOC)
  4.05%, 01/07/98                                                          900             900
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Packaging Innovation Project) Series
 1994A / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.05%, 01/07/98                                                        2,875           2,875
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (The Diamond Foods Project) Series
 1991 / (Union Bank of California LOC)
  4.05%, 01/07/98                                                        1,415           1,415
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds (Z-Nix Co. Inc. Project) / (Union Bank
 of California LOC)
  4.05%, 01/07/98                                                          760             760

                                                                         Par          Value
                                                                       -------      ----------
California Statewide Community Development Corp. Industrial
 Development Revenue Bonds / (California State Teachers
 Retirement System LOC)
  3.80%, 01/07/98                                                      $ 1,000      $    1,000
California Statewide Multi-Family Housing Authority Revenue Bonds
 (Woodsong Apartments) Series 1997B / (FNMA LOC)
  4.15%, 01/07/98                                                        3,427           3,427
California Statewide Multi-Family Housing Authority Variable
 Security (Sunrise of Moraga) Series 1997G / (Heller Financial
 Inc. LOC)
  4.05%, 01/07/98                                                        2,400           2,400
Carlsbad, California Multi-Family Housing Revenue Refunding Bonds
 Certificates of Participation (La Costa Apartment Project)
 Series 1993A / (Bank of America LOC)
  3.90%, 01/07/98                                                       11,720          11,720
Concord, California Multi-Family Housing Mortgage Revenue Bonds
 (Bel Air Apartments Project) Series 1986A / (Bank of America
 LOC)
  3.80%, 01/07/98                                                        3,000           3,000
Concord, California Multi-Family Housing Revenue Bonds (Cal Hill
 Apartments) Series 1989A / (U.S. Bank of Washington LOC)
  3.75%, 01/07/98                                                        2,600           2,600
Contra Costa County, California Multi-Family Housing Mortgage
 Revenue Bonds (El Cerrito Project) Series A / (Bank of America
 LOC)
  3.80%, 01/07/98                                                          980             980
Duarte, California Redevelopment Agency Certificates of
 Participation (Johnson Duarte Partners Project) Series 1984B /
 (Bank of America LOC)
  3.90%, 01/07/98                                                        1,600           1,600

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Duarte, California Redevelopment Agency Certificates of
 Participation (Piken Duarte Partners Project) Series 1984A /
 (Bank of America LOC)
  3.90%, 01/07/98                                                      $ 4,250      $    4,250
Eastern California Municipal Water District Water & Sewer Revenue
 Certificates of Participation Series 1993B / (FGIC Insurance &
 Industrial Bank of Japan SPA)
  3.85%, 01/07/98                                                       15,700          15,700
El Cajon, California Multi-Family Housing Revenue Bonds (Pinewood
 Apartments) / (FHLB LOC)
  4.00%, 01/07/98                                                        1,450           1,450
Encinitas, California Multi-Family Housing Revenue Refunding
 Bonds (Torrey Pines Project) Series A / (Bank of America LOC)
  3.65%, 01/07/98                                                        8,100           8,100
Foothill, California Eastern Transportation Corridor Agency Toll
 Road Revenue Bonds Series 1995B / (Morgan Guaranty Trust
 Co.--New York LOC)
  3.85%, 01/07/98                                                        7,200           7,200
Foothill, California Eastern Transportation Corridor Agency Toll
 Road Revenue Bonds Series 1995C / (Credit Suisse LOC)
  3.35%, 01/07/98                                                        1,500           1,500
Foothill, California Eastern Transportation Corridor Agency Toll
 Road Revenue Bonds Series 1995D / (Industrial Bank of Japan LOC)
  4.15%, 01/07/98                                                       10,000          10,000
Fremont, California Multi-Family Housing Revenue Refunding
 Certificates of Participation (Amber Court Apartments Project)
 Series 1990A / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  3.60%, 01/07/98                                                       10,000          10,000
                                                                         Par          Value
                                                                       -------      ----------
Fresno, California Industrial Development Authority Variable
 Security (Keiser Corporation) / (Comerica Bank LOC)
  4.00%, 01/07/98                                                      $ 2,295      $    2,295
Fresno, California Multi-Family Housing Variable Rate Revenue
 Refunding Bonds (Heron Pointe Apartments) Series 1996A / (First
 Interstate Bank of California LOC)
  3.65%, 01/07/98                                                       10,300          10,300
Glenn, California Industrial Development Authority Revenue Bonds
 (Land O' Lakes Project) / (Sanwa Bank LOC)
  4.60%, 01/07/98                                                        1,900           1,900
Grand Terrace, California Community Redevelopment Agency
 Multi-Family Housing Revenue Bonds (Mount Vernon Villas Project)
 Series 1985A / (Industrial Bank of Japan LOC)
  4.20%, 01/07/98                                                        8,485           8,485
Independence City, California Lease Finance Authority Revenue
 Bonds (Pooled Project) Series 1988 / (National Westminster Bank
 PLC LOC)
  3.40%, 01/07/98                                                          540             540
Indio, California Multi-Family Redevelopment Bonds Refunding
 Housing Mortgages (Carreon Apartments ) Series 1996A / (Redlands
 Bank & FHLB LOC)
  3.90%, 01/07/98                                                        3,950           3,950
Irvine Ranch Water District Capital Improvement Revenue Bonds
 Series 1986 / (Toronto-Dominion Bank LOC)
  5.00%, 01/01/98                                                          200             200
Irvine Ranch Water District Consolidated Revenue Refunding Bonds
 (Districts 102, 103, 105 & 106) / (Commerzbank AG LOC)
  5.00%, 01/01/98                                                          190             190

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
Irvine Ranch, California Public Facilities & Infrastructure
 Authority Lease Revenue Capital Improvement Bonds Series 1987 /
 (National Westminster Bank PLC LOC)
  3.80%, 01/07/98                                                      $ 1,600      $    1,600
Irvine Ranch, California Water District Consolidated District
 Numbers 140, 240, 105, 250 / (Bank of America LOC)
  5.00%, 01/01/98                                                        1,000           1,000
Irvine Ranch, California Water District Consolidated Revenue
 Refunding Bonds Series 1993A / (Bank of America LOC)
  4.85%, 01/01/98                                                          400             400
Irvine Ranch-Orange County, California Water District General
 Obligation Bonds (Districts 105, 140, 240, 250) Series 1985B /
 (Bank of America LOC)
  5.00%, 01/01/98                                                        1,500           1,500
Irvine, California Improvement Bond Act 1915 Revenue Bonds
 (Assessment District) / (Canadian Imperial Bank of Commerce LOC)
  3.55%, 01/07/98                                                        2,000           2,000
Irvine, California Improvement Bonds Act 1915 / (Societe Generale
 LOC)
  5.00%, 01/01/98                                                       14,800          14,800
Kern County, California Certificates of Participation (Kern
 Public Facilities Project) Series 1986C / (Union Bank of
 Switzerland LOC)
  3.35%, 01/07/98                                                       11,200          11,200
Kern County, California Certificates of Participation (Kern
 Public Facilities Project) Series A / (Union Bank of Switzerland
 LOC)
  3.35%, 01/07/98                                                        5,200           5,200
Lancaster, California Redevelopment Agency Multi-Family Revenue
 Bonds (Woodcreek Garden Apartments Project) Series 1985J / (Bank
 of Tokyo-Mitsubishi Ltd. LOC)
  4.05%, 01/07/98                                                        9,800           9,800

                                                                         Par          Value
                                                                       -------      ----------
Livermore, California Certificates of Participation (Reverse
 Osmosis Project / (National Westminster Bank PLC LOC)
  4.00%, 01/01/98                                                      $ 1,900      $    1,900
Livermore, California Multi-Family Housing Revenue Refunding
 Bonds (Arbors Apartment Project) Series 1991A / (Bank of Tokyo-
 Mitsubishi Ltd. LOC)
  4.30%, 01/07/98                                                        9,005           9,005
Livermore, California Multi-Family Housing Revenue Refunding
 Bonds (Diablo Vista Apartments Project) Series 1990A / (Union
 Bank LOC)
  3.80%, 01/07/98                                                        6,950           6,950
Los Angeles County, California Certificates of Participation
 Adjustable Convertible Extendable Securities (Los Angeles County
 Museum of Art Project) Series 1985A / (Bank of America LOC)
  3.50%, 01/07/98                                                        3,300           3,300
Los Angeles County, California Certificates of Participation
 Adjustable Convertible Extendable Securities (Los Angeles County
 Museum of Art Project) Series 1985B / (Bank of America LOC)
  3.50%, 01/07/98                                                        3,500           3,500
Los Angeles County, California Housing Authority Multi-Family
 Housing Revenue Bonds (Sand Canyon Villas Project) Series 1989A
 / (Industrial Bank of Japan LOC)
  4.50%, 01/07/98                                                        5,800           5,800
Los Angeles County, California Metropolitan Transportation
 Authority Proposition C Second Senior Sales Tax Revenue
 Refunding Bonds Series A / (MBIA Insurance & Credit Local De
 France SBPA)
  3.70%, 01/07/98                                                       38,750          38,750

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Los Angeles County, California Multi-Family Housing Revenue Bonds
 (Lucas Studios Project) Series 1991D / (Bank of America LOC)
  4.10%, 01/07/98                                                      $ 3,000      $    3,000
Los Angeles County, California Multi-Family Mortgage Revenue
 Refunding Bonds (Casden Community Complex) Series 1991C / (FHLB
 LOC)
  3.45%, 01/07/98                                                        3,200           3,200
Los Angeles County, California Multi-Family Mortgage Revenue
 Refunding Bonds (Valencia Village Project) Series 1984C /
 (Industrial Bank of Japan LOC)
  4.50%, 01/07/98                                                          900             900
Los Angeles County, California Pension Revenue Refunding Bonds
 Series 1996A / (AMBAC Insurance & Natwest Bank N.A. SBPA)
  3.35%, 01/07/98                                                       34,000          34,000
Los Angeles County, California Pension Revenue Refunding Bonds
 Series 1996C / (Bank of Nova Scotia LOC)
  3.35%, 01/07/98                                                        1,200           1,200
Los Angeles County, California Transportation Commission Sales
 Tax Revenue Refunding Bonds Series 1992A / (FGIC Insurance &
 Bayerische Landesbank SBPA)
  3.35%, 01/07/98                                                       12,100          12,100
Los Angeles, California Community Redevelopment Agency
 Certificates of Participation (Baldwin Hills Public Parking
 Project) Series B / (Wells Fargo Bank LOC)
  3.70%, 01/07/98                                                       27,300          27,300
Los Angeles, California Community Redevelopment Agency
 Certificates of Participation (Broadway Springs Center Project)
 Series 1987 / (Bank of America LOC)
  3.40%, 01/07/98                                                       10,200          10,200
                                                                         Par          Value
                                                                       -------      ----------
Los Angeles, California Community Redevelopment Community Agency
 Housing Revenue Bonds / (Barclays Bank PLC LOC)
  4.00%, 01/07/98                                                      $26,900      $   26,900
Los Angeles, California Department Water and Power Electric Plant
 Revenue Bonds Series 1 / (Multiple Credit Enhancements LOC)
  4.10%, 06/19/98                                                       19,995          19,995
Los Angeles, California Multi-Family Housing Revenue Bonds
 (Beverly Park Apartments) / (Chase Manhattan LOC)
  4.00%, 01/07/98                                                       15,100          15,100
Los Angeles, United School District Variable Rate Certificate of
 Participation (Belmont Learning Complex) Series 1997A /
 (Commerzbank AG LOC)
  3.60%, 01/01/98                                                       22,000          22,000
Madera, California Public Financing Lease Revenue Municipal Golf
 Course Revenue Refinancing Authority / (Union Bank of California
 LOC)
  4.30%, 01/07/98                                                        1,950           1,950
Metropolitan Water District of Southern California Revenue
 Refunding Bonds Series 1996A / (ABN-Amro Bank N.V. SBPA)
  3.85%, 01/07/98                                                        3,100           3,100
Modesto, California High School District & Modesto City School
 District Certificates of Participation (Capital Facilities
 Project) Series 1991 / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  3.50%, 01/07/98                                                        4,775           4,775
Moorpark, California Multi-Family Housing Revenue Refunding Bonds
 (Le Club Apartments Project) Series A / (Citibank LOC)
  3.90%, 01/07/98                                                        6,000           6,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
MSR Public Power Agency Subordinate Lien (San Juan Project)
 Series 1997D / (MBIA Insurance & National Westminster Bank PLC
 LOC)
  3.85%, 01/07/98                                                      $ 1,500      $    1,500
Northern California Power Agency Public Power Refunding Revenue
 Bonds (Geothermal Project 3A) / (AMBAC Insurance & Bank of Nova
 Scotia LOC)
  3.35%, 01/07/98                                                        1,450           1,450
Orange County, California Apartment Development Revenue Bonds
 Series 1985U / (Chase Manhattan LOC)
  3.40%, 01/07/98                                                        9,300           9,300
Orange County, California Apartment Development Revenue Bonds
 Series 1985V / (MetLife Guaranty & Bank of America LOC)
  3.95%, 01/07/98                                                       15,150          15,150
Orange County, California Apartment Development Revenue Refunding
 Bonds (Jess L. Frost Project) Series 1985B / (Wells Fargo Bank
 LOC)
  3.35%, 01/07/98                                                        8,200           8,200
Orange County, California Apartment Development Revenue Refunding
 Bonds (The Lakes Project #185) Series 1991A / (Citibank LOC)
  4.00%, 01/07/98                                                       32,050          32,050
Orange County, California Certificates of Participation (Florence
 Crittenton Services Project) Series 1990 / (Swiss Bank LOC)
  3.45%, 01/07/98                                                        6,500           6,500
Orange County, California Sanitation District Certificates of
 Participation (Districts 1, 2, 3, 6, 7 & 11) Series 1992C /
 (FGIC Insurance & FGIC SPA)
  4.75%, 01/01/98                                                        1,600           1,600

                                                                         Par          Value
                                                                       -------      ----------
Orange County, California Sanitation District Certificates of
 Participation (Sanitation Districts 1, 2, 3, 5, 6, 7 & 11)
 Series 1992 / (AMBAC Insurance & Barclays Bank SBPA)
  3.85%, 01/07/98                                                      $24,970      $   24,970
Orange County, California Water District Improvement Bond Act
 1915 Revenue Bonds (Irvine Coast Assessment District) Number
 88-1 / (Kredietbank, N.V. & Societe Generale LOC)
  4.80%, 01/01/98                                                        5,302           5,302
Panama Buena Vista, California Unified School District
 Certificates of Participation (1994 Capital Improvement
 Financing Project) / (Union Bank of California LOC)
  4.35%, 01/07/98                                                        4,000           4,000
Petaluma, California Community Multi-Family Housing Authority
 (Oakmont at Petaluma) / (U.S. Bank N.A. LOC)
  4.05%, 01/07/98                                                        1,100           1,100
Pleasant Hill, California Multi-Family Housing Revenue Bonds
 (Brookside Apartments Project) / (FNMA LOC)
  3.35%, 01/07/98                                                        5,400           5,400
Redlands, California Certificates of Participation (Water
 Treatment Facilities Project) / (FGIC Insurance & FGIC SPA)
  3.40%, 01/07/98                                                        6,575           6,575
Riverside County, California Certificates of Participation
 (Riverside County Public Facility Project) Series 1985C /
 (Norwest Bank & CommerceBank LOC)
  4.00%, 01/07/98                                                       10,000          10,000
Riverside County, California Community Facilities District #88-4
 (Winchester Ranch) / (Kredietbank, N.V. LOC)
  3.40%, 01/07/98                                                       16,300          16,300

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Riverside County, California Housing Authority Multi-Family
 Housing Revenue Bonds (Briarwood Apartment Project) Series 1985C
 / (FHLB LOC)
  3.35%, 01/07/98                                                      $ 4,500      $    4,500
Riverside County, California Industrial Development Authority
 Revenue Bonds (Calmold Inc Project) / (Union Bank of California
 LOC)
  3.65%, 01/07/98                                                        2,900           2,900
Riverside County, California Industrial Development Revenue Bonds
 (Cryogenic Project) Series 1989B-1 / (Rabobank Nederland N.V.
 LOC)
  3.90%, 01/07/98                                                        4,100           4,100
Riverside County, California Multi-Family Housing Revenue Bonds
 (Ambergate Apartments) Series 1992A / (Union Bank of California
 LOC)
  4.15%, 01/07/98                                                        3,000           3,000
Sacramento County, California Certificates of Participation
 (Administration Center & Court House Project) / (Union Bank of
 Switzerland LOC)
  3.80%, 01/07/98                                                       18,400          18,400
Sacramento County, California Housing Authority Multi-Family
 Housing Revenue Bonds Series 1997A (Chesapeake Commons) / (Bank
 One LOC)
  4.00%, 01/07/98                                                       20,000          20,000
Salinas, California Apartment Development Multi-Family Housing
 Revenue Bonds (Mariner Villa Project) Series 1985B / (Bank of
 America LOC)
  3.65%, 01/07/98                                                        2,725           2,725
San Bernardino County, California Certificates of Participation
 (Glen Helen Blockbuster Pavilion Project) Series 1994C / (Bank
 of Tokyo-Mitsubishi Ltd. LOC)
  4.15%, 01/07/98                                                        6,990           6,990
                                                                         Par          Value
                                                                       -------      ----------
San Bernardino County, California Housing Authority Multi-Family
 Housing (Mountclair Heritage) Series 1993A / (FHLB & California
 Federal Bank LOC)
  4.05%, 01/07/98                                                      $ 4,620      $    4,620
San Bernardino County, California Housing Authority Multi-Family
 Housing (Rialto Heritage) Series 1993A / (FHLB LOC)
  4.05%, 01/01/98                                                        4,330           4,330
San Bernardino County, California Multi-Family Housing Revenue
 Bonds (Western Properties Project IV) Series 1985 / (Bank of
 America LOC)
  3.65%, 01/07/98                                                        4,100           4,100
San Diego, California Housing Authority Multi-Family Housing
 Revenue Bonds (La Cima) Series 1985K / (Citibank LOC)
  3.90%, 01/07/98                                                        4,005           4,005
San Francisco, California City & County Housing Authority Multi-
 Family Housing Revenue Bonds (737 Post Project) Series 1985D /
 (Banque Nationale de Paris LOC)
  3.65%, 01/07/98                                                       16,800          16,800
San Francisco, California City & County Redevelopment Agency
 Multi-Family Housing Revenue Bonds (Fillmore Center Project)
 Series A-1 / (Citibank LOC)
  3.35%, 01/07/98                                                       26,500          26,500
San Francisco, California City & County Redevelopment Agency
 Multi-Family Housing Revenue Bonds (Fillmore Center Project)
 Series A-2 / (Citibank LOC)
  3.40%, 01/07/98                                                        3,750           3,750
San Francisco, California City & County Redevelopment Agency
 Multi-Family Housing Revenue Bonds (Rincon Center Apartments)
 Series 1985B / (Citibank LOC)
  3.35%, 01/07/98                                                        8,805           8,805

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
San Jose, California Multi-Family Housing Revenue Authority
 (Almeden Lake Apartments) Series 1997A / (Bank of America LOC)
  3.60%, 01/07/98                                                      $ 6,500      $    6,500
San Jose, California Multi-Family Housing Revenue Bonds (Sienna
 At Renaissance) Series 1996A / (Bank One Arizona LOC)
  3.60%, 01/07/98                                                       10,500          10,500
San Jose, California Redevelopment Agency Merged Area
 Redevelopment Project Revenue Bonds / (Morgan Guaranty Trust
 Co.--New York LOC)
  3.40%, 01/07/98                                                        5,000           5,000
San Jose, California Redevelopment Agency Merged Area
 Redevelopment Project Series 96A / (Morgan Guaranty Trust
 Co.--New York LOC)
  3.50%, 01/07/98                                                       10,600          10,600
San Lorenzo, California Unified School District Certificates of
 Participation (Capital Improvement Financing Project) / (Banque
 Nationale de Paris LOC)
  4.15%, 01/07/98                                                       17,000          17,000
Santa Ana, California Unified School District Certificates of
 Participation (Land Acquisition Project) / (Banque Nationale
 Paris LOC)
  3.35%, 01/07/98                                                        4,400           4,400
Santa Clara County, California Hospital Facility Authority
 Revenue Bonds (El Camino Hospital District-Valley Medical Center
 Project) Series 1985B / (National Westminster Bank PLC LOC)
  3.50%, 01/07/98                                                        7,800           7,800
Santa Clara County, California Multi-Family Housing Refunding
 Revenue Bonds (Brairwood Apartments) Series 1996B / (FNMA LOC)
  3.95%, 01/07/98                                                        7,800           7,800

                                                                         Par          Value
                                                                       -------      ----------
Santa Clara County, California Multi-Family Housing Revenue Bonds
 (Grove Garden Apartments) Series 1997A / (FNMA LOC)
  3.95%, 01/07/98                                                      $14,000      $   14,000
Santa Clara, California Electric Revenue Bonds Series 1985A /
 (National Westminster Bank PLC LOC)
  3.40%, 01/07/98                                                       12,300          12,300
Santa Clara, California Electric Revenue Bonds Series 1985B /
 (National Westminster Bank PLC LOC)
  3.40%, 01/07/98                                                       11,200          11,200
Santa Clara, California Electric Revenue Bonds Series 1985C /
 (National Westminster Bank PLC LOC)
  3.40%, 01/07/98                                                        8,100           8,100
Santa Cruz County, California Housing Authority Multi-Family
 Housing Revenue Bonds (Paloma Del Mar Apartments Project) Series
 1992A / (Bank of Tokyo-Mitsubishi Ltd. LOC)
  4.05%, 01/07/98                                                        7,700           7,700
Santa Fe Springs, California Industrial Development Authority
 Revenue Bonds / (Wells Fargo Bank LOC)
  3.85%, 01/30/98                                                        4,000           4,000
Santa Rosa, California Multi-Family Housing Revenue Bonds (Quail
 Run Apartments) Series 1997A / (U.S. Bank of Washington LOC)
  4.05%, 01/07/98                                                        3,000           3,000
South San Francisco, California Multi-Family Revenue Bonds
 (Magnolia Plaza Apartments Project) Series A / (Wells Fargo Bank
 LOC)
  3.40%, 01/07/98                                                        4,500           4,500

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
Southern California Public Power Authority Refunding Revenue
 Bonds (Palos Verdes Project) Series 1996B / (AMBAC Insurance &
 Morgan Guaranty Trust Co.--New York LOC)
  3.35%, 01/07/98                                                      $ 1,800      $    1,800
Southern California Public Power Authority Refunding Revenue
 Bonds Series C / (AMBAC Insurance & Morgan Guaranty LOC)
  3.35%, 01/07/98                                                        1,050           1,050
Southern California Public Power Authority Revenue Bonds
 (Southern Transmission Project) Series 1991 / (AMBAC Insurance &
 Swiss Bank LOC)
  3.35%, 01/07/98                                                       13,900          13,900
Southern California Public Power Authority Revenue Refunding
 Bonds (Southdown Transmission Project) Series 1996B / (FSA
 Insurance & Morgan Guaranty Trust Co.--New York SPA)
  3.35%, 01/07/98                                                       37,500          37,500
Turlock, California Irrigation District Certificates of
 Participation (Transmission Project, Municipal Utilities--Water
 & Sewer) Series 1996A / (Societe Generale LOC)
  3.50%, 01/07/98                                                        2,200           2,200
Union City, California Multi-Family Housing Revenue Bonds
 (Greenhaven Apartments) Series 1997A / (FNMA LOC)
  3.95%, 01/07/98                                                       10,975          10,975
Victor Valley, California Community College District Certificates
 of Participation / (Multiple Credit Enhancements)
  4.00%, 01/07/98                                                       42,450          42,450
West Sacramento California Special Tax Revenue Bonds / (Wells
 Fargo Bank LOC)
  4.00%, 01/07/98                                                        3,500           3,500
                                                                         Par          Value
                                                                       -------      ----------
West Sacramento, California Special Class Tax Community
 Facilities District #6 / (Union Bank of California LOC)
  3.95%, 01/07/98                                                      $ 4,250      $    4,250
Westminster, California Redevelopment Agency Tax Allocation
 Community Redevelopment Project / (AMBAC Insurance & ABN-Amro
 SPA)
  3.85%, 01/07/98                                                        7,250           7,250
                                                                                    ----------
TOTAL VARIABLE RATE
 OBLIGATIONS (Cost $1,850,004)                                                       1,850,004
                                                                                    ----------
 TAX-EXEMPT COMMERCIAL PAPER--20.4%(b)
Anaheim, California Tax-Exempt Commercial Paper / (Multiple
 Credit Enhancements)
  3.60%, 01/14/98                                                        9,950           9,950
California Pollution Control Financing Authority Pollution
 Control Revenue Bonds (California Edition) Series 1996D / (Union
 Bank of Switzerland LOC)
  3.65%, 02/25/98                                                       17,000          17,000
California Pollution Control Financing Authority Pollution
 Control Revenue Bonds (Southern California Edison) Series 1985A
  3.55%, 02/05/98                                                       12,000          12,000
  3.55%, 02/17/98                                                        6,500           6,500
  3.55%, 03/11/98                                                        4,900           4,900
California Pollution Control Financing Authority Pollution
 Control Revenue Bonds (Southern California Edison) Series 1985B
  3.55%, 02/17/98                                                        2,200           2,200
  3.55%, 03/11/98                                                        2,100           2,100
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Calsan Inc. Project) Series 1996A /
 (Wells Fargo Bank LOC)
  3.50%, 01/07/98                                                       12,000          12,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
California Pollution Control Financing Authority Solid Waste
 Disposal Revenue Bonds (Thermal Energy Development) Series 1988A
 / (National Westminster Bank PLC LOC)
  3.70%, 02/10/98                                                      $24,700      $   24,700
East Bay Municipal Utility District Tax-Exempt Commercial Paper /
 (Westdeutsche Landesbank LOC)
  3.80%, 01/16/98                                                        2,000           2,000
  3.65%, 02/09/98                                                       10,000          10,000
  3.60%, 02/09/98                                                          500             500
  3.75%, 02/18/98                                                        3,500           3,500
  3.60%, 02/18/98                                                       30,850          30,850
  3.65%, 03/06/98                                                       16,700          16,700
Long Beach, California Harbor Tax-Exempt Commercial Paper /
 (Multiple Credit Enhancements LOC)
  3.70%, 02/15/98                                                       32,100          32,100
  3.65%, 03/11/98                                                        4,500           4,500
Los Angeles County Capital Asset Leasing Corp Lease Revenue Tax-
 Exempt Commercial Paper / (Multiple Credit Enhancements)
  3.70%, 02/10/98                                                       15,000          15,000
Los Angeles, California Wastewater System Commercial Paper
 Revenue Notes / (Morgan Guaranty Trust Co.--New York SBPA LOC)
  3.75%, 02/12/98                                                       34,500          34,500
Metropolitan Water District of Southern California Tax-Exempt
 Commercial Paper Program
  3.60%, 02/25/98                                                       10,000          10,000
Orange County, California Local Transportation Authority Sales
 Tax Revenue Commercial Paper Notes / (Union Bank of Switzerland
 LOC)
  3.65%, 03/05/98                                                       51,000          51,000
Riverside County, California Public Financing Authority Revenue
 Bonds / (Westdeutsche Landesbank LOC)
  3.55%, 02/17/98                                                       28,537          28,537

                                                                         Par          Value
                                                                       -------      ----------
San Diego Company Teeter Obligation Tax-Exempt Commercial Paper
 Notes Series B / (Industrial Bank of Japan LOC)
  4.70%, 01/05/98                                                      $28,450      $   28,450
San Diego County Teeter Obligation Tax-Exempt Commercial Paper
 Series B / (Industrial Bank of Japan LOC)
  3.75%, 01/14/98                                                       24,813          24,813
San Joaquin County Transportation Authority Revenue Bonds /
 (Westdeutsche Landesbank LOC)
  3.65%, 01/15/98                                                        3,000           3,000
State of California Commercial Paper / (Multiple Credit
 Enhancement)
  3.60%, 02/25/98                                                       13,000          13,000
State of California Commercial Paper / (Multiple Credit
 Enhancements)
  3.55%, 02/11/98                                                       10,000          10,000
  3.50%, 02/19/98                                                       15,475          15,475
  3.65%, 03/05/98                                                       18,800          18,800
  3.70%, 03/09/98                                                       18,500          18,500
State of California General Obligation Tax-Exempt Commercial
 Paper Notes / (Multiple Credit Enhancements)
  3.50%, 02/10/98                                                       60,000          60,000
  3.65%, 03/09/98                                                       10,900          10,900
University of California Board of Regents Tax-Exempt Commercial
 Paper Notes / (Multiple Credit Enhancements)
  3.50%, 02/09/98                                                       19,000          19,000
  3.55%, 02/11/98                                                       27,000          27,000
  3.55%, 02/19/98                                                       35,555          35,555
University of California Board of Regents Tax-Exempt Commercial
 Paper Notes Series 1996A / (Multiple Credit Enhancements)
  3.55%, 02/11/98                                                       20,000          20,000
                                                                                    ----------
TOTAL TAX-EXEMPT
 COMMERCIAL PAPER
 (Cost $635,030)                                                                       635,030
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 TAX AND REVENUE ANTICIPATION
 NOTES--12.9%(b)
Acalanes, California Unified High School District Tax & Revenue
 Anticipation Notes
  3.79%, 06/30/98                                                      $ 6,000      $    6,020
Alameda County, California Tax & Revenue Anticipation Notes
  3.90%, 07/22/98                                                       25,000          25,080
California School Cash Reserve Program Authority Pooled Tax &
 Revenue Anticipation Notes / (AMBAC Insurance)
  3.85%, 07/02/98                                                       50,000          50,216
  3.81%, 07/02/98                                                       20,000          20,086
  3.76%, 07/02/98                                                        8,100           8,136
California Statewide Community Development Authority Tax &
 Revenue Anticipation Notes Series A / (FSA Insurance)
  3.80%, 06/30/98                                                      102,000         102,339
Contra Costa County, California Tax & Revenue Anticipation Notes
 Series A
  3.77%, 07/01/98                                                        2,425           2,433
Desert Sands, California Unified School District Tax & Revenue
 Anticipation Notes
  3.80%, 07/07/98                                                        9,200           9,202
Hunting Beach, California Tax & Revenue Anticipation Notes
  3.83%, 09/30/98                                                       18,325          18,413
Los Angeles City, California Tax & Revenue Anticipation Notes
 Series 1997--1998
  3.89%, 06/30/98                                                       15,000          15,043
Orange County, California Fire Authority Tax & Revenue
 Anticipation Notes Series 1997-- 1998
  3.90%, 09/17/98                                                        4,500           4,511
Pleasanton, California Unified School District Tax & Revenue
 Anticipation Notes
  3.79%, 06/30/98                                                        5,300           5,318
                                                                         Par          Value
                                                                       -------      ----------
Puerto Rico Commonwealth Tax & Revenue Anticipation Notes Series
 1
  3.75%, 07/30/98                                                      $35,000      $   35,148
Sacramento County California Tax & Revenue Anticipation Notes
 Series 1997--1998
  3.84%, 09/30/98                                                        2,500           2,512
San Bernardino County, California Tax & Revenue Anticipation
 Notes
  3.85%, 06/30/98                                                       50,000          50,154
  3.77%, 06/30/98                                                        7,000           7,023
San Diego County, California Tax & Revenue Anticipation Notes
 Series 1997--1998 (Multiple Credit Enhancements)
  3.76%, 09/30/98                                                        3,000           3,016
San Francisco, California Unified School District Tax and Revenue
 Anticipation Notes
  3.87%, 10/30/98                                                        2,000           2,010
Sunnyvale, California Tax & Revenue Anticipation Notes
  3.80%, 06/30/98                                                        5,000           5,017
Sutter County, California Office of Education Tax & Revenue
 Anticipation Notes
  3.83%, 10/29/98                                                        7,120           7,158
Ventura County, California Tax & Revenue Anticipation Notes
  3.85%, 06/30/98                                                       12,000          12,023
West Contra Costa County, California Unified School District Tax
 & Revenue Anticipation Notes
  3.85%, 06/30/98                                                       10,000          10,019
                                                                                    ----------
TOTAL TAX AND REVENUE
 ANTICIPATION NOTES
 (Cost $400,877)                                                                       400,877
                                                                                    ----------
 REVENUE ANTICIPATION NOTES--2.6%(b)
California State Revenue Anticipation Notes Series 1997-1998
  3.83%, 06/30/98                                                       50,000          50,160
  3.70%, 06/30/98                                                        1,000           1,004
  3.61%, 06/30/98                                                       30,000          30,122
                                                                                    ----------
TOTAL REVENUE
 ANTICIPATION NOTES
 (Cost $81,286)                                                                         81,286
                                                                                    ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
 GENERAL OBLIGATION BONDS--1.6%(b)
California State General Obligation Bonds Series 1996
  3.92%, 06/01/98                                                      $13,430      $   13,704
California State General Obligation Bonds Series 97
  3.76%, 10/01/98                                                       36,570          36,766
                                                                                    ----------
TOTAL GENERAL OBLIGATION
 BONDS (Cost $50,470)                                                                   50,470
                                                                                    ----------
 REVENUE BONDS--1.3%(b)
Metropolitan Water District of Southern California Revenue Bonds
 Series 1997A
  3.78%, 07/01/98                                                        7,440           7,448
Modesto California Irrigation District Series A / (MBIA
 Insurance)
  3.58%, 10/01/98                                                        4,305           4,320
Norco Real Estate Development Authority / (Escrowed in U.S.
 Treasuries)
  3.88%, 03/01/98                                                        5,175           5,312
  3.76%, 03/01/98                                                        5,870           6,027
Orange County, California Apartment Revenue Bonds / (MBIA
 Insurance)
  3.88%, 07/01/98                                                        1,500           1,508
Orange County, California Transportation Authority Sales Tax
 Revenue Bonds
  3.70%, 02/15/98                                                        1,105           1,107
Puerto Rico Commonwealth Aqueduct & Sewer / (Escrowed in U.S.
 Treasuries)
  3.75%, 07/01/98                                                       10,150          10,553
Sacramento, California Municipal Utilities District Electric
 Revenue Bonds Series V / (Escrowed to Maturity with Government
 Securities)
  3.80%, 08/15/98                                                        2,000           2,044
Sacramento, California Municipal Utility District Electric
 Revenue Bonds Series 1988V / (Escrowed Inc. U.S. Treasuries)
  3.75%, 08/15/98                                                        2,000           2,089

                                                                         Par          Value
                                                                       -------      ----------
Santa Rosa, California Waste Water Project A / (FGIC Insurance)
  3.54%, 09/01/98                                                      $ 1,065      $    1,066
                                                                                    ----------
TOTAL REVENUE BONDS
 (Cost $41,474)                                                                         41,474
                                                                                    ----------

 FIXED RATE TENDER OPTION
 BONDS--1.2%(b)(e)
California State Department of Water Resources Revenue Bonds
 (Central Valley Project) Series J3 Tender Option Bond
 Partnership (BTP-141) / (Bankers Trust Tender Option)
  3.70%, 01/14/98                                                        5,155           5,155
Los Angeles County, California Transportation Commission Sales
 Tax Revenue Bonds Tender Option Bond Partnership (BTP-146) /
 (Bankers Trust Tender Option & Escrowed to Maturity with
 Government Securities)
  3.70%, 01/14/98                                                       23,078          23,078
Metropolitan Water District of Southern California General
 Obligation Revenue Refunding Bonds Series 1993A-1 & 1993A-2
 Tender Option Bond Partnership (BTP-115) / (Bankers Trust Tender
 Option)
  3.70%, 01/14/98                                                       10,145          10,145
                                                                                    ----------
TOTAL FIXED RATE TENDER
 OPTION BONDS (Cost $38,378)                                                            38,378
                                                                                    ----------
 MANDATORY PUT BONDS--0.3%(b)
California Health Facilities Financing Authority Single Family
 Mortgage Revenue Bonds / (Morgan Guaranty Trust Co.--New York
 LOC)
  3.70%, 04/01/98                                                        8,610           8,610
                                                                                    ----------
TOTAL MANDATORY PUT BONDS (Cost $8,610)
                                                                                         8,610
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 VARIABLE RATE TENDER OPTION
 BONDS--0.3%(a)(c)
Los Angeles, California Department of Water & Power Electric
 Plant Revenue Refunding Bonds Series 1994 Tender Option Bond
 Partnership (BTP-68) / (Automatic Data Processing, Inc. Tender
 Option)
  4.30%, 01/07/98                                                      $ 5,195      $    5,195
Metropolitan Water District of Southern California Revenue Bonds
 Tender Option Bond Partnership (JPM-32B) / (Morgan Guaranty
 Trust Tender Option)
  4.05%, 01/07/98                                                        3,000           3,000
                                                                                    ----------
TOTAL VARIABLE RATE TENDER
 OPTION BONDS (Cost $8,195)                                                              8,195
                                                                                    ----------
TOTAL INVESTMENTS--100%
 (Cost $3,114,324)                                                                  $3,114,324
                                                                                    ----------
                                                                                    ----------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 VARIABLE RATE OBLIGATIONS--56.6%(a)
Albany, New York Industrial Development Agency Adjustable Rate
 Revenue Bonds (Newkirk Products, Inc.) Series 1995A / (Fleet
 Bank of New York LOC)
  4.25%, 01/07/98                                                      $ 1,000      $    1,000
Babylon, New York Industrial Development Authority Revenue Bonds
 (General Microwave) / (National Westminster Bank PLC LOC)
  3.60%, 01/07/98                                                        1,100           1,100
Cortland County, New York Industrial Development Agency Revenue
 Bonds (General Signal Corp. Project) Series 1983 / (Wachovia
 Bank LOC)
  4.00%, 01/07/98                                                        1,750           1,750
Erie County, New York Water Authority Water Revenue Bonds Series
 1993B / (National Australia Bank LOC)
  3.55%, 01/07/98                                                        3,500           3,500
Franklin County, New York Industrial Development Agency Revenue
 Bonds (Kes Chateaugay LP Project) Series A / (Bank of
 Tokyo-Mitsubishi Ltd. LOC)
  4.25%, 01/07/98                                                       14,300          14,300
Monroe County, New York Industrial Development Agency Revenue
 Bonds (ENBI Corp. Lease Rent Project) Series 1988 / (ABN-Amro
 Bank N.V. LOC)
  3.55%, 01/07/98                                                        2,000           2,000
New York City Housing Development Corp Series A-2 / (Bayerische
 Hypotheken Und Wechsel Bank LOC)
  4.10%, 01/01/98                                                       14,000          14,000
New York City Industrial Development Authority Revenue Bonds
 (Allway Tools Incorporated Project) / (Citibank LOC)
  4.15%, 01/07/98                                                        1,970           1,970

                                                                         Par          Value
                                                                       -------      ----------
New York City, New York Cultural Trust Resource Revenue
 Adjustable Bonds (Solomon R. Guggenheim Project) Series 1990B /
 (Swiss Bank LOC)
  4.75%, 01/07/98                                                      $   500      $      500
New York City, New York General Obligation Bonds Series 1993A9 /
 (Morgan Guaranty Trust Co.--New York LOC)
  3.70%, 01/01/98                                                        1,000           1,000
New York City, New York General Obligation Bonds Series 1994B
 Subseries B2 / (Bank Austria Aktiengesellschaft SBPA & MBIA
 Insurance)
  5.10%, 01/01/98                                                          600             600
New York City, New York General Obligation Bonds Series 1995B
 Subseries B-10 / (Union Bank of Switzerland LOC)
  3.50%, 01/07/98                                                        4,600           4,600
New York City, New York General Obligation Bonds Series 1995B
 Subseries B-8 / (Bayerische Landesbank Girozentrale LOC)
  3.50%, 01/07/98                                                        7,400           7,400
New York City, New York Health & Hospital Corp. Health System
 Revenue Bonds Series 1997A / (Morgan Guaranty Trust Co--New York
 LOC)
  3.50%, 01/01/98                                                        2,000           2,000
New York City, New York Health & Hospital Corp. Health System
 Revenue Bonds Series 1997C / (Toronto-Dominion Bank LOC)
  3.55%, 01/07/98                                                        6,000           6,000
New York City, New York Housing Development Corp. Multi-Family
 Housing Mortgage Revenue Bonds (Columbus Gardens Project) Series
 1993A / (Citibank LOC)
  4.05%, 01/07/98                                                        3,165           3,165

--------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
New York City, New York Housing Development Corp. Multi-Family
 Housing Mortgage Revenue Bonds (Parkgate Tower Project) /
 (Citibank LOC)
  3.60%, 01/07/98                                                      $17,470      $   17,470
New York City, New York Industrial Development Agency Floating
 Rate Revenue Bonds (White Plains Auto) / (Societe Generale LOC)
  3.65%, 01/07/98                                                          200             200
New York City, New York Industrial Development Agency Revenue
 Bonds (Brooklyn Navy Yard Co.) Series 1995A / (Bank of America
 LOC)
  4.25%, 01/07/98                                                       14,600          14,600
New York City, New York Industrial Development Agency Revenue
 Bonds (Brooklyn Navy Yard Co.) Series 1995B / (Bank of America
 LOC)
  4.35%, 01/07/98                                                        7,300           7,300
New York City, New York Industrial Development Authority Special
 Facility Revenue Bonds (Korean Airlines Co. Project) Series
 1997A / (Bankers Trust LOC)
  3.60%, 01/07/98                                                       20,900          20,900
New York City, New York Multi-Family Rental Housing Revenue Bonds
 (Tribeca Tower Project) Series 1997A / (FNMA LOC)
  3.55%, 12/31/97                                                        9,000           9,000
New York City, New York Municipal Water Finance Authority Water &
 Sewer System Revenue Bonds Series 1992C / (FGIC Insurance & FGIC
 SPA)
  5.10%, 01/01/98                                                          680             680
New York City, New York Municipal Water Finance Authority Water &
 Sewer System Revenue Bonds Series 1994C / (FGIC Insurance & FGIC
 SBPA)
  5.10%, 01/02/98                                                          900             900
                                                                         Par          Value
                                                                       -------      ----------
New York City, New York Municipal Water Finance Authority Water &
 Sewer System Revenue Bonds Series 1995A / (FGIC Insurance)
  4.15%, 01/01/98                                                      $ 1,000      $    1,000
New York State Dormatory Authority Revenue Bonds (New York
 Foundling Charitable) / (Allied Irish Bank PLC LOC)
  3.60%, 01/07/98                                                        1,000           1,000
New York State Dormitory Authority Revenue Bonds (Masonic Hall
 Asylum) / (AMBAC Insurance & Credit Local de France SBPA)
  3.55%, 01/07/98                                                        3,600           3,600
New York State Dormitory Authority Revenue Bonds (New York Public
 Library) Series 1992B / (Canadian Imperial Bank of Commerce LOC)
  3.50%, 01/07/98                                                        1,500           1,500
New York State Energy Research & Development Authority Electric
 Facilities Adjustable Rate Revenue Bonds (Long Island Lighting
 Co. Project) Series 1993A / (Toronto-Dominion Bank LOC)
  3.85%, 01/07/98                                                        3,000           3,000
New York State Energy Research & Development Authority Electric
 Facilities Adjustable Rate Revenue Bonds (Long Island Lighting
 Co. Project) Series 1993B / (Toronto-Dominion Bank LOC)
  3.85%, 01/07/98                                                        6,000           6,000
New York State Energy Research & Development Authority Electric
 Facilities Adjustable Rate Revenue Bonds (Long Island Lighting
 Co. Project) Series 1994A / (Union Bank of Switzerland LOC)
  3.80%, 01/07/98                                                        5,000           5,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
New York State Energy Research & Development Authority Pollution
 Control Revenue Bonds (Central Hudson Gas & Electric Corp.
 Project) Series 1985A / (Morgan Guaranty Trust Co.--New York
 LOC)
  4.00%, 01/07/98                                                      $10,000      $   10,000
New York State Energy Research & Development Authority Pollution
 Control Revenue Refunding Bonds (New York Electric & Gas) /
 (Union Bank of Switzerland LOC)
  5.00%, 01/01/98                                                          800             800
New York State Energy Research & Development Authority Pollution
 Control Revenue Refunding Bonds (Niagara Mohawk Power) Series
 1985A / (Toronto-Dominion Bank LOC)
  4.50%, 01/01/98                                                        1,700           1,700
New York State Energy Research & Development Authority Pollution
 Control Revenue Refunding Bonds (Orange & Rockland Utilities,
 Inc. Project) Series 1994A / (FGIC Insurance & Societe Generale
 SBPA)
  3.55%, 01/07/98                                                       11,300          11,300
New York State Energy Research and Development Authority
 Pollution Control Revenue Bonds (Rochester Gas and Electric
 Corp.) / (MBIA Insurance)
  3.55%, 12/31/97                                                        1,800           1,800
New York State Environmental Facility Corp. Adjustable Rate
 Tender Resource Recovery Revenue Bonds (OFS Equity of Huntington
 Inc. Project) / (Union Bank of Switzerland LOC)
  5.20%, 01/07/98                                                        1,500           1,500

                                                                         Par          Value
                                                                       -------      ----------
New York State Housing Finance Agency Multi-Family Housing
 Revenue Bonds (Tribeca Park Housing Project) Series 1997A /
 (Bayerische Hypotheken Und Wechsel Bank LOC)
  3.90%, 01/07/98                                                      $ 6,300      $    6,300
New York State Housing Finance Agency Revenue Bonds (East 84th
 Street Project) Series 1995A / (Fleet Bank of New York LOC)
  3.60%, 01/07/98                                                        3,700           3,700
New York State Housing Finance Agency Revenue Bonds (Mount Sinai
 School of Medicine) Series 1984A / (Sanwa Bank LOC)
  3.90%, 01/07/98                                                        9,200           9,200
New York State Housing Finance Agency Revenue Bonds (Normandie
 Court II) Series 1987A / (Bankers Trust Co. LOC)
  4.00%, 01/07/98                                                        5,800           5,800
New York State Housing Finance Agency Revenue Bonds (Union Square
 South Housing) / (Bayerische Hypotheken Und Wechsel Bank LOC)
  3.55%, 01/07/98                                                       18,000          18,000
New York State Housing Finance Agency Revenue Bonds (West 50
 Street Project) Series 1997A / (Fleet Bank of New York LOC)
  3.60%, 01/07/98                                                       10,400          10,400
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1993A / (Union Bank of Switzerland & Credit Suisse LOC)
  3.50%, 01/07/98                                                        4,300           4,300
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1994B / (Credit Suisse & Swiss Bank LOC)
  3.50%, 01/07/98                                                          400             400
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1995B / (Bank of Nova Scotia LOC)
  3.55%, 01/07/98                                                        4,800           4,800

--------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
New York State Local Government Assistance Corp. Revenue Bonds
 Series 1995G / (National Westminster Bank PLC LOC)
  3.55%, 01/07/98                                                      $ 5,400      $    5,400
New York State Medical Care Facilities Financing Agency Revenue
 Pooled Equipment Loan Program Series 1 / (Chemical Bank LOC)
  3.70%, 01/07/98                                                        2,200           2,200
Niagara County, New York Industrial Development Agency Revenue
 Bonds (Allegheny Ludlum Steel Co.) Series 1984 / (PNC Bank LOC)
  4.10%, 01/07/98                                                        3,500           3,500
Niagara Falls, New York Bridge Commission Revenue Bonds Series
 1993A / (FGIC Insurance & Credit Local de France SPA)
  3.55%, 01/07/98                                                        6,400           6,400
Schenectady, New York Industrial Development Agency Revenue Bonds
 (Fortitech Holding Corp. Project) Series A / (Fleet Bank of New
 York LOC)
  4.25%, 01/07/98                                                        1,400           1,400
St. Lawrence County, New York Industrial Development Agency
 Environmental Improvement Revenue Bonds (Reynolds Metals
 Project) Series 1995 / (Royal Bank of Canada LOC)
  3.75%, 01/07/98                                                        4,000           4,000
Suffolk County Water Authority Variable Rate Ban Series 1997 /
 (Bank of Nova Scotia LOC)
  4.05%, 01/07/98                                                        5,000           5,000
Town of Islip, New York Industrial Development Revenue Magnum
 Realty (Creative Bath Products) / (Chemical Bank LOC)
  3.55%, 01/07/98                                                        3,320           3,320
                                                                         Par          Value
                                                                       -------      ----------
Triborough Bridge & Tunnel Authority, New York Special Obligation
 Bridge Revenue Bonds Series 1994 / (FGIC Insurance & FGIC SPA)
  3.55%, 01/07/98                                                      $ 2,900      $    2,900
Yonkers, New York Industrial Development Agency Civic Facilities
 Revenue Bonds (Consumers Union Facility Project) Series 1989 /
 (Industrial Bank of Japan LOC)
  3.50%, 01/07/98                                                        1,500           1,500
Yonkers, New York Industrial Development Agency Civic Facilities
 Revenue Bonds (Consumers Union Facility Project) Series 1991 /
 (Industrial Bank of Japan LOC)
  3.50%, 01/07/98                                                          700             700
Yonkers, New York Industrial Development Agency Civic Facilities
 Revenue Bonds (Consumers Union Facility Project) Series 1994 /
 (AMBAC Insurance & Credit Local de France SBPA)
  3.50%, 01/07/98                                                        1,900           1,900
                                                                                    ----------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $285,255)                                                                       285,255
                                                                                    ----------
 TAX-EXEMPT COMMERCIAL PAPER--13.0%(b)
Monroe County, New York Unlimited Tax Public Improvement General
 Obligation Bonds / (Bank of Nova Scotia LOC)
  3.65%, 03/10/98                                                        4,500           4,500
New York City General Obligation Bonds Fiscal Series 1994H (FSA
 LOC & State Street SPA)
  3.75%, 02/10/98                                                        1,500           1,500
New York City, New York Muni Assistance Corp. Tax-Exempt
 Commercial Paper Notes Series 1997K-3 / (Landesbank
 Hessen-Thuringen Girozentrale LOC)
  3.70%, 02/25/98                                                       16,800          16,800

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         Par          Value
                                                                       -------      ----------
New York City, New York Municipal Water Finance Authority
 Commercial Paper / (Credit Suisse LOC)
  3.80%, 04/07/98                                                      $10,000      $   10,000
New York State Environmental Quality 86 Variable Rate General
 Obligation Bonds Series 1997A / (Bayerische Landesbank &
 Landesbank Hessen-Thurigen Girozentrale LOC)
  3.70%, 03/05/98                                                        5,000           5,000
New York State Environmental Quality Assurance Bonds /
 (Bayerische Landesbank & Landesbank Hessen-Thuringen
 Girozentrale LOC)
  3.65%, 02/12/98                                                        7,400           7,400
New York State Power Authority Tax-Exempt Commercial Paper Notes
  3.80%, 02/12/98                                                        5,000           5,000
New York State Power Authority Tax-Exempt Commercial Paper Notes
 Series 2 / (Multiple Credit Enhancements)
  3.70%, 02/10/98                                                       15,000          15,000
                                                                                    ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $65,200)
                                                                                        65,200
                                                                                    ----------
 TAX ANTICIPATION NOTES--11.8%(b)
Central Islip, New York Unified School District Tax Anticipation
 Notes
  3.90%, 06/30/98                                                       17,000          17,048
Nassau County, New York Tax Anticipation Note Series B
  3.78%, 08/31/98                                                       10,000          10,030
Patchogue-Medford, New York Unified School District Tax
 Anticipation Notes
  3.80%, 06/25/98                                                        5,000           5,010
Suffolk County, New York Tax Anticipation Notes Series 1998I /
 (Multiple Credit Enhancements)(d)
  3.64%, 08/13/98                                                       20,000          20,075

                                                                         Par          Value
                                                                       -------      ----------
Western Islip, New York Union Free School District Tax
 Anticipation Notes
  3.87%, 06/30/98                                                      $ 7,000      $    7,011
                                                                                    ----------
TOTAL TAX ANTICIPATION NOTES (Cost $59,174)
                                                                                        59,174
                                                                                    ----------
 BOND ANTICIPATION NOTES--8.1%(b)
Byram Hills, New York Central School District Bond Anticipation
 Notes
  3.75%, 05/08/98                                                        2,500           2,504
Campbell-Savona, New York Consolidated Bond Anticipation Notes
 Series 1997-98
  3.95%, 09/03/98                                                        9,000           9,017
Colonie, New York Bond Anticipation Notes Series B
  3.75%, 04/17/98                                                        2,052           2,055
East Hampton Township, New York Bond Anticipation Notes Series
 1997B
  3.96%, 04/16/98                                                        4,519           4,526
Islip, New York Bond Anticipation Notes Series 1997-1998
  3.85%, 07/24/98                                                        5,350           5,362
Niagara-Wheatfield, New York Central School District Bond
 Anticipation Notes
  3.80%, 12/30/98                                                        5,000           5,022
Queensbury, New York Unified School District (Warren County) Bond
 Anticipation Notes
  3.85%, 08/07/98                                                        8,000           8,018
Union-Endicott County, New York School District Bond Anticipation
 Notes
  3.80%, 12/29/98                                                        4,300           4,318
                                                                                    ----------
TOTAL BOND ANTICIPATION NOTES
 (Cost $40,822)                                                                         40,822
                                                                                    ----------

--------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1997

                                                                         Par          Value
                                                                       -------      ----------
 VARIABLE RATE TENDER OPTION BONDS-- 3.0%(a)(c)
New York City, New York General Obligation Tender Option Bonds
 Partnership (Corestates Merlot Program) Series 1997C /
 (Corestates Bank N.A. & MBIA Insurance)
  3.70%, 01/09/98                                                      $15,000      $   15,000
                                                                                    ----------
TOTAL VARIABLE RATE TENDER OPTION BONDS (Cost $15,000)
                                                                                        15,000
                                                                                    ----------
 REVENUE BONDS--2.5%(b)
New York City, New York General Obligation Bonds Series 1994B-B7
 / (AMBAC Insurance & Escrowed to Maturity with Government
 Securities)
  5.10%, 01/01/98                                                        1,100           1,100
New York State Environmental Facilities Corporation Pollution
 Control Center State Water New York State Muni Water
  3.19%, 06/15/98                                                        6,270           6,299
New York State Thruway Authority General Revenue Bonds Series
 1997D
  3.85%, 01/01/98                                                        5,180           5,180
                                                                                    ----------
TOTAL REVENUE BONDS (Cost $12,579)                                                      12,579
                                                                                    ----------
 OPTIONAL PUT BONDS--2.4%(b)
New York State Energy Research & Development Agency Pollution
 Control Revenue Bonds (Long Island Lighting Co. Project) Series
 1985B / (Deutsche Bank LOC)
  3.60%, 03/01/98                                                       12,000          12,000
                                                                                    ----------
TOTAL OPTIONAL PUT BONDS (Cost $12,000)
                                                                                        12,000
                                                                                    ----------

                                                                         Par          Value
                                                                       -------      ----------

 GENERAL OBLIGATION BONDS--1.6%(b)
Long Beach County, New York School District General Obligation
 Bonds / (FGIC Insurance)
  3.84%, 11/15/98                                                      $   430      $      432
Montgomery County, New York General Obligation Bonds / (FGIC
 Insurance)
  3.89%, 06/15/98                                                          400             402
Nassau County, New York General Improvement Revenue Bonds Series
 1995Q / (FGIC Insurance)
  3.37%, 08/01/98                                                        3,990           4,018
Phelps-Clifton Springs, New York Consolidated School District
 General Obligation Revenue Bonds / (AMBAC Insurance & Escrowed
 to Maturity with Government Securities)
  3.78%, 06/15/98                                                        1,025           1,033
Spencerport County, New York School District General Obligation
 Bond / (FSA LOC)
  3.84%, 11/15/98                                                          545             550
Suffolk County Public Improvement Revenue Bonds Series 1996D /
 (FGIC Insurance)
  3.57%, 08/01/98                                                        1,425           1,434
                                                                                    ----------
TOTAL GENERAL OBLIGATION BONDS
 (Cost $7,869)                                                                           7,869
                                                                                    ----------
 TAX AND REVENUE ANTICIPATION NOTES-- 1.0%(b)
Puerto Rico Commonwealth Tax & Revenue Anticipation Notes Series
 1
  3.76%, 07/30/98                                                        5,000           5,021
                                                                                    ----------
TOTAL TAX AND REVENUE ANTICIPATION NOTES (Cost $5,021)
                                                                                         5,021
                                                                                    ----------
TOTAL INVESTMENTS--100%
 (Cost $502,920)                                                                    $  502,920
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Year ended December 31, 1997

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1997, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund were $123,060,000, $8,195,000 and $15,000,000, respectively, which represented 2.23%, 0.27%
     and 3.11%, respectively, of the net assets of each Fund. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At December 31, 1997, the aggregate value of the restricted securities held by Schwab Municipal Money Fund and Schwab California Municipal Money Fund were $70,795,000 and $38,378,000, respectively, which represented 1.29% and 1.24%, respectively, of the net assets of each Fund. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Abbreviations
-------------

FGIC           Financial Guaranty Insurance Company
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
FNB            First National Bank
FSA            Financial Security Assurance
GNMA           Government National Mortgage Association
LOC            Letter of Credit
MBIA           Municipal Bond Investors Assurance Corporation
NCNB           North Carolina NationsBank
N.R.U.-C.F.C.  National Rural Utilities Cooperative Financing Corporation
SBPA           Standby Purchase Agreement
SLMA           Student Loan Marketing Association
SPA            Securities Purchase Agreement

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1997

                                                                                       Schwab      Schwab
                                                                           Schwab    California   New York
                                                                         Municipal   Municipal    Municipal
                                                                           Money       Money        Money
                                                                            Fund        Fund        Fund
                                                                         ----------  ----------  -----------
ASSETS
Investments, at value (Cost: $5,618,618 $3,114,324 and $502,920,
 respectively)                                                           $5,618,618  $3,114,324   $ 502,920
Cash                                                                             77         214         114
Receivables:
  Interest                                                                   35,177      20,363       3,016
  Investments sold                                                            2,564          --          --
  Fund shares sold                                                           25,049       7,194         269
Deferred organization costs                                                      --          --          12
Prepaid expenses                                                                270          26          14
                                                                         ----------  ----------  -----------
    Total assets                                                          5,681,755   3,142,121     506,345
                                                                         ----------  ----------  -----------
LIABILITIES
Payables:
  Dividends                                                                  21,131      11,407       1,796
  Investments purchased                                                     146,228      30,551      20,073
  Fund shares redeemed                                                        4,057       8,185       1,589
  Investment advisory fees                                                      263         138          20
  Transfer agency and shareholder service fees                                  551         293          46
Other liabilities                                                               455         210          63
                                                                         ----------  ----------  -----------
    Total liabilities                                                       172,685      50,784      23,587
                                                                         ----------  ----------  -----------
Net assets applicable to outstanding shares                              $5,509,070  $3,091,337   $ 482,758
                                                                         ----------  ----------  -----------
                                                                         ----------  ----------  -----------
NET ASSETS CONSIST OF:
  Paid-in-capital                                                        $5,511,910  $3,092,113   $ 482,772
  Accumulated net realized loss on investments sold                          (2,840)       (776)        (14)
                                                                         ----------  ----------  -----------
                                                                         $5,509,070  $3,091,337   $ 482,758
                                                                         ----------  ----------  -----------
                                                                         ----------  ----------  -----------
PRICING OF SHARES
  $0.00001 par value (unlimited shares authorized)
    Outstanding Sweep Shares                                              4,426,564   2,155,276     357,233
    Outstanding Value Advantage Shares-TM-                                1,085,346     936,837     125,539
                                                                         ----------  ----------  -----------
                                                                          5,511,910   3,092,113     482,772
  Net asset value, offering and redemption price per each
  Sweep and Value Advantage Share-TM-                                         $1.00       $1.00       $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (in thousands)
Year ended December 31, 1997

                                                                                           Schwab       Schwab
                                                                              Schwab     California    New York
                                                                             Municipal    Municipal    Municipal
                                                                               Money        Money        Money
                                                                               Fund         Fund         Fund
                                                                            -----------  -----------  -----------

Interest income                                                              $ 183,178    $  95,236    $  14,760
                                                                            -----------  -----------  -----------
Expenses:
  Investment advisory and administration fees                                   20,308       11,372        1,867
  Transfer agency and shareholder service fees:
    Sweep Shares                                                                18,463        8,702        1,401
    Value Advantage Shares-TM-                                                   1,998        1,835          237
  Custodian fees                                                                   490          347          199
  Registration fees                                                                396          117          103
  Professional fees                                                                 75           28           16
  Shareholder reports                                                              328          197           52
  Trustees' fees                                                                    24           18           13
  Amortization of deferred organization costs                                       --           --            5
  Insurance and other expenses                                                     615          257           70
                                                                            -----------  -----------  -----------
                                                                                42,697       22,873        3,963
Less: expenses reduced and absorbed (see Note 4)                               (11,459)      (6,774)      (1,333)
                                                                            -----------  -----------  -----------
    Total expenses incurred by Fund                                             31,238       16,099        2,630
                                                                            -----------  -----------  -----------
Net investment income                                                          151,940       79,137       12,130
    Net realized gain (loss) on investments sold                                  (515)         (44)           1
                                                                            -----------  -----------  -----------
Increase in net assets resulting from operations                             $ 151,425    $  79,093    $  12,131
                                                                            -----------  -----------  -----------
                                                                            -----------  -----------  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                  Schwab Municipal        Schwab California Municipal    Schwab New York Municipal
                                     Money Fund                    Money Fund                    Money Fund
                            ----------------------------  ----------------------------  ----------------------------
                              Year ended December 31,       Year ended December 31,       Year ended December 31,
                            ----------------------------  ----------------------------  ----------------------------
                                1997           1996           1997           1996           1997           1996
                            -------------  -------------  -------------  -------------  -------------  -------------
Operations:
  Net investment income      $   151,940    $   116,741    $    79,137    $    55,047    $    12,130    $     7,339
  Net realized gain (loss)
    on investments sold             (515)          (477)           (44)           (68)             1             (9)
                            -------------  -------------  -------------  -------------  -------------  -------------
  Increase in net assets
    resulting from
    operations                   151,425        116,264         79,093         54,979         12,131          7,330
                            -------------  -------------  -------------  -------------  -------------  -------------
Dividends to shareholders
 from net investment
 income:
  Sweep Shares                  (125,666)      (104,911)       (56,234)       (45,951)        (9,121)        (6,338)
  Value Advantage
    Shares-TM-                   (26,274)       (11,830)       (22,903)        (9,096)        (3,009)        (1,001)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Total dividends to
      shareholders              (151,940)      (116,741)       (79,137)       (55,047)       (12,130)        (7,339)
                            -------------  -------------  -------------  -------------  -------------  -------------
Capital share transactions
 (at $1.00 per share):
  Proceeds from shares
    sold                      17,267,233     13,705,095      8,685,116      6,230,933      1,365,492        979,381
  Net asset value of
    shares issued in
    reinvestment of
    dividends                    143,585        112,199         74,380         52,112         11,240          6,854
  Less payments for shares
    redeemed                 (16,378,232)   (12,904,337)    (7,991,713)    (5,645,082)    (1,231,270)      (868,937)
                            -------------  -------------  -------------  -------------  -------------  -------------
  Increase in net assets
    from capital share
    transactions               1,032,586        912,957        767,783        637,963        145,462        117,298
                            -------------  -------------  -------------  -------------  -------------  -------------
    Total increase in net
      assets                   1,032,071        912,480        767,739        637,895        145,463        117,289
Net assets:
  Beginning of period          4,476,999      3,564,519      2,323,598      1,685,703        337,295        220,006
                            -------------  -------------  -------------  -------------  -------------  -------------
  End of period              $ 5,509,070    $ 4,476,999    $ 3,091,337    $ 2,323,598    $   482,758    $   337,295
                            -------------  -------------  -------------  -------------  -------------  -------------
                            -------------  -------------  -------------  -------------  -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                                                   Schwab Municipal Money Fund
                                                                                           Sweep Shares
                                                                ------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                                ------------------------------------------------------------------
                                                                   1997          1996          1995          1994          1993
                                                                ----------    ----------    ----------    ----------    ----------
Net asset value at beginning of period                          $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.03          0.03          0.03          0.02          0.02
  Net realized and unrealized gain (loss) on investments                --            --            --            --            --
                                                                ----------    ----------    ----------    ----------    ----------
    Total from investment operations                                  0.03          0.03          0.03          0.02          0.02
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.03)        (0.03)        (0.03)        (0.02)        (0.02)
                                                                ----------    ----------    ----------    ----------    ----------
    Total distributions                                             (0.03)        (0.03)        (0.03)        (0.02)        (0.02)
                                                                ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                                $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                                ----------    ----------    ----------    ----------    ----------
                                                                ----------    ----------    ----------    ----------    ----------
TOTAL RETURN (not annualized)                                         3.11%         2.92%         3.30%         2.32%         1.93%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $4,423,841    $3,868,919    $3,403,837    $3,015,951    $2,423,317
  Ratio of expenses to average net assets+                            0.66%++       0.66%         0.66%         0.65%         0.63%
  Ratio of net investment income to average net assets+               3.06%         2.89%         3.25%         2.31%         1.92%

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                           0.90%         0.90%         0.91%         0.91%         0.93%
    Ratio of net investment income to average net assets              2.83%         2.65%         3.00%         2.05%         1.62%

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.67%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     Schwab Municipal Money Fund
                                                                      Value Advantage Shares-TM-
                                                                --------------------------------------
                                                                      Year ended          Period ended
                                                                     December 31,         December 31,
                                                                ----------------------    ------------
                                                                   1997         1996        1995(1)
                                                                ----------    --------    ------------
Net asset value at beginning of period                          $     1.00    $   1.00      $   1.00
                                                                ----------    --------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.03        0.03          0.02
  Net realized and unrealized gain (loss) on investments                --          --            --
                                                                ----------    --------    ------------
    Total from investment operations                                  0.03        0.03          0.02
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.03)      (0.03)        (0.02)
                                                                ----------    --------    ------------
    Total distributions                                             (0.03)      (0.03)        (0.02)
                                                                ----------    --------    ------------
Net asset value at end of period                                $     1.00    $   1.00      $   1.00
                                                                ----------    --------    ------------
                                                                ----------    --------    ------------
TOTAL RETURN (not annualized)                                         3.32%       3.14%         1.68%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $1,085,229    $608,080      $160,682
  Ratio of expenses to average net assets+                            0.45%++     0.45%         0.45%*
  Ratio of net investment income to average net assets+               3.29%       3.10%         3.50%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                           0.72%       0.75%         0.95%*
    Ratio of net investment income to average net assets              3.03%       2.80%         3.00%*

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.46%.

 (1) Period from July 7, 1995 (commencement of operations) to December 31, 1995.

  * Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                                              Schwab California Municipal Money Fund
                                                                                           Sweep Shares
                                                                ------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                                ------------------------------------------------------------------
                                                                   1997          1996          1995          1994          1993
                                                                ----------    ----------    ----------    ----------    ----------
Net asset value at beginning of period                          $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.03          0.03          0.03          0.02          0.02
  Net realized and unrealized gain (loss) on investments                --            --            --            --            --
                                                                ----------    ----------    ----------    ----------    ----------
    Total from investment operations                                  0.03          0.03          0.03          0.02          0.02
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.03)        (0.03)        (0.03)        (0.02)        (0.02)
                                                                ----------    ----------    ----------    ----------    ----------
    Total distributions                                             (0.03)        (0.03)        (0.03)        (0.02)        (0.02)
                                                                ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                                $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                                ----------    ----------    ----------    ----------    ----------
                                                                ----------    ----------    ----------    ----------    ----------
TOTAL RETURN (not annualized)                                         2.95%         2.80%         3.20%         2.26%         1.91%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $2,154,522    $1,816,112    $1,577,695    $1,293,883    $1,062,042
  Ratio of expenses to average net assets+                            0.65%++       0.65%         0.65%         0.64%         0.63%
  Ratio of net investment income to average net assets+               2.91%         2.77%         3.15%         2.25%         1.89%

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                           0.91%         0.92%         0.94%         0.94%         0.96%
    Ratio of net investment income to average net assets              2.66%         2.50%         2.86%         1.95%         1.56%

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.66%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 Schwab California Municipal Money
                                                                                Fund
                                                                     Value Advantage Shares-TM-
                                                                ------------------------------------
                                                                Year ended December
                                                                        31,             Period ended
                                                                --------------------    December 31,
                                                                  1997        1996        1995(1)
                                                                --------    --------    ------------
Net asset value at beginning of period                          $   1.00    $   1.00      $   1.00
                                                                --------    --------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.03        0.03          0.01
  Net realized and unrealized gain (loss) on investments              --          --            --
                                                                --------    --------    ------------
    Total from investment operations                                0.03        0.03          0.01
LESS DISTRIBUTIONS
  Dividends from net investment income                            (0.03)      (0.03)        (0.01)
                                                                --------    --------    ------------
    Total distributions                                           (0.03)      (0.03)        (0.01)
                                                                --------    --------    ------------
Net asset value at end of period                                $   1.00    $   1.00      $   1.00
                                                                --------    --------    ------------
                                                                --------    --------    ------------
TOTAL RETURN (not annualized)                                       3.15%       3.01%         0.84%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $936,815    $507,486      $108,008
  Ratio of expenses to average net assets+                          0.45%++     0.45%         0.45%*
  Ratio of net investment income to average net assets+             3.12%       2.98%         3.48%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                         0.72%       0.77%         1.04%*
    Ratio of net investment income to average net assets            2.86%       2.66%         2.89%*

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.46%.

 (1) Period from October 3, 1995 (commencement of operations) to December 31, 1995.

  * Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

                                                                Schwab New York Municipal Money Fund
                                                                            Sweep Shares
                                                                ------------------------------------
                                                                Year ended December
                                                                        31,             Period ended
                                                                --------------------    December 31,
                                                                  1997        1996        1995(1)
                                                                --------    --------    ------------
Net asset value at beginning of period                          $   1.00    $   1.00      $   1.00
                                                                --------    --------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.03        0.03          0.03
  Net realized and unrealized gain (loss) on investments              --          --            --
                                                                --------    --------    ------------
    Total from investment operations                                0.03        0.03          0.03
LESS DISTRIBUTIONS
  Dividends from net investment income                            (0.03)      (0.03)        (0.03)
                                                                --------    --------    ------------
    Total distributions                                           (0.03)      (0.03)        (0.03)
                                                                --------    --------    ------------
Net asset value at end of period                                $   1.00    $   1.00      $   1.00
                                                                --------    --------    ------------
                                                                --------    --------    ------------
TOTAL RETURN (not annualized)                                       2.96%       2.74%         2.75%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $357,221    $270,612      $204,863
  Ratio of expenses to average net assets+                          0.69%++     0.69%         0.63%*
  Ratio of net investment income to average net assets+             2.93%       2.71%         3.20%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                         1.02%       1.04%         1.04%*
    Ratio of net investment income to average net assets            2.62%       2.36%         2.79%*

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.70%.

 (1) Period from February 27, 1995 (commencement of operations) to December 31, 1995.

  * Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                  Schwab New York Municipal Money
                                                                               Fund
                                                                    Value Advantage Shares-TM-
                                                                -----------------------------------
                                                                Year ended December
                                                                        31,            Period ended
                                                                -------------------    December 31,
                                                                  1997       1996        1995(1)
                                                                --------    -------    ------------
Net asset value at beginning of period                          $   1.00    $  1.00      $  1.00
                                                                --------    -------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.03       0.03         0.02
  Net realized and unrealized gain (loss) on investments              --         --           --
                                                                --------    -------    ------------
    Total from investment operations                                0.03       0.03         0.02
LESS DISTRIBUTIONS
  Dividends from net investment Income                            (0.03)     (0.03)       (0.02)
                                                                --------    -------    ------------
    Total distributions                                           (0.03)     (0.03)       (0.02)
                                                                --------    -------    ------------
Net asset value at end of period                                $   1.00    $  1.00      $  1.00
                                                                --------    -------    ------------
                                                                --------    -------    ------------
TOTAL RETURN (not annualized)                                       3.21%      2.99%        1.62%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000s)                              $125,537    $66,683      $15,143
  Ratio of expenses to average net assets+                          0.45%++    0.45%        0.45%*
  Ratio of net investment income to average net assets+             3.18%      2.98%        3.42%*

---------------

  + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

    Ratio of expenses to average net assets                         0.85%      1.01%        1.81%*
    Ratio of net investment income to average net assets            2.80%      2.42%        2.06%*

 ++ This expense ratio excludes interest expenses, extraordinary expenses and taxes. Had these expenses been included, the expense ratio would have been 0.46%.

 (1) Period from July 7, 1995 (commencement of operations) to December 31, 1995.

  * Annualized

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1997

1. DESCRIPTION OF THE FUND

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the "Funds"), are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Funds offer multiple classes of shares--the Sweep Shares and the Value Advantage Shares-TM-. Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects, except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the three Funds described above, the Trust also offers--Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund-Registered Trademark-, Schwab Institutional Advantage Money Fund-Registered Trademark-, Schwab Retirement Money Fund-Registered Trademark- and Schwab Government Cash Reserves. (The Schwab Government Cash Reserves was effective on October 20, 1997. However, the Fund has not commenced operations.) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION--Investments are stated at amortized cost which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES)--Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS--Costs incurred in connection with the organization of the Funds are amortized on a straight-line basis over a five-year period from each Funds' commencement of operations.

DIVIDENDS TO SHAREHOLDERS--Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

FEDERAL INCOME TAXES--It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

All distributions paid by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund for the year ended December 31, 1997 qualify as exempt interest dividends for federal tax purposes.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS--The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1997 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS--The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of each Fund's average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. Schwab has reduced a portion of its fee for the year ended December 31, 1997 (see Note 4).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund incurred fees aggregating $55,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1998, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class shares, after waivers and reimbursement, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, and taxes.

                                                    Sweep    Value Advantage
                                                    Shares      Shares-TM-
-----------------------------------------------------------------------------
Schwab Municipal Money Fund                          0.66%         0.45%
-----------------------------------------------------------------------------
Schwab California Municipal Money Fund               0.65%         0.45%
-----------------------------------------------------------------------------
Schwab New York Municipal Money Fund                 0.69%         0.45%
-----------------------------------------------------------------------------

For the year ended December 31, 1997, the total of such fees reduced by the Investment Manager were $10,977,000, 6,548,000 and $1,192,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively, and the total of such fees reduced by Schwab were $482,000, $226,000 and $141,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Each Fund offers two classes of shares: Sweep Shares and Value Advantage Shares-TM-. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows, (in thousands):

                                   Schwab Municipal             Schwab California            Schwab New York
                                      Money Fund               Municipal Money Fund       Municipal Money Fund
                            ------------------------------  --------------------------  -------------------------
                               Year ended December 31,       Year ended December 31,     Year ended December 31,
                            ------------------------------  --------------------------  -------------------------
                                 1997            1996           1997          1996          1997         1996
                            --------------  --------------  ------------  ------------  ------------  -----------
Proceeds from shares sold:
  Sweep Shares              $   15,493,142  $   12,710,212  $  7,203,514  $  5,448,674  $  1,167,590  $   868,824
  Value Advantage
    Shares-TM-                   1,774,091         994,883     1,481,602       782,259       197,902      110,557
                            --------------  --------------  ------------  ------------  ------------  -----------
    Total                       17,267,233      13,705,095     8,685,116     6,230,933     1,365,492      979,381
                            --------------  --------------  ------------  ------------  ------------  -----------
Net asset value of shares
 issued in reinvestment of
 dividends:
  Sweep Shares                     120,622         102,508        53,926        44,907         8,549        6,081
  Value Advantage
    Shares-TM-                      22,963           9,691        20,454         7,205         2,691          773
                            --------------  --------------  ------------  ------------  ------------  -----------
    Total                          143,585         112,199        74,380        52,112        11,240        6,854
                            --------------  --------------  ------------  ------------  ------------  -----------
Less payments for shares
 redeemed:
  Sweep Shares                 (15,058,403)    (12,347,201)   (6,918,999)   (5,255,105)   (1,089,531)    (809,149)
  Value Advantage
    Shares-TM-                  (1,319,829)       (557,136)   (1,072,714)     (389,977)     (141,739)     (59,788)
                            --------------  --------------  ------------  ------------  ------------  -----------
    Total                      (16,378,232)    (12,904,337)   (7,991,713)   (5,645,082)   (1,231,270)    (868,937)
                            --------------  --------------  ------------  ------------  ------------  -----------
    Total increase in net
      assets from capital
      share transactions    $    1,032,586  $      912,957  $    767,783  $    637,963  $    145,462  $   117,298
                            --------------  --------------  ------------  ------------  ------------  -----------
                            --------------  --------------  ------------  ------------  ------------  -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Schwab Municipal Money Fund,
Schwab California Municipal Money Fund,
and Schwab New York Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 30, 1998

--------------------------------------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                  SCHWABFUNDS FAMILY-Registered Trademark-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                       SCHWAB ASSET ALLOCATION FUNDS

           Schwab Asset Director-Registered Trademark--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund
                  Schwab OneSource Portfolios--Growth Allocation
                 Schwab OneSource Portfolio--Balanced Allocation

                             SCHWAB STOCK FUNDS

                  Schwab 1000 Fund-Registered Trademark-
                            Schwab S&P 500 Fund
                Schwab Analytics Fund-Registered Trademark-
              Schwab Small-Cap Index Fund-Registered Trademark-
                  Schwab OneSource Portfolios--Small Company
            Schwab International Index Fund-Registered Trademark-
                   Schwab OneSource Portfolios--International

                             SCHWAB BOND FUNDS

        Schwab Bond Index Funds--Total and Short-Term Bond Market Index
                          Funds-Registered Trademark-
         Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
    Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                             SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds.-Registered Trademark-

EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND
EXPENSES.
PLEASE READ IT CAREFULLY BEFORE INVESTING.
This report must be preceded or accompanied by a current prospectus.

(1) Formerly known as the Schwab Government Bond Funds--Long-Term and Short/Intermediate.
(2) Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SCHWABFUNDS                                                     ==============
F A M I L Y -Registered Trademark-                                 BULK RATE
                                                                 U.S. POSTAGE
101 Montgomery Street                                                PAID
San Francisco, California 94104                                 CHARLES SCHWAB
                                                                ==============
















INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C- 1996 Charles Schwab & Co., Inc. All rights reserved.
Member SPCNYSE.

Printed on recycled paper. CRS 20176 (0098-1082) TF5457(2/98)


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